UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:	811-06322

Exact name of registrant as specified in charter:	Delaware Pooled® Trust

Address of principal executive offices:	2005 Market Street
Philadelphia, PA 19103

Name and address of agent for service:	David F. Connor, Esq.
2005 Market Street
Philadelphia, PA 19103

Registrant’s telephone number, including area code:	(800) 523-1918

Date of fiscal year end:	October 31

Date of reporting period:	January 31, 2013

Item 1. Schedule of Investments.

Schedule of Investments (Unaudited)

Delaware Pooled® Trust – The Core Focus Fixed Income Portfolio

January 31, 2013

	Principal Amount (U.S. $)	Value (U.S. $)
Agency Asset-Backed Securities – 0.32%
Fannie Mae Grantor Trust Series 2003-T4 2A5 5.407% 9/26/33	$19,257	$20,330
Total Agency Asset-Backed Securities (cost $19,070)		20,330

Agency Collateralized Mortgage Obligations – 1.91%
Fannie Mae REMICs
Series 2010-35 AB 5.00% 11/25/49	13,711	14,652
•Series 2011-105 FP 0.604% 6/25/41	50,765	50,936
•Freddie Mac REMICs Series 3800 AF 0.706% 2/15/41	53,405	53,809
Total Agency Collateralized Mortgage Obligations (cost $118,833)		119,397

Agency Mortgage-Backed Securities – 31.97%
Fannie Mae S.F. 15 yr
2.50% 12/1/27	14,915	15,461
3.00% 3/1/27	142,998	151,153
3.50% 7/1/26	3,297	3,518
3.50% 10/1/26	26,424	27,960
4.00% 11/1/25	65,480	71,046
4.50% 8/1/19	3,471	3,738
5.00% 1/1/20	3,167	3,427
5.00% 6/1/20	336	363
5.00% 2/1/21	1,935	2,094
Fannie Mae S.F. 15 yr TBA
2.50% 2/1/28	416,000	430,690
3.00% 2/1/28	161,000	169,025
Fannie Mae S.F. 20 yr 5.50% 12/1/29	1,743	1,894
Fannie Mae S.F. 30 yr
4.00% 1/1/41	8,905	9,478
4.00% 3/1/42	7,740	8,314
4.00% 1/1/43	23,000	24,487
5.00% 2/1/35	27,602	29,974
6.00% 10/1/35	12,124	13,531
6.00% 8/1/36	1,357	1,485
6.00% 10/1/39	11,577	12,667
6.00% 11/1/39	33,401	36,548
6.00% 4/1/40	49	54
6.00% 7/1/40	5,159	5,645
6.00% 2/1/41	23,057	25,424
Fannie Mae S.F. 30 yr TBA
3.00% 2/1/43	236,000	243,707
3.50% 2/1/43	155,000	163,452
3.50% 3/1/43	170,000	178,845
4.50% 2/1/43	81,000	86,923
Freddie Mac S.F. 15 yr 5.50% 7/1/24	53,039	57,399
Freddie Mac S.F. 30 yr
4.00% 10/1/40	5,005	5,312
4.50% 1/1/41	8,818	9,189
5.50% 7/1/40	69,182	74,974
6.00% 8/1/38	18,074	19,936
6.00% 10/1/38	26,533	29,268
6.00% 5/1/40	79,810	87,087
Total Agency Mortgage-Backed Securities (cost $2,003,577)		2,004,068

Commercial Mortgage-Backed Securities – 4.04%
•BAML Commercial Mortgage Securities Series 2005-6 A4 5.189% 9/10/47	35,000	38,774
•Bear Stearns Commercial Mortgage Securities Series 2006-PW12 A4 5.712% 9/11/38	20,000	22,714
t•Commercial Mortgage Pass Through Certificates Series 2005-C6 A5A 5.116% 6/10/44	10,000	10,931
•Credit Suisse Mortgage Capital Certificates Series 2006-C1 AAB 5.409% 2/15/39	16,666	17,322
Goldman Sachs Mortgage Securities II
Series 2005-GG4 A4 4.761% 7/10/39	35,000	37,541
Series 2005-GG4 A4A 4.751% 7/10/39	25,000	26,834
•JPMorgan Chase Commercial Mortgage Securities
Series 2005-LDP3 A4A 4.936% 8/15/42	25,000	27,199
Series 2005-LDP5 A4 5.20% 12/15/44	20,000	22,104
•Morgan Stanley Capital I Series 2007-T27 A4 5.652% 6/11/42	25,000	29,180
WF-RBS Commercial Mortgage Trust
Series 2012-C9 A3 2.87% 11/15/45	10,000	10,151
Series 2013-C11 A5 3.071% 3/15/45	10,000	10,286
Total Commercial Mortgage-Backed Securities (cost $219,536)		253,036

Corporate Bonds – 25.88%
Banking – 3.73%
Abbey National Treasury Services 4.00% 4/27/16	15,000	15,967
#Bank Nederlandse Gemeenten 144A
1.375% 9/27/17	10,000	10,036
2.50% 1/23/23	16,000	15,824
Bank of America
2.00% 1/11/18	15,000	14,904
3.875% 3/22/17	5,000	5,362
City National 5.25% 9/15/20	10,000	10,978
Goldman Sachs Group
2.375% 1/22/18	5,000	5,018
3.625% 1/22/23	5,000	5,002
HSBC Holdings 4.00% 3/30/22	15,000	16,007
JPMorgan Chase 3.20% 1/25/23	20,000	19,915
PNC Funding 5.625% 2/1/17	23,000	26,384
Santander Holdings USA 4.625% 4/19/16	5,000	5,321
SunTrust Banks 3.60% 4/15/16	5,000	5,351
SVB Financial Group 5.375% 9/15/20	15,000	16,870
Wachovia
•0.674% 10/15/16	5,000	4,934
5.25% 8/1/14	5,000	5,326
5.625% 10/15/16	35,000	40,238
Zions Bancorp 4.50% 3/27/17	10,000	10,504
		233,941
Basic Industry – 1.80%
Alcoa 6.75% 7/15/18	10,000	11,445
Cabot 2.55% 1/15/18	20,000	20,480
CF Industries 6.875% 5/1/18	20,000	24,395
Dow Chemical 8.55% 5/15/19	10,000	13,503
Ecolab 1.45% 12/8/17	5,000	4,968
Georgia-Pacific 8.00% 1/15/24	20,000	27,946
Lubrizol 5.50% 10/1/14	5,000	5,400
Teck Resources 3.75% 2/1/23	5,000	5,025
		113,162
Brokerage – 0.55%
Jefferies Group 6.45% 6/8/27	19,000	20,710
Lazard Group 6.85% 6/15/17	12,000	13,771
		34,481
Capital Goods – 0.08%
#ADT 144A 4.125% 6/15/23	5,000	5,082
		5,082
Communications – 2.28%
American Tower 5.90% 11/1/21	15,000	17,689
AT&T 2.625% 12/1/22	10,000	9,691
Comcast 4.25% 1/15/33	5,000	4,889

#Crown Castle Towers 144A 4.883% 8/15/20	20,000	22,738
DIRECTV Holdings 5.15% 3/15/42	10,000	9,650
Interpublic Group
2.25% 11/15/17	5,000	4,962
3.75% 2/15/23	5,000	4,901
4.00% 3/15/22	20,000	20,275
Qwest 6.75% 12/1/21	5,000	5,811
Telefonica Emisiones 5.462% 2/16/21	5,000	5,426
Time Warner Cable
5.85% 5/1/17	10,000	11,678
8.25% 4/1/19	10,000	13,236
#Vivendi 144A 6.625% 4/4/18	10,000	11,677
		142,623
Consumer Cyclical – 1.80%
Amazon.com 2.50% 11/29/22	15,000	14,428
CVS Caremark 2.75% 12/1/22	10,000	9,864
Darden Restaurants 3.35% 11/1/22	15,000	14,266
eBay 4.00% 7/15/42	15,000	13,970
Historic TW 6.875% 6/15/18	20,000	24,901
Toyota Motor Credit 2.625% 1/10/23	10,000	9,909
Walgreen 1.80% 9/15/17	15,000	15,055
Western Union 2.875% 12/10/17	5,000	4,986
Wyndham Worldwide 4.25% 3/1/22	5,000	5,183
		112,562
Consumer Non-Cyclical – 2.31%
Amgen 5.375% 5/15/43	5,000	5,732
Anheuser-Busch InBev Finance 2.625% 1/17/23	10,000	9,883
Brown-Forman 2.25% 1/15/23	25,000	24,216
CareFusion 6.375% 8/1/19	10,000	11,882
Celgene 3.95% 10/15/20	10,000	10,733
ConAgra Foods 3.20% 1/25/23	10,000	10,033
Energizer Holdings 4.70% 5/24/22	15,000	15,904
#Heineken 144A 3.40% 4/1/22	10,000	10,277
Kraft Foods Group 5.00% 6/4/42	10,000	10,897
Newell Rubbermaid 2.05% 12/1/17	5,000	5,010
*Safeway 4.75% 12/1/21	10,000	10,172
Teva Pharmaceutical Finance 2.95% 12/18/22	5,000	4,962
#Woolworths 144A 3.15% 4/12/16	5,000	5,235
#Zoetis 144A 3.25% 2/1/23	10,000	9,949
		144,885
Electric – 3.16%
*Ameren Illinois 9.75% 11/15/18	35,000	48,146
American Electric Power 1.65% 12/15/17	15,000	15,009
#American Transmission Systems 144A 5.25% 1/15/22	5,000	5,683
CenterPoint Energy 5.95% 2/1/17	10,000	11,533
Connecticut Light & Power 2.50% 1/15/23	5,000	4,952
Great Plains Energy 5.292% 6/15/22	20,000	22,331
•Integrys Energy Group 6.11% 12/1/66	10,000	10,634
LG&E & KU Energy
3.75% 11/15/20	10,000	10,474
4.375% 10/1/21	10,000	10,874
#Narragansett Electric 144A 4.17% 12/10/42	5,000	4,900
#Niagara Mohawk Power 144A 2.721% 11/28/22	5,000	4,882
Pennsylvania Electric 5.20% 4/1/20	10,000	11,365
SCANA 4.125% 2/1/22	20,000	20,785
•Wisconsin Energy 6.25% 5/15/67	15,000	16,328
		197,896
Energy – 2.46%
Chevron 2.355% 12/5/22	5,000	4,911
Murphy Oil
2.50% 12/1/17	5,000	5,026
3.70% 12/1/22	5,000	4,871

Occidental Petroleum 2.70% 2/15/23	5,000	4,996
Petrobras International Finance
3.875% 1/27/16	10,000	10,523
5.375% 1/27/21	5,000	5,503
#Petroleos Mexicanos 144A 3.50% 1/30/23	10,000	9,825
Pride International 6.875% 8/15/20	20,000	25,004
Statoil 2.45% 1/17/23	5,000	4,874
Talisman Energy 5.50% 5/15/42	20,000	21,758
Total Capital Canada 2.75% 7/15/23	10,000	10,018
Transocean
3.80% 10/15/22	10,000	9,927
5.05% 12/15/16	5,000	5,588
Weatherford Bermuda
4.50% 4/15/22	5,000	5,130
9.625% 3/1/19	10,000	13,051
#Woodside Finance 144A 8.75% 3/1/19	10,000	13,211
		154,216
Finance Companies – 0.55%
General Electric Capital
3.10% 1/9/23	5,000	4,949
4.375% 9/16/20	5,000	5,533
5.55% 5/4/20	5,000	5,900
6.00% 8/7/19	15,000	18,167
		34,549
Insurance – 2.19%
American International Group 6.40% 12/15/20	20,000	24,525
•Chubb 6.375% 3/29/67	5,000	5,463
#Highmark 144A 4.75% 5/15/21	5,000	4,969
#ING US 144A 5.50% 7/15/22	15,000	16,397
#Liberty Mutual Group 144A 6.50% 5/1/42	20,000	22,451
MetLife 6.40% 12/15/36	20,000	21,752
Prudential Financial
3.875% 1/14/15	5,000	5,286
•5.875% 9/15/42	10,000	10,525
6.00% 12/1/17	5,000	5,944
WellPoint 1.875% 1/15/18	20,000	20,129
		137,441
Natural Gas – 2.28%
El Paso Pipeline Partners Operating 6.50% 4/1/20	15,000	18,180
Energy Transfer Partners 3.60% 2/1/23	15,000	14,863
Enterprise Products Operating 9.75% 1/31/14	10,000	10,864
#GDF Suez 144A 2.875% 10/10/22	10,000	9,920
Kinder Morgan Energy Partners 9.00% 2/1/19	5,000	6,650
Nisource Finance 5.25% 2/15/43	10,000	10,561
ONEOK Partners 2.00% 10/1/17	20,000	20,181
Plains All American Pipeline 8.75% 5/1/19	5,000	6,754
Sempra Energy 2.875% 10/1/22	5,000	4,923
Sunoco Logistics Partners Operations 3.45% 1/15/23	5,000	4,946
•TransCanada Pipelines 6.35% 5/15/67	10,000	10,670
Williams Partners 7.25% 2/1/17	20,000	24,129
		142,641
Real Estate – 1.50%
Alexandria Real Estate Equities 4.60% 4/1/22	10,000	10,709
Brandywine Operating Partnership 4.95% 4/15/18	10,000	11,064
BRE Properties 3.375% 1/15/23	10,000	9,813
Digital Realty Trust
5.25% 3/15/21	10,000	11,107
5.875% 2/1/20	5,000	5,711
Mack-Cali Realty 4.50% 4/18/22	20,000	21,175
Regency Centers 5.875% 6/15/17	7,000	8,046
#WEA Finance 144A
3.375% 10/3/22	5,000	5,047
4.625% 5/10/21	10,000	11,072
		93,744

Technology – 0.86%
Intel 2.70% 12/15/22	5,000	4,889
Microsoft 2.125% 11/15/22	5,000	4,847
National Semiconductor 6.60% 6/15/17	10,000	12,246
NetApp
2.00% 12/15/17	5,000	4,991
3.25% 12/15/22	5,000	4,876
#Seagate Technology International 144A 10.00% 5/1/14	5,000	5,375
Xerox 5.625% 12/15/19	15,000	16,942
		54,166
Transportation – 0.33%
#Penske Truck Leasing 144A
3.375% 3/15/18	10,000	10,254
4.875% 7/11/22	10,000	10,162
		20,416
Total Corporate Bonds (cost $1,547,677)		1,621,805

Non-Agency Asset-Backed Securities – 0.34%
John Deere Owner Trust Series 2011-A A4 1.96% 4/16/18	10,000	10,205
Mid-State Trust Series 11 A1 4.864% 7/15/38	10,748	11,084
Total Non-Agency Asset-Backed Securities (cost $20,277)		21,289

Non-Agency Collateralized Mortgage Obligations – 0.08%
#•MASTR Specialized Loan Trust Series 2005-2 A2 144A 5.006% 7/25/35	5,015	5,083
Total Non-Agency Collateralized Mortgage Obligations (cost $5,015)		5,083

ΔRegional Bonds – 0.54%
Canada – 0.54%
Province of British Columbia 2.00% 10/23/22	20,000	19,429
Province of Manitoba 2.10% 9/6/22	15,000	14,706
Total Regional Bonds (cost $34,890)		34,135

U.S. Treasury Obligations – 26.84%
U.S. Treasury Notes
*0.75% 12/31/17	295,000	293,456
0.875% 1/31/18	205,000	204,968
1.625% 11/15/22	985,000	953,756
2.75% 8/15/42	250,000	230,274
Total U.S. Treasury Obligations (cost $1,725,094)		1,682,454

	Number of
	Shares
Preferred Stock – 0.46%
Alabama Power 5.625%	620	15,866
*BB&T 5.85%	175	4,522
•PNC Financial Services Group 8.25%	8,000	8,137
Total Preferred Stock (cost $25,956)		28,525

	Principal
	Amount
	(U.S. $)
Short-Term Investments – 29.35%
≠Discount Notes – 3.94%
Federal Home Loan Bank
0.12% 4/2/13	$8,248	8,247
0.125% 3/6/13	137,641	137,640
0.13% 2/6/13	82,741	82,741
0.135% 2/15/13	18,203	18,203
		246,831

Repurchase Agreements – 23.08%
Bank of America 0.11%, dated 1/31/13, to be
repurchased on 2/1/13, repurchase price $520,650
(collateralized by U.S. government obligations 1.25%-2.125%
4/15/14-12/31/15; market value $531,061)	520,648	520,648

BNP Paribas 0.15%, dated 1/31/13, to be
repurchased on 2/1/13, repurchase price $926,355
(collateralized by U.S. government obligations 0.25%-4.25%
12/15/13-8/15/21; market value $944,879)	926,352	926,352
		1,447,000
≠U.S. Treasury Obligations – 2.33%
U.S. Treasury Bills
0.04% 3/21/13	102,542	102,537
0.04% 3/28/13	43,407	43,404
		145,941
Total Short-Term Investments (cost $1,839,754)		1,839,772

Total Value of Securities Before Securities Lending Collateral – 121.73%
(cost $7,559,679)		7,629,894

	Number of
	Shares
**Securities Lending Collateral – 0.28%
Investment Companies
Delaware Investments Collateral Fund No.1	17,582	17,582
†@Mellon GSL Reinvestment Trust II	41,609	0
Total Securities Lending Collateral (cost $59,191)		17,582

Total Value of Securities – 122.01%
(cost $7,618,870)		7,647,476	©
**Obligation to Return Securities Lending Collateral – (0.94%)		(59,191)
Other Liabilities Net of Receivables and Other Assets – (21.07%)		(1,320,476	)z
Net Assets Applicable to 670,317 Shares Outstanding – 100.00%		$6,267,809

•Variable rate security. The rate shown is the rate as of January 31, 2013. Interest rates reset periodically.
tPass Through Agreement. Security represents the contractual right to receive a proportionate amount of underlying payments due to the counterparty pursuant to various agreements related to the rescheduling of obligations and the exchange of certain notes.
#Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At January 31, 2013, the aggregate value of Rule 144A securities was $230,049, which represented 3.67% of the Portfolio’s net assets. See Note 4 in “Notes”.
*Fully or partially on loan.
ΔSecurities have been classified by country of origin.
≠The rate shown is the effective yield at the time of purchase.
**See Note 3 in “Notes” for additional information on securities lending collateral.
†Non income producing security.
@Illiquid security. At January 31, 2013, the aggregate value of illiquid securities was $0, which represented 0.00% of the Portfolio’s net assets. See Note 4 in “Notes”.
©Includes $57,482 of securities loaned.
zOf this amount, $1,744,633 represents payable for securities purchased as of January 31, 2013.

Summary of Abbreviations:
BAML – Bank of America Merrill Lynch
MASTR – Mortgage Asset Securitization Transactions, Inc.
REMIC – Real Estate Mortgage Investment Conduit
S.F. – Single Family
TBA – To be announced
yr – Year

Notes

1. Significant Accounting Policies
The following accounting policies are in accordance with U.S. generally accepted accounting principles (U.S. GAAP) and are consistently followed by Delaware Pooled® Trust - The Core Focus Fixed Income Portfolio (Portfolio). This report covers the period of time since the Portfolio’s last fiscal year end.

Security Valuation – Equity securities, except those traded on the Nasdaq Stock Market, Inc. (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange (NYSE) on the valuation date. Securities traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If on a particular day an equity security does not trade, then the mean between the bid and ask prices will be used, which approximates fair value. Securities listed on a foreign exchange are normally valued at the last quoted sales price on the valuation date. Short-term debt securities are valued using the evaluated mean from a pricing vendor, which approximates fair value. U.S. government and agency securities are valued at the mean between the bid and ask prices, which approximates fair value. Debt securities are valued based upon valuations provided by an independent pricing service or broker and reviewed by management. To the extent current market prices are not available, the pricing service may take into account developments related to the specific security, as well as transactions in comparable securities. Valuations for fixed income securities utilize matrix systems, which reflect such factors as security prices, yields, maturities, and ratings, and are supplemented by dealer and exchange quotations. Investment company securities are valued at net asset value per share, as reported by the underlying investment company. Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Portfolio’s Board of Trustees (Board). In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures or suspension of trading in a security. The Portfolio may use fair value pricing more frequently for securities traded primarily in non-U.S. markets because, among other things, most foreign markets close well before the Portfolio values its securities, generally as of 4:00 p.m. Eastern time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading, or news events may have occurred in the interim. To account for this, the Portfolio may frequently value foreign securities using fair value prices based on third-party vendor modeling tools (international fair value pricing).

Federal Income Taxes – No provision for federal income taxes has been made as the Portfolio intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to shareholders. The Portfolio evaluates tax positions taken or expected to be taken in the course of preparing the Portfolio’s tax returns to determine whether the tax positions are "more-likely-than-not" of being sustained by the applicable tax authority. Tax positions not deemed to meet the “more-likely-than-not” threshold are recorded as a tax benefit or expense in the current year. Management has analyzed the Portfolio’s tax positions taken on federal income tax returns for all open tax years (October 31, 2009–October 31, 2012), and has concluded that no provision for federal income tax is required in the Portfolio’s financial statements.

Repurchase Agreements – The Portfolio may purchase certain U.S. government securities subject to the counterparty's agreement to repurchase them at an agreed upon date and price. The counterparty will be required on a daily basis to maintain the value of the collateral subject to the agreement at not less than the repurchase price (including accrued interest). The agreements are conditioned upon the collateral being deposited under the Federal Reserve book-entry system with the Portfolio’s custodian or a third-party sub-custodian. In the event of default or bankruptcy by the other party to the agreement, retention of the collateral may be subject to legal proceedings. All open repurchase agreements as of the date of this report were entered into on January 31, 2013.

To Be Announced Trades – The Portfolio may contract to purchase securities for a fixed price at a transaction date beyond the customary settlement period (e.g., "when issued," "delayed delivery," "forward commitment," or "TBA transactions") consistent with the Portfolio’s ability to manage its investment portfolio and meet redemption requests. These transactions involve a commitment by the Portfolio to purchase securities for a predetermined price or yield with payment and delivery taking place more than three days in the future, or after a period longer than the customary settlement period for that type of security. No interest will be earned by the Portfolio on such purchases until the securities are delivered; however the market value may change prior to delivery.

Use of Estimates – The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.

Other – Expenses directly attributable to the Portfolio are charged directly to the Portfolio. Other expenses common to various funds within the Delaware Investments® Family of Funds are generally allocated among such funds on the basis of average net assets. Management fees and some other expenses are paid monthly. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Discounts and premiums on debt securities are amortized to interest income over the lives of the respective securities using the effective interest method. Realized gains (losses) on paydowns of asset- and mortgage- backed securities are classified as interest income. The Portfolio declares and pays dividends from net investment income and distributions from net realized gain on investments, if any, annually. The Portfolio may distribute income dividends and capital gains more frequently, if necessary for tax purposes. Dividends and distributions, if any, are recorded on the ex-dividend date.

2. Investments
At January 31, 2013, the cost of investments for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At January 31, 2013, the cost of investments and unrealized appreciation (depreciation) for the Portfolio were as follows:

Cost of investments	$7,626,636
Aggregate unrealized appreciation	$131,641
Aggregate unrealized depreciation	(110,801)
Net unrealized appreciation	$20,840

U.S. GAAP defines fair value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. The Portfolio’s investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.

Level 1 – inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, exchange-traded options contracts)
Level 2 – other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing, broker-quoted securities, fair valued securities)
Level 3 – inputs are significant unobservable inputs (including the Portfolio's own assumptions used to determine the fair value of investments) (e.g., broker-quoted securities, fair valued securities)

Level 3 investments are valued using significant unobservable inputs. The Portfolio may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may also be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry. The derived value of a Level 3 investment may not represent the value which is received upon disposition and this could impact the results of operations.

The following table summarizes the valuation of the Portfolio’s investments by fair value hierarchy levels as of January 31, 2012:

	Level 1	Level 2	Level 3	Total
Agency, Asset- & Mortgage-Backed Securities	$-	$2,412,917	$10,286	$2,423,203
Corporate Debt	-	1,621,805	-	1,621,805
Foreign Debt	-	34,135	-	34,135
Preferred Stock	20,388	8,137	-	28,525
U.S. Treasury Obligations	-	1,682,454	-	1,682,454
Short-Term Investments	-	1,839,772	-	1,839,772
Securities Lending Collateral	-	17,582	-	17,582
Total	$20,388	$7,616,802	$10,286	$7,647,476

The securities that have been deemed worthless on the schedule of investments are considered to be Level 3 securities in this table.

During the period ended January 31, 2013, there were no transfers between Level 1 investments, Level 2 investments or Level 3 investments that had a significant impact to the Portfolio. The Portfolio’s policy is to recognize transfers between levels at the beginning of the reporting period.

A reconciliation of Level 3 investments is presented when the Portfolio has a significant amount of Level 3 investments at the beginning, interim or end of the period in relation to net assets. Management has determined not to provide additional disclosure on Level 3 inputs under ASU No. 2011-04 since the Level 3 investments are not considered significant to the Fund's net assets at the end of the period.

3. Securities Lending
The Portfolio, along with other funds in the Delaware Investments® Family of Funds, may lend its securities pursuant to a security lending agreement (Lending Agreement) with The Bank of New York Mellon (BNY Mellon). At the time a security is loaned, the borrower must post collateral equal to the required percentage of the market value of the loaned security, including any accrued interest. The required percentage is: (i) 102% with respect to U.S. securities and foreign securities that are denominated and payable in U.S. dollars; and (ii) 105% with respect to foreign securities. With respect to each loan, if on any business day the aggregate market value of securities collateral plus cash collateral held is less than the aggregate market value of the securities which are the subject of such loan, the borrower will be notified to provide additional collateral by the end of the following business day which, together with the collateral already held, will be not less than the applicable initial collateral requirements for such security loan. If the aggregate market value of securities collateral and cash collateral held with respect to a security loan exceeds the applicable initial collateral requirement, upon request of the borrower BNY Mellon must return enough collateral to the borrower by the end of the following business day to reduce the value of the remaining collateral to the applicable initial collateral requirement for such security loan. As a result of the foregoing, the value of the collateral held with respect to a loaned security may be temporarily more or less than the value of the security on loan.

Cash collateral received is generally invested in the Delaware Investments Collateral Fund No. 1 (Collective Trust) established by BNY Mellon for the purpose of investment on behalf of funds managed by Delaware Management Company (DMC), a series of Delaware Management Business Trust, that participate in BNY Mellon’s securities lending program. The Collective Trust may invest in U.S. government securities and high quality corporate debt, asset-backed and other money market securities and in repurchase agreements collateralized by such securities, provided that the Collective Trust will generally have a dollar-weighted average portfolio maturity of 60 days or less. In October 2008, BNY Mellon transferred certain distressed securities from the Portfolio previous collateral investment pool into the Mellon GSL Reinvestment Trust II. The Portfolio can also accept U.S. government securities and letters of credit (non-cash collateral) in connection with securities loans. In the event of default or bankruptcy by the lending agent, realization and/or retention of the collateral may be subject to legal proceedings. In the event the borrower fails to return loaned securities and the collateral received is insufficient to cover the value of the loaned securities and provided such collateral shortfall is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Portfolio or, at the discretion of the lending agent, replace the loaned securities. The Portfolio continues to record dividends or interest, as applicable, on the securities loaned and is subject to changes in value of the securities loaned that may occur during the term of the loan. The Portfolio has the right under the Lending Agreement to recover the securities from the borrower on demand. With respect to security loans collateralized by non-cash collateral, the Portfolio receives loan premiums paid by the borrower. With respect to security loans collateralized by cash collateral, the earnings from the collateral investments are shared among the Portfolio, the security lending agent and the borrower. The Portfolio records security lending income net of allocations to the security lending agent and the borrower.

At January 31, 2013, the value of securities on loan was $57,482, for which cash collateral was received and invested in accordance with the Lending Agreement. At January 31, 2013, the value of invested collateral was $17,582. These investments are presented on the schedule of investments under the caption “Securities Lending Collateral”.

4. Credit and Market Risk
The Portfolio invests in fixed income securities whose value is derived from an underlying pool of mortgages or consumer loans. The value of these securities is sensitive to changes in economic conditions, including delinquencies and/or defaults, and may be adversely affected by shifts in the market’s perception of the issuers and changes in interest rates. Investors receive principal and interest payments as the underlying mortgages and consumer loans are paid back. Some of these securities are collateralized mortgage obligations (CMOs). CMOs are debt securities issued by U.S. government agencies or by financial institutions and other mortgage lenders, which are collateralized by a pool of mortgages held under an indenture. Prepayment of mortgages may shorten the stated maturity of the obligations and can result in a loss of premium, if any has been paid. Certain of these securities may be stripped (securities which provide only the principal or interest feature of the underlying security). The yield to maturity on an interest-only CMO is extremely sensitive not only to changes in prevailing interest rates, but also to the rate of principal payments (including prepayments) on the related underlying mortgage assets. A rapid rate of principal payments may have a material adverse affect on the Portfolio’s yield to maturity. If the underlying mortgage assets experience greater than anticipated prepayments of principal, the Portfolio may fail to fully recoup its initial investment in these securities even if the securities are rated in the highest rating categories.

The Portfolio may invest up to 15% of its net assets in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Portfolio from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Portfolio’s Board has delegated to DMC the day-to-day functions of determining whether individual securities are liquid for purposes of the Portfolio’s limitation on investments in illiquid securities. Securities eligible for resale pursuant to Rule 144A, which are determined to be liquid, are not subject to the Portfolio’s 15% limit on investments in illiquid securities. Rule 144A and illiquid securities have been identified in the schedule of investments.

5. Subsequent Events
Management has determined that no material events or transactions occurred subsequent to January 31, 2013 that would require recognition or disclosure in the Portfolio’s schedule of investments.

Schedule of Investments (Unaudited)

Delaware Pooled® Trust – The Core Plus Fixed Income Portfolio

January 31, 2013

		Principal	Value
		Amount°	(U.S. $)
Agency Asset-Backed Security – 0.29%
Fannie Mae Grantor Trust Series 2003-T4 2A5 5.407% 9/26/33	USD	134,798	$142,313
Total Agency Asset-Backed Security (cost $133,708)			142,313

Agency Collateralized Mortgage Obligations – 2.51%
Fannie Mae REMICs
Series 2002-90 A1 6.50% 6/25/42		18,651	21,891
Series 2002-90 A2 6.50% 11/25/42		44,537	51,469
Series 2003-122 AJ 4.50% 2/25/28		15,056	15,170
•Series 2012-124 SD 5.946% 11/25/42		99,494	30,865
Fannie Mae Whole Loan Series 2004-W11 1A2 6.50% 5/25/44		36,769	42,575
Freddie Mac REMICs
Series 1730 Z 7.00% 5/15/24		91,992	105,692
Series 2326 ZQ 6.50% 6/15/31		84,821	96,930
Series 3123 HT 5.00% 3/15/26		270,000	301,273
Series 3131 MC 5.50% 4/15/33		197,249	200,821
Series 3656 PM 5.00% 4/15/40		125,000	139,599
•Series 4148 SA 5.894% 12/15/42		99,850	28,573
#•FREMF Mortgage Trust Series 2012-K21 B 144A 3.938% 7/25/45		35,000	34,954
GNMA Series 2010-113 KE 4.50% 9/20/40		125,000	141,804
NCUA Guaranteed Notes Series 2010-C1 A2 2.90% 10/29/20		40,000	42,673
Total Agency Collateralized Mortgage Obligations (cost $1,148,830)			1,254,289

Agency Mortgage-Backed Securities – 22.42%
Fannie Mae
2.27% 1/1/23		55,000	54,724
6.50% 8/1/17		14,139	15,656
•Fannie Mae ARM
2.629% 8/1/34		56,098	59,646
2.775% 4/1/36		53,063	56,665
3.722% 3/1/38		65,763	69,808
Fannie Mae Relocation 30 yr
5.00% 11/1/33		6,148	6,576
5.00% 1/1/34		8,612	9,212
5.00% 11/1/34		22,295	23,848
5.00% 10/1/35		32,432	34,691
5.00% 1/1/36		48,766	52,163
Fannie Mae S.F. 15 yr
2.50% 12/1/27		99,434	103,070
3.00% 11/1/27		12,827	13,558
3.50% 7/1/26		36,268	38,693
3.50% 10/1/26		208,256	220,361
4.00% 11/1/25		127,514	138,353
4.50% 1/1/20		13,957	15,030
5.00% 5/1/20		20,703	22,479
5.00% 7/1/20		5,060	5,476
5.00% 5/1/21		3,948	4,272
5.50% 5/1/20		391	422
5.50% 6/1/23		103,980	112,103
6.00% 8/1/22		63,838	70,082
Fannie Mae S.F. 15 yr TBA
2.50% 2/1/28		1,643,000	1,701,017
3.00% 2/1/28		1,468,000	1,541,171
Fannie Mae S.F. 20 yr
5.50% 8/1/28		142,161	154,441
5.50% 12/1/29		6,974	7,576

Fannie Mae S.F. 30 yr
4.00% 1/1/41	71,242	75,826
4.00% 3/1/42	58,185	62,502
4.00% 1/1/43	195,000	207,609
4.50% 8/1/41	9,256	9,982
5.00% 3/1/34	9,922	10,774
5.00% 2/1/35	104,332	113,295
5.00% 3/1/35	15,092	16,340
5.00% 6/1/35	21,024	23,138
6.00% 8/1/36	7,089	7,757
6.00% 3/1/37	3,402	3,746
6.00% 2/1/41	72,398	79,831
7.00% 12/1/33	14,762	17,542
7.00% 5/1/35	2,156	2,549
7.00% 6/1/35	6,103	7,213
7.00% 12/1/37	48,314	57,219
7.50% 6/1/31	2,060	2,506
7.50% 6/1/34	22,148	27,104
Fannie Mae S.F. 30 yr TBA
3.00% 2/1/43	1,633,000	1,686,328
3.50% 2/1/43	1,459,000	1,538,561
3.50% 3/1/43	1,495,000	1,572,787
4.50% 2/1/43	349,000	374,521
•Freddie Mac ARM 2.851% 4/1/34	5,315	5,666
Freddie Mac Relocation 30 yr 5.00% 9/1/33	4,795	5,125
Freddie Mac S.F. 30 yr
4.00% 10/1/40	40,759	43,254
4.50% 1/1/41	68,338	71,216
5.50% 8/1/38	125,194	135,675
6.00% 4/1/37	69,617	75,965
6.00% 8/1/38	56,912	62,777
6.00% 10/1/38	83,549	92,159
7.00% 11/1/33	2,024	2,376
GNMA I S.F. 30 yr
7.00% 12/15/34	230,679	270,809
7.50% 12/15/31	534	658
7.50% 2/15/32	500	609
Total Agency Mortgage-Backed Securities (cost $11,140,967)		11,194,512

Commercial Mortgage-Backed Securities – 4.41%
•Bear Stearns Commercial Mortgage Securities
Series 2005-T20 A4A 5.149% 10/12/42	30,000	33,080
Series 2006-PW12 A4 5.712% 9/11/38	45,000	51,107
•Credit Suisse Mortgage Capital Certificates Series 2006-C1 AAB 5.409% 2/15/39	94,439	98,157
#DBUBS Mortgage Trust Series 2011-LC1A A3 144A 5.002% 11/10/46	200,000	235,627
Goldman Sachs Mortgage Securities II
Series 2005-GG4 A4 4.761% 7/10/39	250,000	268,147
Series 2005-GG4 A4A 4.751% 7/10/39	165,000	177,107
•Series 2006-GG6 A4 5.553% 4/10/38	55,000	61,504
#Series 2010-C1 A2 144A 4.592% 8/10/43	100,000	115,732
#•Series 2010-C1 C 144A 5.635% 8/10/43	100,000	115,165
JPMorgan Chase Commercial Mortgage Securities
•Series 2005-LDP3 A4A 4.936% 8/15/42	75,000	81,598
•Series 2005-LDP4 A4 4.918% 10/15/42	65,000	70,080
•Series 2005-LDP5 A4 5.20% 12/15/44	55,000	60,786
Series 2011-C5 A3 4.171% 8/15/46	90,000	101,837
Lehman Brothers-UBS Commercial Mortgage Trust Series 2004-C1 A4 4.568% 1/15/31	35,000	36,177
Morgan Stanley Capital I
Series 2005-HQ6 A4A 4.989% 8/13/42	50,000	54,223
•Series 2007-T27 A4 5.652% 6/11/42	130,000	151,734
#•Morgan Stanley Dean Witter Capital I Series 2001-TOP1 E 144A 7.354% 2/15/33	62,295	62,318
#•Nationslink Funding Series 1998-2 F 144A 7.105% 8/20/30	13,532	13,611
#OBP Depositor Trust Series 2010-OBP A 144A 4.646% 7/15/45	100,000	115,689
#Timberstar Trust Series 2006-1A A 144A 5.668% 10/15/36	50,000	57,185
#VNO Mortgage Trust Series 2012-6AVE A 144A 2.996% 11/15/30	100,000	101,478
WF-RBS Commercial Mortgage Trust
Series 2012-C9 A3 2.87% 11/15/45	70,000	71,060
Series 2012-C9 B 3.84% 11/15/45	15,000	15,601
Series 2013-C11 A5 3.071% 3/15/45	30,000	30,858
Series 2013-C11 AS 3.311% 3/15/45	20,000	20,631
Total Commercial Mortgage-Backed Securities (cost $2,076,942)		2,200,492

Convertible Bonds – 0.31%
#Alaska Communications Systems Group 144A 6.25% exercise price $10.28, expiration date 4/27/18	7,000	4,677
Alere 3.00% exercise price $43.98, expiration date 5/15/16	7,000	6,681
Ares Capital 5.75% exercise price $19.13, expiration date 2/1/16	7,000	7,569

*ArvinMeritor 4.00% exercise price $26.73, expiration date 2/12/27	13,000	10,083
Chesapeake Energy 2.50% exercise price $51.14, expiration date 5/15/37	1,000	978
#Ciena 144A 3.75% exercise price $20.17, expiration date 10/15/18	8,000	9,030
Dendreon 2.875% exercise price $51.24, expiration date 1/13/16	9,000	7,493
Hologic 2.00% exercise price $31.17, expiration date 2/27/42	5,000	5,406
Intel 3.25% exercise price $22.20, expiration date 8/1/39	8,000	9,635
#Lexington Realty Trust 144A 6.00% exercise price $6.93, expiration date 1/11/30	3,000	4,905
MGM Resorts International 4.25% exercise price $18.58, expiration date 4/10/15	10,000	10,862
Nuance Communications 2.75% exercise price $32.30, expiration date 11/1/31	4,000	4,483
NuVasive 2.75% exercise price $42.13, expiration date 6/30/17	15,000	14,062
#Opko Health 144A 3.00% exercise price $7.07, expiration date 1/28/33	2,000	2,110
PHH 4.00% exercise price $25.80, expiration date 8/27/14	8,000	8,885
#Ryman Hospitality Properties 144A 3.75% exercise price $22.50, expiration date 9/29/14	3,000	5,439
SanDisk 1.50% exercise price $52.37, expiration date 8/11/17	10,000	12,505
SBA Communications 4.00% exercise price $30.38, expiration date 9/29/14	2,000	4,643
Steel Dynamics 5.125% exercise price $17.29, expiration date 6/15/14	2,000	2,253
#TIBCO Software 144A 2.25% exercise price $50.57, expiration date 4/30/32	8,000	7,820
#Titan Machinery 144A 3.75% exercise price $43.17, expiration date 4/30/19	7,000	7,136
VeriSign 3.25% exercise price $34.37, expiration date 8/15/37	7,000	9,756
Total Convertible Bonds (cost $155,571)		156,411

Corporate Bonds – 41.68%
Banking – 5.84%
Abbey National Treasury Services 4.00% 4/27/16	60,000	63,869
Bancolombia 5.125% 9/11/22	48,000	49,920
#Bank Nederlandse Gemeenten 144A
1.375% 9/27/17	68,000	68,247
2.50% 1/23/23	122,000	120,659
Bank of America
2.00% 1/11/18	145,000	144,074
3.875% 3/22/17	45,000	48,260
BB&T 5.25% 11/1/19	322,000	371,260
City National 5.25% 9/15/20	80,000	87,823
•Fifth Third Capital Trust IV 6.50% 4/15/37	115,000	115,288
Goldman Sachs Group
2.375% 1/22/18	75,000	75,273
3.625% 1/22/23	25,000	25,010
#HSBC Bank 144A 4.75% 1/19/21	150,000	171,534
JPMorgan Chase 3.20% 1/25/23	165,000	164,301
KeyBank 5.45% 3/3/16	250,000	280,080
PNC Bank 6.875% 4/1/18	250,000	311,675
PNC Funding 5.125% 2/8/20	115,000	135,266
•USB Capital IX 3.50% 10/29/49	355,000	326,599
Wachovia
•0.674% 10/15/16	50,000	49,340
5.25% 8/1/14	55,000	58,586
5.625% 10/15/16	150,000	172,451
Zions Bancorp
4.50% 3/27/17	20,000	21,008
7.75% 9/23/14	50,000	54,787
		2,915,310
Basic Industry – 3.07%
Alcoa 6.75% 7/15/18	85,000	97,284
ArcelorMittal 10.35% 6/1/19	130,000	163,450
Barrick Gold 3.85% 4/1/22	15,000	15,443
Barrick North America Finance 4.40% 5/30/21	35,000	37,700
Cabot 2.55% 1/15/18	75,000	76,801
CF Industries 7.125% 5/1/20	125,000	156,746
Dow Chemical 8.55% 5/15/19	184,000	248,459
Ecolab 1.45% 12/8/17	35,000	34,777
Georgia-Pacific 8.00% 1/15/24	150,000	209,595
International Paper
6.00% 11/15/41	25,000	28,848
9.375% 5/15/19	15,000	20,498
LyondellBasell Industries 5.75% 4/15/24	200,000	232,500
Novelis 8.75% 12/15/20	65,000	73,775
Southern Copper 5.25% 11/8/42	90,000	88,272
Teck Resources 3.75% 2/1/23	50,000	50,249
		1,534,397

Brokerage – 0.62%
Jefferies Group
*5.125% 1/20/23	65,000	66,801
6.45% 6/8/27	25,000	27,250
6.50% 1/20/43	15,000	15,321
Lazard Group 6.85% 6/15/17	174,000	199,675
		309,047
Capital Goods – 0.59%
#ADT 144A 4.125% 6/15/23	40,000	40,659
Ball 5.75% 5/15/21	85,000	91,588
#•Cemex 144A 5.311% 9/30/15	150,000	152,437
Precision Castparts 2.50% 1/15/23	10,000	9,775
		294,459
Communications – 5.52%
America Movil 5.00% 3/30/20	105,000	120,510
American Tower 5.90% 11/1/21	135,000	159,204
AT&T 2.625% 12/1/22	65,000	62,993
#CC Holdings 144A 3.849% 4/15/23	60,000	59,945
CenturyLink 5.80% 3/15/22	100,000	104,822
#Clearwire Communications 144A 12.00% 12/1/15	105,000	113,991
Comcast 4.25% 1/15/33	55,000	53,775
Cricket Communications 7.75% 10/15/20	75,000	78,188
#Crown Castle Towers 144A 4.883% 8/15/20	240,000	272,847
DIRECTV Holdings
1.75% 1/15/18	75,000	73,783
5.15% 3/15/42	25,000	24,126
DISH DBS 7.875% 9/1/19	50,000	59,375
Intelsat Luxembourg 11.25% 2/4/17	85,000	90,206
Interpublic Group
3.75% 2/15/23	50,000	49,006
4.00% 3/15/22	95,000	96,302
Qwest 6.75% 12/1/21	55,000	63,925
Sprint Nextel
6.00% 12/1/16	55,000	59,538
8.375% 8/15/17	65,000	75,481
Telecom Italia Capital 5.25% 10/1/15	190,000	203,762
Telefonica Emisiones
5.462% 2/16/21	50,000	54,264
6.421% 6/20/16	50,000	55,635
Time Warner Cable 8.25% 4/1/19	100,000	132,363
#UPCB Finance III 144A 6.625% 7/1/20	150,000	160,875
Virgin Media Secured Finance 6.50% 1/15/18	300,000	322,499
#Vivendi 144A
3.45% 1/12/18	70,000	72,453
6.625% 4/4/18	115,000	134,281
		2,754,149
Consumer Cyclical – 2.44%
Amazon.com 2.50% 11/29/22	125,000	120,233
CVS Caremark 2.75% 12/1/22	100,000	98,639
#Daimler Finance North America 144A 2.25% 7/31/19	150,000	149,848
Darden Restaurants 3.35% 11/1/22	110,000	104,614
Dollar General 4.125% 7/15/17	15,000	15,900
Ford Motor Credit 12.00% 5/15/15	100,000	122,751
Host Hotels & Resorts
4.75% 3/1/23	70,000	73,675
5.25% 3/15/22	5,000	5,475
*5.875% 6/15/19	40,000	43,650
Macy's Retail Holdings 5.90% 12/1/16	35,000	40,899
MGM Resorts International 11.375% 3/1/18	60,000	75,000
Toyota Motor Credit 2.625% 1/10/23	65,000	64,409
Walgreen 3.10% 9/15/22	100,000	99,751
Western Union 3.65% 8/22/18	85,000	87,203
Wyndham Worldwide
4.25% 3/1/22	30,000	31,095
5.625% 3/1/21	35,000	38,864
5.75% 2/1/18	40,000	45,524
		1,217,530
Consumer Non-Cyclical – 3.74%
Amgen 5.375% 5/15/43	40,000	45,859
Anheuser-Busch InBev Finance 2.625% 1/17/23	90,000	88,948
Boston Scientific 6.00% 1/15/20	45,000	52,152

CareFusion 6.375% 8/1/19	255,000	302,972
Celgene
2.45% 10/15/15	30,000	31,149
3.95% 10/15/20	75,000	80,501
ConAgra Foods 3.20% 1/25/23	75,000	75,251
Del Monte 7.625% 2/15/19	45,000	47,138
Energizer Holdings 4.70% 5/24/22	120,000	127,231
Express Scripts Holding 2.65% 2/15/17	10,000	10,373
#Mylan 144A 6.00% 11/15/18	120,000	131,060
Newell Rubbermaid 2.05% 12/1/17	35,000	35,068
#Pernod-Ricard 144A 5.75% 4/7/21	150,000	175,895
Quest Diagnostics 4.70% 4/1/21	90,000	98,202
*Safeway 4.75% 12/1/21	90,000	91,552
Teva Pharmaceutical Finance 2.95% 12/18/22	35,000	34,732
#Woolworths 144A 3.15% 4/12/16	50,000	52,351
Yale University 2.90% 10/15/14	160,000	166,698
Zimmer Holdings 4.625% 11/30/19	110,000	123,671
#Zoetis 144A 3.25% 2/1/23	95,000	94,518
		1,865,321
Electric – 4.56%
Ameren Illinois 9.75% 11/15/18	285,000	392,040
#APT Pipelines 144A 3.875% 10/11/22	50,000	48,871
CenterPoint Energy 5.95% 2/1/17	70,000	80,733
CMS Energy
4.25% 9/30/15	45,000	48,116
6.25% 2/1/20	30,000	35,562
ComEd Financing III 6.35% 3/15/33	60,000	63,000
Connecticut Light & Power 2.50% 1/15/23	40,000	39,616
#•Electricite de France 144A 5.25% 12/29/49	100,000	98,046
•NextEra Energy Capital Holdings 6.65% 6/15/67	5,000	5,383
Great Plains Energy 5.292% 6/15/22	105,000	117,239
•Integrys Energy Group 6.11% 12/1/66	90,000	95,706
Ipalco Enterprises 5.00% 5/1/18	35,000	37,450
LG&E & KU Energy
3.75% 11/15/20	80,000	83,792
4.375% 10/1/21	155,000	168,546
#Narragansett Electric 144A 4.17% 12/10/42	100,000	98,002
•NextEra Energy Capital Holdings 6.35% 10/1/66	110,000	117,796
Pennsylvania Electric 5.20% 4/1/20	75,000	85,241
PPL Capital Funding
4.20% 6/15/22	20,000	21,174
•6.70% 3/30/67	40,000	42,639
Public Service Company of Oklahoma 5.15% 12/1/19	115,000	132,081
Puget Energy 6.00% 9/1/21	30,000	33,749
•Puget Sound Energy 6.974% 6/1/67	110,000	116,810
SCANA 4.125% 2/1/22	160,000	166,277
•Wisconsin Energy 6.25% 5/15/67	135,000	146,951
		2,274,820
Energy – 4.46%
Chevron 2.355% 12/5/22	45,000	44,202
Ecopetrol 7.625% 7/23/19	102,000	130,560
#ENI 144A 4.15% 10/1/20	100,000	102,475
Murphy Oil
2.50% 12/1/17	25,000	25,128
3.70% 12/1/22	60,000	58,452
Newfield Exploration 5.625% 7/1/24	35,000	37,713
Occidental Petroleum 2.70% 2/15/23	20,000	19,982
Pemex Project Funding Master Trust 6.625% 6/15/35	50,000	60,625
Petrobras International Finance
3.875% 1/27/16	65,000	68,400
5.375% 1/27/21	70,000	77,043
Petrohawk Energy 7.25% 8/15/18	160,000	180,424
Petroleos de Venezuela 9.00% 11/17/21	38,000	36,290
Petroleos Mexicanos
#144A 3.50% 1/30/23	10,000	9,825
5.50% 6/27/44	70,000	72,100
Pride International 6.875% 8/15/20	240,000	300,044
Range Resources 8.00% 5/15/19	110,000	122,650
SandRidge Energy 8.75% 1/15/20	115,000	125,350
Statoil 2.45% 1/17/23	50,000	48,742

Talisman Energy 5.50% 5/15/42	145,000	157,748
Total Capital Canada 2.75% 7/15/23	80,000	80,144
Transocean
*3.80% 10/15/22	90,000	89,345
5.05% 12/15/16	45,000	50,290
Weatherford International
4.50% 4/15/22	70,000	71,814
9.625% 3/1/19	70,000	91,359
#Woodside Finance 144A
8.125% 3/1/14	5,000	5,370
8.75% 3/1/19	120,000	158,533
		2,224,608
Finance Companies – 2.68%
#CDP Financial 144A 4.40% 11/25/19	250,000	286,502
General Electric Capital
2.10% 12/11/19	130,000	130,686
3.10% 1/9/23	10,000	9,899
5.55% 5/4/20	55,000	64,896
6.00% 8/7/19	165,000	199,839
•7.125% 12/15/49	100,000	115,135
#•ILFC E-Capital Trust II 144A 6.25% 12/21/65	130,000	114,075
International Lease Finance
5.875% 4/1/19	25,000	27,148
6.25% 5/15/19	53,000	58,830
8.75% 3/15/17	15,000	17,738
#IPIC GMTN 144A 5.50% 3/1/22	200,000	232,999
PHH 9.25% 3/1/16	70,000	82,425
		1,340,172
Insurance – 1.55%
•Chubb 6.375% 3/29/67	85,000	92,863
#Highmark 144A
4.75% 5/15/21	40,000	39,754
6.125% 5/15/41	15,000	14,166
*•ING Groep 5.775% 12/29/49	40,000	38,400
#ING US 144A 5.50% 7/15/22	65,000	71,053
#Liberty Mutual Group 144A
4.95% 5/1/22	65,000	70,722
6.50% 5/1/42	75,000	84,190
MetLife 6.817% 8/15/18	35,000	43,704
#Metropolitan Life Global Funding I 144A 3.00% 1/10/23	120,000	119,386
Prudential Financial
3.875% 1/14/15	60,000	63,434
6.00% 12/1/17	115,000	136,700
=•‡t#Twin Reefs Pass Through Trust 144A 0.00% 12/29/49	300,000	0
		774,372
Natural Gas – 2.62%
El Paso Pipeline Partners Operating 6.50% 4/1/20	85,000	103,022
•Enbridge Energy Partners 8.05% 10/1/37	115,000	130,653
Energy Transfer Partners
3.60% 2/1/23	30,000	29,726
9.70% 3/15/19	54,000	73,028
Enterprise Products Operating
4.05% 2/15/22	120,000	129,801
•8.375% 1/15/68	120,000	137,546
9.75% 1/31/14	60,000	65,186
Kinder Morgan Energy Partners 9.00% 2/1/19	105,000	139,660
Nisource Finance
5.25% 2/15/43	25,000	26,402
5.80% 2/1/42	65,000	72,016
Plains All American Pipeline 8.75% 5/1/19	90,000	121,576
Sempra Energy 2.875% 10/1/22	55,000	54,154
Sunoco Logistics Partners Operations 3.45% 1/15/23	35,000	34,621
•TransCanada Pipelines 6.35% 5/15/67	180,000	192,050
		1,309,441
Real Estate – 1.71%
Brandywine Operating Partnership 4.95% 4/15/18	65,000	71,919
Developers Diversified Realty
7.875% 9/1/20	160,000	203,636
9.625% 3/15/16	105,000	128,746

Digital Realty Trust
5.25% 3/15/21		115,000	127,728
5.875% 2/1/20		50,000	57,106
Mack-Cali Realty 4.50% 4/18/22		55,000	58,230
National Retail Properties 3.80% 10/15/22		30,000	30,331
Regency Centers 5.875% 6/15/17		93,000	106,897
#WEA Finance 144A 4.625% 5/10/21		65,000	71,970
			856,563
Technology – 1.16%
GXS Worldwide 9.75% 6/15/15		120,000	125,550
Intel 2.70% 12/15/22		55,000	53,783
Microsoft 2.125% 11/15/22		60,000	58,160
National Semiconductor 6.60% 6/15/17		140,000	171,443
NetApp
2.00% 12/15/17		35,000	34,940
3.25% 12/15/22		40,000	39,008
Oracle 5.75% 4/15/18		5,000	6,062
#Seagate Technology International 144A 10.00% 5/1/14		73,000	78,475
Symantec 4.20% 9/15/20		10,000	10,484
			577,905
Transportation – 1.12%
#Brambles USA 144A
3.95% 4/1/15		65,000	67,677
5.35% 4/1/20		115,000	126,600
#ERAC USA Finance 144A 5.25% 10/1/20		215,000	245,177
#Penske Truck Leasing 144A
3.375% 3/15/18		30,000	30,762
4.875% 7/11/22		90,000	91,461
			561,677
Total Corporate Bonds (cost $19,640,005)			20,809,771

Non-Agency Asset-Backed Securities – 3.39%
AEP Texas Central Transition Funding Series 2012-1 A2 1.976% 6/1/21		115,000	118,360
•Ally Master Owner Trust Series 2011-1 A1 1.076% 1/15/16		100,000	100,600
#Avis Budget Rental Car Funding AESOP Series 2011-2A A 144A 2.37% 11/20/14		100,000	102,353
Bank of America Auto Trust Series 2012-1 A3 0.78% 6/15/16		130,000	130,516
•Capital One Multi-Asset Execution Trust Series 2007-A1 A1 0.256% 11/15/19		100,000	99,346
Citicorp Residential Mortgage Securities Series 2006-3 A5 5.948% 11/25/36		300,000	289,810
Ford Credit Auto Lease Trust Series 2012-A A4 1.03% 4/15/15		115,000	115,903
#Golden Credit Card Trust Series 2012-2A A1 144A 1.77% 1/15/19		100,000	102,456
John Deere Owner Trust Series 2011-A A4 1.96% 4/16/18		70,000	71,434
#Master Credit Card Trust Series 2012-2A A 144A 0.78% 4/21/17		100,000	99,994
Mid-State Trust Series 11 A1 4.864% 7/15/38		12,897	13,301
#Navistar Financial Owner Trust Series 2012-A A2 144A 0.85% 3/18/15		90,000	90,090
#Sonic Capital Series 2011-1A A2 144A 5.438% 5/20/41		91,000	101,963
#•Trafigura Securitisation Finance Series 2012-1A A 144A 2.606% 10/15/15		45,000	45,766
#Volvo Financial Equipment Series 2012-1A A4 144A 1.09% 8/15/17		95,000	95,645
World Financial Network Credit Card Master Trust Series 2012-B A 1.76% 5/17/21		45,000	45,622
World Omni Automobile Lease Securitization Trust Series 2012-A A3 0.93% 11/16/15		70,000	70,394
Total Non-Agency Asset-Backed Securities (cost $1,644,365)			1,693,553

Non-Agency Collateralized Mortgage Obligations – 0.08%
Citicorp Mortgage Securities Series 2006-4 3A1 5.50% 8/25/21		1,445	1,503
#•MASTR Specialized Loan Trust Series 2005-2 A2 144A 5.006% 7/25/35		38,114	38,628
Total Non-Agency Collateralized Mortgage Obligations (cost $39,463)			40,131

ΔRegional Bonds – 2.21%
Australia – 1.70%
New South Wales Treasury
3.75% 11/20/20	AUD	46,000	62,056
6.00% 4/1/19	AUD	166,000	195,631
6.00% 3/1/22	AUD	110,000	130,930
Queensland Treasury
5.75% 7/22/24	AUD	159,000	182,106
6.25% 6/14/19	AUD	37,000	44,154
Treasury of Victoria 6.00% 10/17/22	AUD	195,000	233,746
			848,623
Canada – 0.51%
Province of British Columbia 2.00% 10/23/22	USD	115,000	111,718
Province of Manitoba 2.10% 9/6/22		135,000	132,350
Province of Quebec 4.25% 12/1/21	CAD	11,000	12,216
			256,284
Total Regional Bonds (cost $1,098,750)			1,104,907

«Senior Secured Loans – 7.09%
Bausch & Lomb Tranche B 4.75% 4/17/19	USD	59,700	60,484
Biomet Tranche B 3.75% 7/25/17		24,938	25,245
BJ's Wholesale Club 1st Lien 6.50% 9/29/18		255,000	259,639
Blackboard Tranche B2 1st Lien 6.25% 11/8/18		59,850	60,553
BNY ConvergEx Group
8.75% 12/16/17		35,221	35,133
(EZE Castle Software) 8.75% 11/29/17		14,779	14,742
Brickman Group Holdings Tranche B1 5.50% 10/14/16		47,879	48,357
Burlington Coat Factory Warehouse 5.75% 5/1/17		159,076	161,329
Caesars Entertainment Operating Tranche B1 5.494% 1/28/18		96,000	89,400
Chrysler Group 6.00% 5/24/17		153,948	157,546
Clear Channel Communications Tranche A 3.639% 7/30/14		78,844	78,050
DaVita HealthCare Partners
Tranche B 4.50% 10/20/16		59,544	60,382
Tranche B2 4.00% 8/1/19		50,000	50,634
Delos Aircraft 4.75% 3/17/16		200,000	202,000
Dynegy Power 1st Lien 9.25% 8/5/16		45,761	47,902
Emdeon Tranche B 5.00% 11/2/18		108,902	110,808
First Data 5.00% 3/24/17		84,068	84,318
Getty Images Tranche B 4.75% 9/19/19		120,000	121,607
Gray Television 4.75% 10/11/19		48,198	49,102
Houghton International
1st Lien 5.25% 11/20/19		195,000	198,169
2nd Lien 9.50% 11/20/20		125,000	127,344
IASIS Healthcare Tranche B 5.00% 5/3/18		29,773	30,089
Immucor 5.75% 8/9/19		188,726	191,793
Infor US Tranche B2 4.00% 4/5/18		59,700	60,656
Intelsat Jackson Holdings Tranche B1 4.50% 4/2/18		49,749	50,495
Level 3 Financing Tranche B 1st Lien 4.75% 8/1/19		50,000	50,644
MultiPlan Tranche B 4.75% 8/26/17		12,017	12,100
Nuveen Investments
5.863% 5/13/17		100,000	101,016
8.25% 3/1/19		220,000	224,949
OSI Restaurant Partners Tranche B 1st Lien 3.50% 10/5/19		122,500	124,283
PQ Tranche B 5.25% 5/1/17		35,000	35,518
Samson Investment 2nd Lien 6.00% 9/10/18		90,000	91,238
Smart & Final 1st Lien 5.75% 11/8/19		122,000	123,474
Truven Health Analytics Tranche B 5.75% 5/23/19		89,774	91,458
Univision Communications 4.489% 3/31/17		64,888	65,204
Compass Investors Tranche B 5.25% 12/14/19		50,000	50,583
Offshore Group Investment Tranche B 6.25% 10/17/17		59,250	59,991
Visant 5.25% 12/22/16		92,424	88,996
Zayo Group Tranche B 1st Lien 5.25% 7/2/19		44,887	45,536
Total Senior Secured Loans (cost $3,480,149)			3,540,767

ΔSovereign Bonds – 2.52%
Australia – 0.12%
Australia Government 4.00% 8/20/20	AUD	31,000	62,045
			62,045
Finland – 0.18%
Finland Government 4.00% 7/4/25	EUR	56,000	91,594
			91,594
Indonesia – 0.68%
Indonesia Treasury Bonds
5.625% 5/15/23	IDR	382,000,000	40,749
7.00% 5/15/22	IDR	1,569,000,000	182,249
7.00% 5/15/27	IDR	632,000,000	70,414
11.00% 11/15/20	IDR	338,000,000	47,670
			341,082
Norway – 0.20%
#Kommunalbanken 144A 1.00% 3/15/18	USD	100,000	99,026
			99,026
Peru – 0.07%
Peru Government International 5.625% 11/18/50		30,000	35,400
			35,400
Philippines – 0.29%
Philippine Government International 9.50% 10/21/24		90,000	143,100
			143,100

Poland – 0.26%
Poland Government
4.00% 10/25/23	PLN	191,000	62,281
5.75% 10/25/21	PLN	176,000	65,177
			127,458
South Africa – 0.11%
South Africa Government 7.25% 1/15/20	ZAR	460,000	54,013
			54,013
Turkey – 0.30%
Turkey Government
9.00% 3/5/14	TRY	117,000	69,132
10.50% 1/15/20	TRY	118,000	81,748
			150,880
United Kingdom – 0.31%
United Kingdom Gilt 4.75% 3/7/20	GBP	79,000	152,353
			152,353
Total Sovereign Bonds (cost $1,202,489)			1,256,951

Supranational Banks – 0.23%
Andina de Fomento 4.375% 6/15/22	USD	60,000	65,531
International Bank for Reconstruction & Development 3.375% 4/30/15	NOK	250,000	47,004
Total Supranational Banks (cost $110,524)			112,535

U.S. Treasury Obligations – 6.41%
U.S. Treasury Bond 2.75% 8/15/42	USD	1,630,000	1,501,383
U.S. Treasury Notes
*0.75% 12/31/17		50,000	49,738
0.875% 1/31/18		50,000	49,992
∞1.625% 11/15/22		1,650,000	1,597,664
Total U.S. Treasury Obligations (cost $3,355,549)			3,198,777

Convertible Preferred Stock – 0.13%
Apache 6.00% exercise price $109.12, expiration date 8/1/13		185	8,756
ArcelorMittal 6.00% exercise price $20.94, expiration date 12/21/15		50	1,303
Aspen Insurance Holdings 5.625% exercise price $29.28, expiration date 12/31/49		150	9,272
*Goodyear Tire & Rubber 5.875% exercise price $18.21, expiration date 3/31/14		165	7,791
HealthSouth 6.50% exercise price $30.50, expiration date 12/31/49		8	8,902
Metlife 5.00% exercise price $44.28, expiration date 9/4/13		175	8,538
PPL 9.50% exercise price $28.80, expiration date 7/1/13		175	9,538
SandRidge Energy 8.50% exercise price $8.01, expiration date 12/31/49		25	2,667
Wells Fargo 7.50% exercise price $156.71, expiration date 12/31/49		7	9,036
Total Convertible Preferred Stock (cost $65,519)			65,803

Preferred Stock – 0.59%
Alabama Power 5.625%		1,855	47,469
*BB&T 5.85%		1,450	37,468
•PNC Financial Services Group 8.25%		110,000	111,877
Public Storage 5.20%		1,200	30,180
•US Bancorp 6.50%		200	5,744
*Wells Fargo 5.20%		2,400	59,952
Total Preferred Stock (cost $284,833)			292,690

		Principal
		Amount°
Short-Term Investments – 23.19%
Repurchase Agreements – 13.18%
Bank of America 0.12%, dated 1/31/13, to be
repurchased on 2/1/13, repurchase price $2,366,850
(collateralized by U.S. government obligations 1.25%-2.125%
4/15/14-12/31/15; market value $2,414,179)	USD	2,366,843	2,366,843

BNP Paribas 0.12%, dated 1/31/13, to be
repurchased on 2/1/13, repurchase price $4,211,171
(collateralized by U.S. government obligations 0.25%-4.25%
12/15/13-8/15/21; market value $4,295,381)		4,211,157	4,211,157
			6,578,000
≠U.S. Treasury Obligations – 10.01%
U.S. Treasury Bills
0.107% 5/23/13		1,250,000	1,249,700
0.107% 5/30/13		1,250,000	1,249,683
0.122% 6/6/13		1,250,000	1,249,664
0.128% 6/13/13		1,250,000	1,249,623
			4,998,670
Total Short-Term Investments (cost $11,576,070)			11,576,670

Total Value of Securities Before Securities Lending Collateral – 117.46%
(cost $57,153,734)			58,640,572

	Number of
	Shares
**Securities Lending Collateral – 0.08%
Investment Companies
Delaware Investments Collateral Fund No.1	42,006	42,006
†@Mellon GSL Reinvestment Trust II	49,094	0
Total Securities Lending Collateral (cost $91,100)		42,006

Total Value of Securities – 117.54%
(cost $57,244,834)		58,682,578
**Obligation to Return Securities Lending Collateral – (0.18%)		(91,100)
«Other Liabilities Net of Receivables and Other Assets – (17.36%)z		(8,667,777)
Net Assets Applicable to 4,924,512 Shares Outstanding – 100.00%		$49,923,701

°Principal amount is stated in the currency in which each security is denominated.
•Variable rate security. The rate shown is the rate as of January 31, 2013. Interest rates reset periodically.
#Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At January 31, 2013, the aggregate value of Rule 144A securities was $5,906,488, which represented 11.83% of the Portfolio’s net assets. See Note 5 in "Notes."
tPass Through Agreement. Security represents the contractual right to receive a proportionate amount of underlying payments due to the counterparty pursuant to various agreements related to the rescheduling of obligations and the exchange of certain notes.
@Illiquid security. At January 31, 2013, the aggregate value of illiquid securities was $0, which represented 0.00% of the Portfolio’s net assets. See Note 5 in “Notes.”
*Fully or partially on loan.
=Security is being fair valued in accordance with the Portfolio’s fair valuation policy. At January 31, 2013, the aggregate value of fair valued securities was $0, which represented 0.00% of the Portfolio’s net assets. See Note 1 in "Notes."
‡Non income producing security. Security is currently in default.
ΔSecurities have been classified by country of origin.
«Senior Secured Loans generally pay interest at rates which are periodically redetermined by reference to a base lending rate plus a premium. These base lending rates are generally: (i) the prime rate offered by one or more United States banks, (ii) the lending rate offered by one or more European banks such as the London Inter-Bank Offered Rate (LIBOR), and (iii) the certificate of deposit rate. Senior Secured Loans may be subject to restrictions on resale. Stated rate in effect at January 31, 2013.
∞Fully or partially pledged as collateral for futures contracts.
≠The rate shown is the effective yield at the time of purchase.
**See Note 4 in “Notes” for additional information on securities lending collateral.
†Non income producing security.
©Includes $88,658 of securities loaned.
zOf this amount, $12,230,536 represents payable for securities purchased as of January 31, 2013.
«Includes foreign currency valued at $271,622 with a cost of $273,542.

The following foreign currency exchange contracts and futures contracts were outstanding at January 31, 2013:1

Foreign Currency Exchange Contracts

						Unrealized
						Appreciation
Counterparty	Contracts to Receive (Deliver)		In Exchange For		Settlement Date	(Depreciation)
BAML	BRL	188,208	USD	(93,636)	3/11/13	$461
BAML	CAD	248,321	USD	(245,886)	3/11/13	2,894
BAML	CLP	75,684,000	USD	(159,412)	3/11/13	249
BAML	COP	125,377,000	USD	(70,223)	3/11/13	33
BAML	EUR	(293,492)	USD	395,277	3/11/13	(3,370)
BAML	JPY	(11,436,499)	USD	125,784	3/11/13	703
BAML	KRW	54,491,615	USD	(50,075)	3/11/13	(104)
BAML	ZAR	(195,074)	USD	21,447	3/11/13	(248)
BCLY	RUB	1,245,220	USD	(41,114)	3/11/13	105
BNP	PLN	87,592	USD	(28,365)	2/4/13	(39)
CITI	PLN	(113,203)	USD	36,121	3/11/13	(367)
CITI	SEK	388,788	USD	(60,449)	3/11/13	657
CITI	TRY	160,407	USD	(90,347)	3/11/13	428
GSC	BRL	418,368	USD	(207,062)	3/11/13	2,107
GSC	GBP	(108,495)	USD	170,494	3/11/13	(1,543)
HSBC	BRL	100,025	USD	(50,075)	3/11/13	(66)
HSBC	EUR	(121,708)	USD	163,851	3/11/13	(1,464)
HSBC	GBP	(38,306)	USD	60,203	3/11/13	(538)
HSBC	JPY	7,308,450	USD	(80,513)	3/11/13	(581)
HSBC	MXN	(1,425,853)	USD	111,139	3/11/13	(623)
HSBC	TRY	72,640	USD	(40,855)	3/11/13	252
JPMC	BRL	213,000	USD	(105,279)	3/11/13	1,213
JPMC	EUR	42,456	USD	(57,095)	3/11/13	573
JPMC	GBP	(18,992)	USD	29,848	3/11/13	(267)
JPMC	NOK	1,841,967	USD	(332,617)	3/11/13	4,108
MNB	IDR	399,787,448	USD	(41,152)	2/1/13	70
MSC	PLN	(111,626)	USD	35,922	3/11/13	(57)
TD	CAD	98,591	USD	(97,587)	3/11/13	1,186
TD	CLP	37,932,000	USD	(79,975)	3/11/13	46
TD	MXN	512,932	USD	(40,060)	3/11/13	145
TD	RUB	2,468,000	USD	(81,305)	3/11/13	391
						$6,354

Futures Contracts

					Unrealized
Contracts		Notional			Appreciation
to Buy (Sell)		Cost (Proceeds)	Notional Value	Expiration Date	(Depreciation)
1	Long Gilt	$191,394	$184,563	3/29/13	$(6,831)
(7)	U.S. Long Bond	(1,014,050)	(1,004,281)	3/29/13	9,769
(16)	U.S. Treasury 10 yr Notes	(2,104,233)	(2,100,500)	3/29/13	3,733
		$(2,926,889)			$6,671

The use of foreign currency exchange contracts and futures contracts involves elements of market risk and risks in excess of the amounts recognized in the financial statements. The notional values and foreign currency exchange contracts presented above represent the Portfolio’s total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Portfolio’s net assets.

1See Note 3 in ”Notes.”

Summary of Abbreviations:
ARM – Adjustable Rate Mortgage
AUD – Australian Dollar
BAML – Bank of America Merrill Lynch
BCLY – Barclays Bank
BNP – Banque Nationale de Paris Paribas
BRL – Brazilian Real
CAD – Canadian Dollar
CITI – Citigroup Global Markets
CLP – Chilean Peso
COP – Colombian Peso
EUR – European Monetary Unit
GBP – British Pound Sterling
GNMA – Government National Mortgage Association
GSC – Goldman Sachs Capital
HSBC – Hong Kong Shanghai Bank
IDR – Indonesian Rupiah
JPMC – JPMorgan Chase Bank
JPY – Japanese Yen
KRW – South Korean Won
MNB – Mellon National Bank
MASTR – Mortgage Asset Securitization Transactions, Inc.
MSC – Morgan Stanley Capital
MXN – Mexican Peso
NCUA – National Credit Union Administration
NOK – Norwegian Krone
PLN – Polish Zloty
REMIC – Real Estate Mortgage Investment Conduit
RUB – Russian Ruble
SEK – Swedish Krona
S.F. – Single Family
TBA – To be announced
TD – Toronto-Dominion Securities
TRY– Turkish Lira
USD – United States Dollar
yr – Year
ZAR – South African Rand

Notes

1. Significant Accounting Policies
The following accounting policies are in accordance with U.S. generally accepted accounting principles (U.S. GAAP) and are consistently by Delaware Pooled® Trust – The Core Plus Fixed Income Portfolio (Portfolio). This report covers the period of time since the Portfolio’s last fiscal year end.

Security Valuation – Equity securities, except those traded on the Nasdaq Stock Market, Inc. (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange (NYSE) on the valuation date. Securities traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If on a particular day an equity security does not trade, then the mean between the bid and ask prices will be used, which approximates fair value. Securities listed on a foreign exchange are normally valued at the last quoted sales price on the valuation date. U.S. government and agency securities are valued at the mean between the bid and ask prices, which approximates fair value. Other debt securities and credit default swap (CDS) contracts are valued based upon valuations provided by an independent pricing service or broker/counterparty and reviewed by management. To the extent current market prices are not available, the pricing service may take into account developments related to the specific security, as well as transactions in comparable securities. Valuations for fixed income securities utilize matrix systems, which reflect such factors as security prices, yields, maturities, and ratings, and are supplemented by dealer and exchange quotations. Investment company securities are valued at net asset value per share, as reported by the underlying investment company. Foreign currency exchange contracts are valued at the mean between the bid and ask prices, which approximates fair value. Interpolated values are derived when the settlement date of the contract is an interim date for which quotations are not available. Futures contracts and options on futures contracts are valued at the daily quoted settlement prices. Exchange-traded options are valued at the last reported sale price or, if no sales are reported, at the mean between the last reported bid and ask prices, which approximates fair value. Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Portfolio’s Board of Trustees (Board). In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures or suspension of trading in a security. The Portfolio may use fair value pricing more frequently for securities traded primarily in non-U.S. markets because, among other things, most foreign markets close well before the Portfolio values its securities, generally as of 4:00 p.m. Eastern time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading, or news events may have occurred in the interim. To account for this, the Portfolio may frequently value foreign securities using fair value prices based on third-party vendor modeling tools (international fair value pricing).

Federal Income Taxes – No provision for federal income taxes has been made as the Portfolio intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to shareholders. The Portfolio evaluates tax positions taken or expected to be taken in the course of preparing the Portfolio's tax returns to determine whether the tax positions are "more-likely-than-not" of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. Management has analyzed the Portfolio’s tax positions taken on all open federal income tax years (October 31, 2009 – October 31, 2012), and has concluded that no provision for federal income tax is required in the Portfolio’s financial statements.

Repurchase Agreements – The Portfolio may purchase certain U.S. government securities subject to the counterparty's agreement to repurchase them at an agreed upon date and price. The counterparty will be required on a daily basis to maintain the value of the collateral subject to the agreement at not less than the repurchase price (including accrued interest). The agreements are conditioned upon the collateral being deposited under the Federal Reserve book-entry system with the Portfolio's custodian or a third-party sub-custodian. In the event of default or bankruptcy by the other party to the agreement, retention of the collateral may be subject to legal proceedings. All open repurchase agreements as of the date of this report were entered into on January 31, 2013.

To Be Announced Trades – The Portfolio may contract to purchase securities for a fixed price at a transaction date beyond the customary settlement period (e.g., "when issued," "delayed delivery," "forward commitment," or "TBA transactions") consistent with the Portfolio's ability to manage its investment portfolio and meet redemption requests. These transactions involve a commitment by the Portfolio to purchase securities for a predetermined price or yield with payment and delivery taking place more than three days in the future, or after a period longer than the customary settlement period for that type of security. No interest will be earned by the Portfolio on such purchases until the securities are delivered; however, the market value may change prior to delivery.

Foreign Currency Transactions – Transactions denominated in foreign currencies are recorded at the prevailing exchange rates on the valuation date in accordance with the Portfolio’s prospectus. The value of all assets and liabilities denominated in foreign currencies is translated into U.S. dollars at the exchange rate of such currencies against the U.S. dollar daily. Transaction gains or losses resulting from changes in exchange rates during the reporting period or upon settlement of the foreign currency transaction are reported in operations for the current period. The Portfolio generally isolates that portion of realized gains and losses on investments in debt securities, which is due to changes in foreign exchange rates from that which is due to changes in market prices of debt securities. For foreign equity securities, these changes are included in net realized and unrealized gain or loss on investments. The Portfolio reports certain foreign currency related transactions as components of realized gains (losses) for financial reporting purposes, whereas such components are treated as ordinary income (loss) for federal income tax purposes.

Use of Estimates – The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.

Other – Expenses directly attributable to the Portfolio are charged directly to the Portfolio. Other expenses common to various funds within the Delaware Investments® Family of Funds are generally allocated amongst such funds on the basis of average net assets. Management fees and some other expenses are paid monthly. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Discounts and premiums on debt securities are amortized to interest income over the lives of the respective securities using the effective interest method. The Portfolio declares and pays dividends from net investment income and distributions from net realized gain on investments, if any, annually. Dividends and distributions, if any, are recorded on the ex-dividend date. The Portfolio may distribute income dividends and capital gains more frequently, if necessary for tax purposes.

2. Investments
At January 31, 2013, the cost of investments for federal income tax purposes has been estimated since the final tax characteristics cannot be determined until fiscal year end. At January 31, 2013, the cost of investments and unrealized appreciation (depreciation) for the Portfolio were as follows:

Cost of investments	$57,298,562
Aggregate unrealized appreciation	$2,096,648
Aggregate unrealized depreciation	(712,632)
Net unrealized appreciation	$1,384,016

For federal income tax purposes, at October 31, 2012, capital loss carryforwards of $1,651,753 may be carried forward and applied against future capital gains. Capital loss carryforwards will expire as follows: $1,651,753 expires in 2017.

On December 22, 2010, the Regulated Investment Company Modernization Act of 2010 (Act) was enacted, which changed various technical rules governing the tax treatment of regulated investment companies. The changes are generally effective for taxable years beginning after the date of enactment. Under the Act, the Portfolio will be permitted to carry forward capital losses incurred in taxable years beginning after the date of enactment for an unlimited period. However, any losses incurred during those future taxable years will be required to be utilized prior to the losses incurred in pre-enactment taxable years, which carry an expiration date. As a result of this ordering rule, pre-enactment capital loss carryforwards may be more likely to expire unused. Additionally, post-enactment capital loss carryforwards will retain their character as either short-term or long-term capital losses rather than being considered all short-term as permitted under previous regulation.

U.S. GAAP defines fair value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. The Portfolio’s investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.

Level 1 – inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, exchange-traded options contracts)
Level 2 – other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing, broker-quoted securities, fair value securities)
Level 3 – inputs are significant unobservable inputs (including the Portfolio’s own assumptions used to determine the fair value of investments) (e.g., broker-quoted securities, fair valued securities)

Level 3 investments are valued using significant unobservable inputs. The Portfolio may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may also be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry. The derived value of a Level 3 investment may not represent the value which is received upon disposition and this could impact the results of operations.

The following table summarizes the valuation of the Portfolio’s investments by fair value hierarchy levels as of January 31, 2013:

	Level 1	Level 2	Level 3	Total
Agency, Asset-Backed &
Mortgage-Backed Securities	$-	$16,428,035	$97,255	$16,525,290
Corporate Debt	-	24,506,949	-	24,506,949
Foreign Debt	-	2,474,393	-	2,474,393
U.S. Treasury Obligations	-	3,198,777	-	3,198,777
Convertible Preferred Stock	26,331	39,472	-	65,803
Short-Term Investments	-	11,576,670	-	11,576,670
Securities Lending Collateral	-	42,006	-	42,006
Preferred Stock	180,813	111,877	-	292,690
Total	$207,144	$58,378,179	$97,255	$58,682,578

Foreign Currency Exchange Contracts	$-	$6,354	$-	$6,354
Futures Contracts	6,671	-	-	6,671

The securities deemed worthless on the schedule of investment are considered to be Level 3 securities in this table.

During the period ended January 31, 2013, there were no transfers between Level 1 investments, Level 2 investments or Level 3 investments that had a significant impact to the Portfolio. The Portfolio’s policy is to recognize transfers between levels at the beginning of the reporting period.

A reconciliation of Level 3 investments is presented when the Portfolio had a significant amount of Level 3 investments at the beginning, interim or end of the period in relation to net assets. Management has determined that additional disclosure is not required under ASU No. 2011-04 since the Level 3 investments are not considered material to the Fund's net assets at the end of the period.

3. Derivatives
U.S. GAAP requires disclosures that enable investors to understand: 1) how and why an entity uses derivatives; 2) how they are accounted for; and 3) how they affect an entity's results of operations and financial position.

Foreign Currency Exchange Contracts – The Portfolio may enter into foreign currency exchange contracts as a way of managing foreign exchange rate risk. The Portfolio may enter into these contracts to fix the U.S. dollar value of a security that it has agreed to buy or sell for the period between the date the trade was entered into and the date the security is delivered and paid for. The Portfolio may also use these contracts to hedge the U.S. dollar value of securities it already owns that are denominated in foreign currencies. The change in value is recorded as an unrealized gain or loss. When the contract is closed, a realized gain or loss is recorded equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

The use of foreign currency exchange contracts does not eliminate fluctuations in the underlying prices of the securities, but does establish a rate of exchange that can be achieved in the future. Although foreign currency exchange contracts limit the risk of loss due to an unfavorable change in the value of the hedged currency, they also limit any potential gain that might result should the value of the currency change favorably. In addition, the Portfolio could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts. The Portfolio’s maximum risk of loss from counterparty credit risk is the value of its currency exchanged with the counterparty. The risk is generally mitigated by having a netting arrangement between the Portfolio and the counterparty and by the posting of collateral by the counterparty to the Portfolio to cover the Portfolio’s exposure to the counterparty.

Futures Contracts – A futures contract is an agreement in which the writer (or seller) of the contract agrees to deliver to the buyer an amount of cash or securities equal to a specific dollar amount times the difference between the value of a specific security or index at the close of the last trading day of the contract and the price at which the agreement is made. The Portfolio may use futures in the normal course of pursuing its investment objective and strategies. The Portfolio may invest in financial futures contracts to hedge their existing portfolio securities against fluctuations in fair value caused by changes in prevailing market interest rates. Upon entering into a futures contract, the Portfolio deposits cash or pledges U.S. government securities to a broker, equal to the minimum “initial margin” requirements of the exchange on which the contract is traded. Subsequent payments are received from the broker or paid to the broker each day, based on the daily fluctuation in the market value of the contract. These receipts or payments are known as “variation margin” and are recorded daily by the Portfolio as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Portfolio records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Risks of entering into futures contracts include potential imperfect correlation between the futures contracts and the underlying securities and the possibility of an illiquid secondary market for these instruments. When investing in futures, there is minimal counterparty credit risk to a Portfolio because futures are exchange-traded and the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees against default.

Options Contracts – During the period ended January 31, 2013, the Portfolio entered into options contracts in the normal course of pursuing its investment objective and strategies. The Portfolio may buy or write options contracts for any number of reasons, including without limitation: to manage the Portfolio's exposure to changes in securities prices and foreign currencies; as an efficient means of adjusting the Portfolio's overall exposure to certain markets; to protect the value of portfolio securities; to increase yield during low interest rate environments; and as a cash management tool. The Portfolio may buy or write call or put options on securities, futures, swaps, “swaptions”, financial indices, and foreign currencies. When the Portfolio buys an option, a premium is paid and an asset is recorded and adjusted on a daily basis to reflect the current market value of the options written. When the Portfolio writes an option, a premium is received and a liability is recorded and adjusted on a daily basis to reflect the current market value of the options written. Premiums received from writing options that expire unexercised are treated by the Portfolio on the expiration date as realized gains. The difference between the premium received and the amount paid on effecting a closing purchase transaction, including brokerage commissions, is treated as realized gain or loss. If a call option is exercised, the premium is added to the proceeds from the sale of the underlying security in determining whether the Portfolio has a realized gain or loss. If a put option is exercised, the premium reduces the cost basis of the securities purchased by the Portfolio. The Portfolio, as writer of an option, bears the market risk of an unfavorable change in the price of the security underlying the written option. When writing options, the Portfolio is subject to minimal counterparty risk because the counterparty is only obligated to pay premiums and does not bear the market risk of an unfavorable market change. No options contracts were outstanding at January 31, 2013.

Swap Contracts – The Portfolio may enter into CDS contracts in the normal course of pursuing its investment objective and strategies. The Portfolio may enter into CDS contracts in order to hedge against a credit event, to enhance total return or to gain exposure to certain securities or markets.

Credit Default Swaps. A CDS contract is a risk-transfer instrument through which one party (purchaser of protection) transfers to another party (seller of protection) the financial risk of a credit event (as defined in the CDS agreement), as it relates to a particular referenced security or basket of securities (such as an index). In exchange for the protection offered by the seller of protection, the purchaser of protection agrees to pay the seller of protection a periodic amount at a stated rate that is applied to the notional amount of the CDS contract. In addition, an upfront payment may be made or received by the Portfolio in connection with an unwinding or assignment of a CDS contract. Upon the occurrence of a credit event, the seller of protection would pay the par (or other agreed-upon) value of the reference security (or basket of securities) to the counterparty. Credit events generally include, among others, bankruptcy, failure to pay, and obligation default.

During the period ended January 31, 2013, the Portfolio entered into CDS contracts as a purchaser and seller of protection. Periodic payments (receipts) on such contracts are accrued daily and recorded as unrealized losses (gains) on swap contracts. Upon payment (receipt), such amounts are recorded as realized losses (gains) on swap contracts. Upfront payments made or received in connection with CDS contracts are amortized over the expected life of the CDS contracts as unrealized losses (gains) on swap contracts. The change in value of CDS contracts is recorded as unrealized appreciation or depreciation daily. A realized gain or loss is recorded upon a credit event (as defined in the CDS agreement) or the maturity or termination of the agreement. The Portfolio received $xxx in securities collateral for certain open derivatives.

CDS may involve greater risks than if the Portfolio had invested in the reference obligation directly. CDS are subject to general market risk, liquidity risk, counterparty risk and credit risk. The Portfolio’s maximum risk of loss from counterparty credit risk, either as the seller of protection or the buyer of protection, is the fair value of the contract. This risk is mitigated by having a netting arrangement between the Portfolio and the counterparty and by the posting of collateral by the counterparty to the Portfolio to cover the Portfolio’s exposure to the counterparty.

Swaps Generally. Because there are generally no organized market for swap contracts, the value of open swaps may differ from that which would be realized in the event the Portfolio terminated its position in the agreement. Risks of entering into these contracts include the potential inability of the counterparty to meet the terms of the contracts. This type of risk is generally limited to the amount of favorable movement in the value of the underlying security, instrument or basket of instruments, if any, at the day of default. Risks also arise from potential losses from adverse market movements and such losses could exceed the unrealized amounts shown on the schedule of investments. No swap contracts were outstanding at January 31, 2013.

4. Securities Lending
The Portfolio, along with other funds in the Delaware Investments® Family of Funds, may lend its securities pursuant to a security lending agreement (Lending Agreement) with The Bank of New York Mellon (BNY Mellon). At the time a security is loaned, the borrower must post collateral equal to the required percentage of the market value of the loaned security, including any accrued interest. The required percentage is: (i) 102% with respect to U.S. securities and foreign securities that are denominated and payable in U.S. dollars; and (ii) 105% with respect to foreign securities. With respect to each loan, if on any business day the aggregate market value of securities collateral plus cash collateral held is less than the aggregate market value of the securities which are the subject of such loan, the borrower will be notified to provide additional collateral by the end of the following business day which, together with the collateral already held, will be not less than the applicable initial collateral requirements for such security loan. If the aggregate market value of securities collateral and cash collateral held with respect to a security loan exceeds the applicable initial collateral requirement, upon the request of the borrower BNY Mellon must return enough collateral to the borrower by the end of the following business day to reduce the value of the remaining collateral to the applicable initial collateral requirement for such security loan. As a result of the foregoing, the value of the collateral held with respect to a loaned security may be temporarily more or less than the value of the security on loan.

Cash collateral received is generally invested in the Delaware Investments Collateral Fund No. 1 (Collective Trust) established by BNY Mellon for the purpose of investment on behalf of funds managed by Delaware Management Company (DMC), a series of Delaware Management Business Trust, that participate in BNY Mellon’s securities lending program. The Collective Trust may invest in U.S. government securities and high quality corporate debt, asset-backed and other money market securities and in repurchase agreements collateralized by such securities, provided that the Collective Trust will generally have a dollar-weighted average portfolio maturity of 60 days or less. In October 2008, BNY Mellon transferred certain distressed securities from the Portfolio’s previous collateral investment pool into the Mellon GSL Reinvestment Trust II. The Portfolio can also accept U.S. government securities and letters of credit (non-cash collateral) in connection with securities loans. In the event of default or bankruptcy by the lending agent, realization and/or retention of the collateral may be subject to legal proceedings. In the event the borrower fails to return loaned securities and the collateral received is insufficient to cover the value of the loaned securities and provided such collateral shortfall is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Portfolio, or at the discretion of the lending agent, replace the loaned securities. The Portfolio continues to record dividends or interest, as applicable, on the securities loaned and is subject to change in value of the securities loaned that may occur during the term of the loan. The Portfolio has the right under the Lending Agreement to recover the securities from the borrower on demand. With respect to security loans collateralized by non-cash collateral, the Portfolio receives loan premiums paid by the borrower. With respect to security loans collateralized by cash collateral, the earnings from the collateral investments are shared among the Portfolio, the security lending agent and the borrower. The Portfolio records security lending income net of allocations to the security lending agent and the borrower.

The Collective Trust used for the investment of cash collateral received from borrowers of securities seeks to maintain a net asset value per unit of $1.00, but there can be no assurance that it will always be able to do so. The Portfolio may incur investment losses as a result of investing securities lending collateral in the Collective Trust or another collateral investment pool. This could occur if an investment in a collateral investment pool defaulted or if it were necessary to liquidate assets in the collateral investment pool to meet returns on outstanding security loans at a time when the collateral investment pool’s net asset value per unit was less than $1.00. Under those circumstances, the Portfolio may not receive an amount from the collateral investment pool that is equal in amount to the collateral the Portfolio would be required to return to the borrower of the securities and the Portfolio would be required to make up this shortfall.

At January 31, 2013, the value of the securities on loan was $88,658, for which cash collateral was received and invested in accordance with the Lending Agreement. At January 31, 2013, the value of invested collateral was $42,006. These investments are presented on the schedule of investments under the caption “Securities Lending Collateral.”

5. Credit and Market Risk
The Portfolio may invest a portion of its net assets in high yield fixed income securities, which are securities rated BB or lower by Standard & Poor’s and Ba or lower by Moody’s Investor Services, or similarly rated by another nationally recognized statistical rating organization. Investments in these higher yielding securities are generally accompanied by a greater degree of credit risk than higher rated securities. Additionally, lower rated securities may be more susceptible to adverse economic and competitive industry conditions than investment grade securities.

The Portfolio invests in fixed income securities whose value is derived from an underlying pool of mortgages or consumer loans. The value of these securities is sensitive to changes in economic conditions, including delinquencies and/or defaults, and may be adversely affected by shifts in the market's perception of the issuers and changes in interest rates. Investors receive principal and interest payments as the underlying mortgages and consumer loans are paid back. Some of these securities are collateralized mortgage obligations (CMOs). CMOs are debt securities issued by U.S. government agencies or by financial institutions and other mortgage lenders, which are collateralized by a pool of mortgages held under an indenture. Prepayment of mortgages may shorten the stated maturity of the obligations and can result in a loss of premium, if any has been paid. Certain of these securities may be stripped (securities which provide only the principal or interest feature of the underlying security). The yield to maturity on an interest-only CMO is extremely sensitive not only to changes in prevailing interest rates, but also to the rate of principal payments (including prepayments) on the related underlying mortgage assets. A rapid rate of principal payments may have a material adverse effect on the Portfolio’s yield to maturity. If the underlying mortgage assets experience greater than anticipated prepayments of principal, the Portfolio may fail to fully recoup its initial investment in these securities even if the securities are rated in the highest rating categories.

The Portfolio may invest up to 15% of its net assets in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Portfolio from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Portfolio’s Board has delegated to DMC the day-to-day functions of determining whether individual securities are liquid for purposes of the Portfolio’s limitation on investments in illiquid securities. Securities eligible for resale pursuant to Rule 144A, which are determined to be liquid, are not subject to the 15% limit on investments in illiquid securities. Rule 144A and illiquid securities have been identified on the schedule of investments.

6. Subsequent Events
Management has determined that no material events or transactions occurred subsequent to January 31, 2013 that would require recognition or disclosure in the Portfolio’s schedule of investments.

Schedule of Investments (Unaudited)

Delaware Pooled® Trust – The Emerging Markets Portfolio

January 31, 2013

	Number of	Value
	Shares	(U.S. $)
ΔCommon Stock – 89.38%
Brazil – 7.68%
CCR	646,400	$6,672,454
Cielo	149,808	4,238,088
CPFL Energia	317,880	3,241,392
Diagnosticos da America	253,100	1,798,958
EcoRodovias Infraestrutura e Logistica	374,200	3,311,937
Itau Unibanco Holding ADR	208,800	3,597,624
Transmissora Alianca de Energia Eletrica	188,900	2,229,832
Vale ADR	105,400	2,125,918
		27,216,203
Chile – 2.89%
Banco Santander ADR	113,770	3,435,854
Enersis ADR	289,100	5,680,815
#Inversiones Aguas Metropolitan 144A ADR	27,500	1,137,230
		10,253,899
■China – 19.12%
Beijing Enterprises Holdings	525,999	3,787,971
Belle International Holdings	3,556,515	7,906,067
China BlueChemical Class H	4,079,000	2,929,594
China Construction Bank Class H	3,403,770	2,936,195
China Gas Holdings	3,079,331	2,676,177
China Mobile	1,007,500	11,074,856
China Resources Power Holdings	1,786,000	4,939,777
China Shenhua Energy Class H	1,497,000	6,437,485
ENN Energy Holdings	318,000	1,523,297
Hengan International Group	464,000	4,654,748
*Huabao International Holdings	3,982,000	2,166,767
Industrial & Commercial Bank of China Class H	2,842,803	2,140,712
*Jiangsu Expressway Class H	3,846,000	3,967,326
*Mindray Medical International ADR	19,900	752,220
Sands China	1,652,000	8,328,858
*Want Want China Holdings	1,165,000	1,547,254
		67,769,304
Colombia – 0.49%
BanColombia ADR	24,900	1,730,799
		1,730,799
India – 9.37%
Axis Bank	217,613	6,148,103
GAIL India	177,465	1,140,073
HCL Technologies	69,724	900,424
Housing Development Finance	380,362	5,615,650
Larsen & Toubro	251,248	7,271,454
Rural Electrification	1,290,143	5,847,115
Tata Motors	1,126,276	6,299,958
		33,222,777
Indonesia – 5.53%
Astra International	6,641,000	5,033,395
Bank Rakyat Indonesia Persero	10,709,000	8,779,226
Perusahaan Gas Negara	11,994,000	5,782,104
		19,594,725
Kazakhstan – 0.74%
KazMunaiGas Exploration Production GDR	147,166	2,632,800
		2,632,800
Mexico – 8.66%
America Movil ADR	237,500	5,975,500
Compartamos	2,240,500	3,481,720
*Grupo Aeroportuario del Pacifico ADR	40,300	2,508,272
†Grupo Financiero Santander Mexico ADR	605,200	9,410,860
Grupo Mexico Series B	1,920,344	7,146,970
Kimberly-Clark de Mexico Class A	773,000	2,179,255
		30,702,577
Peru – 2.55%
Credicorp	57,630	9,032,350
		9,032,350

Philippines – 1.77%
*Philippine Long Distance Telephone ADR	91,300	6,287,831
		6,287,831
Republic of Korea – 7.45%
†Hyundai Mobis	37,166	9,735,489
†Kangwon Land	112,530	3,232,105
†KB Financial Group	117,094	4,186,503
Samsung Electronics	6,941	9,237,570
		26,391,667
Russia – 4.85%
Gazprom ADR	828,586	7,805,279
LUKOIL ADR	26,418	1,785,857
Sberbank of Russia ADR	514,938	7,595,336
		17,186,472
South Africa – 2.28%
*Clicks Group	257,911	1,729,737
*Life Healthcare Group Holdings	398,720	1,402,122
Sasol	43,900	1,900,366
*Tiger Brands	92,020	3,029,190
		8,061,415
Taiwan – 2.92%
Quanta Computer	757,000	1,766,248
Taiwan Semiconductor Manufacturing	2,240,588	7,701,310
Wistron	756,292	875,895
		10,343,453
Thailand – 3.35%
Kasikornbank Foreign	178,754	1,198,686
Kasikornbank NVDR	572,600	3,810,934
PTT	599,900	6,858,873
		11,868,493
Turkey – 5.80%
Tofas Turk Otomobil Fabrikasi	302,727	1,824,434
Tupras Turkiye Petrol Rafinerileri	300,273	8,279,979
*Turk Telekomunikasyon	1,469,937	6,167,743
Turkiye Garanti Bankasi	852,071	4,272,830
		20,544,986
United Kingdom – 1.66%
SABMiller	119,508	5,892,411
		5,892,411
United States – 2.27%
Yum! Brands	123,800	8,039,572
		8,039,572
Total Common Stock (cost $267,781,553)		316,771,734

Preferred Stock – 7.19%
Brazil – 6.73%
AmBev ADR	142,000	6,682,520
Investimentos Itau	907,432	4,594,592
Petroleo Brasiliero	684,000	6,211,935
Vale ADR	329,700	6,346,725
		23,835,772
Republic of Korea – 0.46%
Hyundai Motor	23,810	1,634,734
		1,634,734
Total Preferred Stock (cost $25,320,537)		25,470,506

	Principal
	Amount
Short-Term Investments – 3.71%
≠Discount Notes – 0.26%
Federal Home Loan Bank
0.12% 4/2/13	$520,652	520,626
0.125% 3/6/13	401,313	401,309
		921,935
Repurchase Agreements – 3.01%
Bank of America 0.12%, dated 1/31/13, to be
repurchased on 2/1/13, repurchase price $3,840,645
(collateralized by U.S. government obligations 1.25%-2.125%
4/15/14-12/31/15; market value $3,917,445)	3,840,632	3,840,632

BNP Paribas 0.12%, dated 1/31/13, to be
repurchased on 2/1/13, repurchase price $6,833,391
(collateralized by U.S. government obligations 0.25%-4.25%
12/15/13-8/15/21; market value $6,970,035)	6,833,368	6,833,368
		10,674,000

≠U.S. Treasury Obligations – 0.44%
U.S. Treasury Bills
0.04% 3/21/13	885,760	885,716
0.04% 3/28/13	655,749	655,706
		1,541,422
Total Short-Term Investments (cost $13,137,236)		13,137,357

Total Value of Securities Before Securities Lending Collateral – 100.28%
(cost $306,239,326)		355,379,597

	Number of
	Shares
**Securities Lending Collateral – 2.40%
Investment Companies
Delaware Investments Collateral Fund No.1	8,522,664	8,522,664
†@Mellon GSL Reinvestment Trust II	546,716	0
Total Securities Lending Collateral (cost $9,069,380)		8,522,664

Total Value of Securities – 102.68%
(cost $315,308,706)		363,902,261 ©
**Obligation to Return Securities Lending Collateral – (2.56%)		(9,069,380)
«Other Liabilities Net of Receivables and Other Assets – (0.12%)		(434,110)
Net Assets Applicable to 32,974,350 Shares Outstanding – 100.00%		$354,398,771

ΔSecurities have been classified by country of origin.
#Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At January 31, 2013, the aggregate value of Rule 144A securities was $1,137,230 which represented 0.32% of the Portfolio’s net assets. See Note 5 in “Notes”.
■Securities listed and traded on the Hong Kong Stock Exchange. These securities have significant business operations in China.
*Fully or partially on loan.
†Non income producing security.
≠The rate shown is the effective yield at the time of purchase.
**See Note 4 in “Notes” for additional information on securities lending collateral.
@Illiquid security. At January 31, 2013, the aggregate value of illiquid securities was $0, which represented 0.00% of the Portfolio’s net assets. See Note 5 in “Notes”.
©Includes $8,620,004 of securities loaned.
«Includes foreign currency valued at $532,834 with a cost of $535,910.

The following foreign currency exchange contracts were outstanding at January 31, 2013:1

Foreign Currency Exchange Contracts

						Unrealized
	Contracts to					Appreciation
Counterparty	Receive (Deliver)		In Exchange For		Settlement Date	(Depreciation)
MNB	HKD	(2,144,294)	USD	276,373	2/1/13	$(120)
MNB	HKD	(2,069,045)	USD	266,736	2/4/13	(57)
MNB	INR	(15,603,990)	USD	292,402	2/1/13	(439)
						$(616)

The use of foreign currency exchange contracts involves elements of market risk and risks in excess of the amount disclosed in the financial statements. The foreign currency exchange contracts presented above represent the Portfolio’s total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Portfolio’s net assets.

1See Note 3 in “Notes”.

Summary of Abbreviations:
ADR – American Depositary Receipt
GDR – Global Depositary Receipt
HKD – Hong Kong Dollar
INR – Indian Rupee
MNB – Mellon National Bank
NVDR – Non-Voting Depositary Receipt
USD – United States Dollar

Notes

1. Significant Accounting Policies
The following accounting policies are in accordance with U.S. generally accepted accounting principles (U.S. GAAP) and are consistently followed by Delaware Pooled® Trust -The Emerging Markets Portfolio (Portfolio). This report covers the period of time since the Portfolio’s last fiscal year end.

Security Valuation – Equity securities, except those traded on the Nasdaq Stock Market, Inc. (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange (NYSE) on the valuation date. Securities traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If on a particular day an equity security does not trade, then the mean between the bid and ask prices will be used, which approximates fair value. Securities listed on a foreign exchange are normally valued at the last quoted sales price on the valuation date. U.S. government and agency securities are valued at the mean between the bid and ask prices, which approximates fair value. Investment company securities are valued at net asset value per share, as reported by the underlying investment company. Foreign currency exchange contracts are valued at the mean between the bid and ask prices, which approximates fair value. Interpolated values are derived when the settlement date of the contract is an interim date for which quotations are not available. Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Portfolio’s Board of Trustees (Board). In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures or suspension of trading in a security. The Portfolio may use fair value pricing more frequently for securities traded primarily in non-U.S. markets because, among other things, most foreign markets close well before the Portfolio values its securities, generally as of 4:00 p.m. Eastern time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading, or news events may have occurred in the interim. To account for this, the Portfolio may frequently value foreign securities using fair value prices based on third-party vendor modeling tools (international fair value pricing).

Federal & Foreign Income Taxes – No provision for federal income taxes has been made as the Portfolio intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to shareholders. The Portfolio evaluates tax positions taken or expected to be taken in the course of preparing the Portfolio’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the “more-likely-than-not” threshold are recorded as a tax benefit or expense in the current year. Management has analyzed the Portfolio’s tax positions taken for all open federal income tax years (October 31, 2009 - October 31, 2012), and has concluded that no provision for federal income tax is required in the Portfolio’s financial statements. In regard to foreign taxes only, the Portfolio has open tax years in certain foreign countries it invests in that may date back to the inception date of the Portfolio.

Repurchase Agreements – The Portfolio may purchase certain U.S. government securities subject to the counterparty’s agreement to repurchase them at an agreed upon date and price. The counterparty will be required on a daily basis to maintain the value of the collateral subject to the agreement at not less than the repurchase price (including accrued interest). The agreements are conditioned upon the collateral being deposited under the Federal Reserve book-entry system with the Portfolio’s custodian or a third-party sub-custodian. In the event of default or bankruptcy by the other party to the agreement, retention of the collateral may be subject to legal proceedings. All open repurchase agreements as of the date of this report were entered into on January 31, 2013.

Foreign Currency Transactions – Transactions denominated in foreign currencies are recorded at the prevailing exchange rates on the valuation date in accordance with the Portfolio’s prospectus. The value of all assets and liabilities denominated in foreign currencies is translated daily into U.S. dollars at the exchange rate of such currencies against the U.S. dollar. Transaction gains or losses resulting from changes in exchange rates during the reporting period or upon settlement of the foreign currency transaction are reported in operations for the current period. The Portfolio does not isolate that portion of realized gains and losses on investments which is due to changes in foreign exchange rates from that which is due to changes in market prices. The changes are included with the net realized and unrealized gain or loss on investments. The Portfolio reports certain foreign currency related transactions as components of realized gains (losses) for financial reporting purposes, whereas such components are treated as ordinary income (loss) for federal income tax purposes.

Use of Estimates – The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.

Other – Expenses directly attributable to the Portfolio are charged directly to the Portfolio. Other expenses common to various funds within the Delaware Investments® Family of Funds are generally allocated among such funds on the basis of average net assets. Management fees and some other expenses are paid monthly. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Foreign dividends are also recorded on the ex-dividend date or as soon after the ex-dividend date that the Portfolio is aware of such dividends, net of all non-rebatable tax withholdings. Withholding taxes on foreign dividends have been recorded in accordance with the Portfolio’s understanding of the applicable country’s tax rules and rates. The Portfolio declares and pays dividends from net investment income and distributions from net realized gain on investments, if any, annually. Dividends and distributions, if any, are recorded on the ex-dividend date. The Portfolio may distribute income dividends and capital gains more frequently, if necessary for tax purposes.

2. Investments
At January 31, 2013, the cost of investments for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At January 31, 2013, the cost of investments and unrealized appreciation (depreciation) for the Portfolio were as follows:

Cost of investments	$316,896,176
Aggregate unrealized appreciation	$65,134,388
Aggregate unrealized depreciation	(18,128,303)
Net unrealized appreciation	$47,006,085

U.S. GAAP defines fair value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. The Portfolio’s investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.

Level 1 – inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, exchange-traded options contracts)
Level 2 – other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing, broker-quoted securities, fair valued securities)
Level 3 – inputs are significant unobservable inputs (including the Portfolio’s own assumptions used to determine the fair value of investments) (e.g., broker-quoted securities, fair valued securities)

Level 3 investments are valued using significant unobservable inputs. The Portfolio may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may also be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry. The derived value of a Level 3 investment may not represent the value which is received upon disposition and this could impact the results of operations.

The following table summarizes the valuation of the Portfolio’s investments by fair value hierarchy levels as of January 31, 2013:

	Level 1	Level 2	Level 3	Total
Common Stock	$315,634,504	$1,137,230	$-	$316,771,734
Preferred Stock	25,470,506	-	-	25,470,506
Short-Term Investments	-	13,137,357	-	13,137,357
Securities Lending Collateral	-	8,522,664	-	8,522,664
Total	$341,105,010	$22,797,251	$-	$363,902,261

Foreign Currency Exchange Contracts	$-	$(616)	$-	$(616)

During the period ended January 31, 2013, there were no transfers between Level 1 investments, Level 2 investments or Level 3 investments that had a significant impact to the Portfolio. The Portfolio’s policy is to recognize transfers between levels at the beginning of the reporting period.

A reconciliation of Level 3 investments is presented when the Portfolio has a significant amount of Level 3 investments at the beginning, interim or end of period in relation to net assets. Management has determined not to provide additional disclosure on Level 3 inputs under ASU No. 2011-04 since the Level 3 investments are not considered significant to the Portfolio's net assets at the end of the period.

3. Derivatives
U.S. GAAP requires disclosures that enable investors to understand: 1) how and why an entity uses derivatives; 2) how they are accounted for; and 3) how they affect an entity's results of operations and financial position.

Foreign Currency Exchange Contracts – The Portfolio may enter into foreign currency exchange contracts and foreign cross currency exchange contracts as a way of managing foreign exchange rate risk. The Portfolio may enter into these contracts to fix the U.S. dollar value of a security that it has agreed to buy or sell for the period between the date the trade was entered into and the date the security is delivered and paid for. The Portfolio may also use these contracts to hedge the U.S. dollar value of securities it already owns that are denominated in foreign currencies. The change in value is recorded as an unrealized gain or loss. When the contract is closed, a realized gain or loss is recorded equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

The use of foreign currency exchange contracts and foreign cross currency exchange contracts does not eliminate fluctuations in the underlying prices of the securities, but does establish a rate of exchange that can be achieved in the future. Although foreign currency exchange contracts limit the risk of loss due to an unfavorable change in the value of the hedged currency, they also limit any potential gain that might result should the value of the currency change favorably. In addition, the Portfolio could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts. The Portfolio’s maximum risk of loss from counterparty credit risk is the value of its currency exchanged with the counterparty. The risk is generally mitigated by having a netting arrangement between the Portfolio and the counterparty and by the posting of collateral by the counterparty to the Portfolio to cover the Portfolio’s exposure to the counterparty.

4. Securities Lending
The Portfolio, along with other funds in the Delaware Investments® Family of Funds, may lend its securities pursuant to a security lending agreement (Lending Agreement) with The Bank of New York Mellon (BNY Mellon). At the time a security is loaned, the borrower must post collateral equal to the required percentage of the market value of the loaned security, including any accrued interest. The required percentage is: (i) 102% with respect to U.S. securities and foreign securities that are denominated and payable in U.S. dollars; and (ii) 105% with respect to foreign securities. With respect to each loan, if on any business day the aggregate market value of securities collateral plus cash collateral held is less than the aggregate market value of the securities which are the subject of such loan, the borrower will be notified to provide additional collateral by the end of the following business day which, together with the collateral already held, will be not less than the applicable initial collateral requirements for such security loan. If the aggregate market value of securities collateral and cash collateral held with respect to a security loan exceeds the applicable initial collateral requirement, upon request of the borrower BNY Mellon must return enough collateral to the borrower by the end of the following business day to reduce the value of the remaining collateral to the applicable initial collateral requirement for such security loan. As a result of the foregoing, the value of the collateral held with respect to a loaned security may be temporarily more or less than the value of the security on loan.

Cash collateral received is generally invested in the Delaware Investments Collateral Fund No. 1 (Collective Trust) established by BNY Mellon for the purpose of investment on behalf of funds managed by Delaware Management Company (DMC), a series of Delaware Management Business Trust, that participate in BNY Mellon’s securities lending program. The Collective Trust may invest in U.S. government securities and high quality corporate debt, asset-backed and other money market securities and in repurchase agreements collateralized by such securities, provided that the Collective Trust will generally have a dollar-weighted average portfolio maturity of 60 days or less. In October 2008, BNY Mellon transferred certain distressed securities from the Portfolio’s previous collateral investment pool into the Mellon GSL Reinvestment Trust II. The Portfolio can also accept U.S. government securities and letters of credit (non-cash collateral) in connection with securities loans. In the event of default or bankruptcy by the lending agent, realization and/or retention of the collateral may be subject to legal proceedings. In the event the borrower fails to return loaned securities and the collateral received is insufficient to cover the value of the loaned securities and provided such collateral shortfall is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Portfolio or, at the discretion of the lending agent, replace the loaned securities. The Portfolio continues to record dividends or interest, as applicable, on the securities loaned and is subject to changes in value of the securities loaned that may occur during the term of the loan. The Portfolio has the right under the Lending Agreement to recover the securities from the borrower on demand. With respect to security loans collateralized by non-cash collateral, the Portfolio receives loan premiums paid by the borrower. With respect to security loans collateralized by cash collateral, the earnings from the collateral investments are shared among the Portfolio, the security lending agent and the borrower. The Portfolio records security lending income net of allocations to the security lending agent and the borrower.

The Collective Trust used for the investment of cash collateral received from borrowers of securities seeks to maintain a net asset value per unit of $1.00, but there can be no assurance that it will always be able to do so. The Portfolios may incur investment losses as a result of investing securities lending collateral in the Collective Trust or another collateral investment pool. This could occur if an investment in a collateral investment pool defaulted or if it were necessary to liquidate assets in the collateral investment pool to meet returns on outstanding security loans at a time when the collateral investment pool’s net asset value per unit was less than $1.00. Under those circumstances, the Portfolio may not receive an amount from the collateral investment pool that is equal in amount to the collateral the Portfolio would be required to return to the borrower of the securities and the Portfolio would be required to make up for this shortfall.

At January 31, 2013, the value of securities on loan was $8,620,004, for which cash collateral was received and invested in accordance with the Lending Agreement. At January 31, 2013, the value of invested collateral was $8,522,664. These investments are presented on the schedule of investments under the caption "Securities Lending Collateral.”

5. Credit and Market Risk
Some countries in which the Portfolio may invest require governmental approval for the repatriation of investment income, capital or the proceeds of sales of securities by foreign investors. In addition, if there is deterioration in a country’s balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad.

The securities exchanges of certain foreign markets are substantially smaller, less liquid and more volatile than the major securities markets in the United States. Consequently, acquisition and disposition of securities by the Portfolio may be inhibited. In addition, a significant portion of the aggregate market value of equity securities listed on the major securities exchanges in emerging markets is held by a smaller number of investors. This may limit the number of shares available for acquisition or disposition by the Portfolio.

The Portfolio may invest up to 15% of its net assets in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Portfolio from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Portfolio’s Board has delegated to DMC the day-to-day functions of determining whether individual securities are liquid for purposes of the Portfolio’s limitation on investments in illiquid securities. Securities eligible for resale pursuant to Rule 144A, which are determined to be liquid, are not subject to the Portfolio’s 15% limit on investments in illiquid securities. Rule 144A and illiquid securities have been identified on the schedule of investments.

6. Subsequent Events
Management has determined that no material events or transactions occurred subsequent to January 31, 2013 that would require recognition or disclosure in the Portfolio’s schedule of investments.

Schedule of Investments (Unaudited)

Delaware Pooled® Trust - The Emerging Markets Portfolio II

January 31, 2013

	Number of	Value
	Shares	(U.S. $)
ΔCommon Stock – 99.32%
Argentina – 0.75%
@Cresud ADR	7,700	$73,535
@IRSA Inversiones y Representaciones ADR	3,800	33,630
YPF ADR	8,000	135,680
		242,845
Bahrain – 0.03%
#@Aluminium Bahrain 144A GDR	1,800	10,074
		10,074
Brazil – 18.85%
All America Latina Logistica	15,413	67,124
†B2W Cia Global Do Varejo	21,400	164,037
Banco Bradesco ADR	6,430	118,183
Banco Santander Brasil ADR	45,800	339,836
*Brasil Foods ADR	16,100	357,420
*Braskem ADR	12,200	185,440
Centrais Eletricas Brasileiras ADR	21,300	75,615
*Cia Brasileira de Distribuicao Grupo Pao de Acucar ADR	2,200	105,028
Cyrela Brazil Realty Empreendimentos e Participacoes	15,780	139,109
*@†Fibria Celulose ADR	41,000	505,940
@Gerdau	11,700	90,271
Gerdau ADR	13,000	114,790
*@†Gol Linhas Aereas Inteligentes ADR	43,200	314,496
†Hypermarcas	19,800	171,067
Itau Unibanco Holding ADR	44,300	763,289
Petroleo Brasileiro SA ADR	50,800	928,624
Santos Brasil Participacoes	5,900	94,836
Telefonica Brasil ADR	3,255	81,961
Tim Participacoes ADR	48,600	1,069,201
Vale ADR	21,600	435,672
		6,121,939
China/Hong Kong – 10.65%
†Baidu ADR	1,000	108,300
Bank of China	222,000	109,349
China Construction Bank	202,590	174,760
China Mengniu Dairy	64,000	186,916
China Mobile ADR	6,900	377,430
China Petroleum & Chemical ADR	2,800	340,060
China Telecom	470,000	255,746
China Unicom Hong Kong ADR	13,900	222,261
CNOOC ADR	1,500	307,995
Industrial & Commercial Bank of China	390,999	294,433
PetroChina ADR	1,600	227,520
†SINA	1,900	104,367
†Sohu.com	9,800	469,225
@†Tianjin Development Holdings	56,000	39,353
Tingyi Cayman Islands Holding	40,000	112,439
Tsingtao Brewery	22,000	127,086
		3,457,240
India – 7.20%
Cairn India	74,000	449,070
ICICI Bank ADR	2,500	114,500
#@Reliance Industries 144A GDR	24,900	833,652
Steel Authority of India	49,589	80,608
Tata Chemicals	59,647	400,651
Ultratech Cement	2,658	94,922
United Spirits	10,793	365,554
		2,338,957
Indonesia – 0.96%
Tambang Batubara Bukit Asam Persero	113,000	180,613
United Tractors	64,106	130,559
		311,172
Malaysia – 0.74%
@†UEM Land Holdings	340,000	240,747
		240,747
Mexico – 9.60%
America Movil Class L ADR	8,300	208,828
Cemex ADR	59,718	647,940
*†Desarrolladora Homex ADR	22,900	334,111

*†Empresas ICA ADR	27,200	325,584
Fibra Uno Administracion	8,800	27,530
Fomento Economico Mexicano ADR	2,500	269,725
Grupo Financiero Banorte	23,200	159,745
†Grupo Financiero Santander Mexico Class B ADR	18,500	287,675
Grupo Televisa ADR	23,700	663,838
Wal-Mart de Mexico	58,850	190,499
		3,115,475
Peru – 0.39%
Cia de Minas Buenaventura ADR	4,300	127,237
		127,237
Poland – 1.13%
Jastrzebska Spolka Weglowa	2,926	88,979
†Polski Koncern Naftowy Orlen	8,079	128,068
Powszechna Kasa Oszczednosci Bank Polski	13,293	148,924
		365,971
Republic of Korea – 19.25%
KB Financial Group ADR	13,500	476,820
@KCC	1,389	371,503
KT ADR	28,300	479,402
KT&G	5,281	368,405
*LG Display ADR	17,000	227,120
LG Electronics	4,877	323,188
†LG Uplus	26,937	201,530
@†Lotte Chilsung Beverage	406	543,319
@†Lotte Confectionery	245	388,439
Samsung Electronics	1,267	1,686,211
Samsung Life Insurance	4,080	393,746
SK Telecom ADR	46,700	791,565
		6,251,248
Russia – 6.53%
Gazprom ADR	29,100	274,122
LUKOIL ADR	3,400	229,840
LUKOIL ADR (London International Exchange)	3,400	229,500
†MegaFon GDR	15,800	426,758
Mobile Telesystems ADR	4,100	80,606
Rosneft Oil GDR	30,600	269,280
=Sberbank	134,733	486,871
*VTB Bank GDR	33,800	123,539
		2,120,516
South Africa – 3.25%
*Anglo American Platinum	1,687	82,594
*@†ArcelorMittal South Africa	27,354	107,169
Impala Platinum Holdings	4,413	80,104
Sasol ADR	5,000	216,150
Standard Bank Group	26,038	339,567
*Vodacom Group	16,484	229,896
		1,055,480
Spain – 1.36%
†Cemex Latam Holdings	58,305	440,063
		440,063
Taiwan – 4.43%
Hon Hai Precision Industry	228,413	652,830
Taiwan Semiconductor Manufacturing	91,000	312,784
Taiwan Semiconductor Manufacturing ADR	12,800	227,072
United Microelectronics	634,000	246,901
		1,439,587
Thailand – 1.92%
Bangkok Bank	35,399	248,060
PTT	25,960	296,810
PTT Exploration & Production	13,871	77,203
		622,073
Turkey – 2.00%
Anadolu Efes Biracilik Ve Malt Sanayii	19,012	284,286
†Turkcell Iletisim Hizmetleri ADR	19,700	308,108
Turkiye Sise ve Cam Fabrikalari	32,654	56,996
		649,390
United Kingdom – 0.46%
Anglo American ADR	8,400	125,619
#=†Etalon Group GDR 144A	4,800	23,856
		149,475
United States – 9.82%
Archer-Daniels-Midland	11,400	325,242
Avon Products	57,100	969,558
Bunge	3,300	262,878
*†MEMC Electronic Materials	8,100	33,696
†Yahoo	81,400	1,597,882
		3,189,256

Total Common Stock (cost $31,041,444)		32,248,745

Preferred Stock – 1.01%
Republic of Korea – 1.01%
LG Electronics	17,861	329,145
Total Preferred Stock (cost $ 307,186)		329,145

Total Value of Securities Before Securities Lending Collateral – 100.33%
(cost $31,348,630)		32,577,890

**Securities Lending Collateral – 6.04%
Investment Companies
Delaware Investments Collateral Fund No.1	1,959,912	1,959,912
Total Securities Lending Collateral (cost $1,959,912)		1,959,912

Total Value of Securities – 106.37%
(cost $33,308,542)		34,537,802 ©
**Obligation to Return Securities Lending Collateral – (6.04%)		(1.959.912)
«Other Liabilities Net of Receivables and Other Assets – (0.33%)		(107,180)
Net Assets Applicable to 3,652,653 Shares Outstanding – 100.00%		$32,470,710

ΔSecurities have been classified by country of origin.
*Fully or partially on loan.
@Illiquid security. At January 31, 2013, the aggregate value of illiquid securities was $3,552,128, which represented 10.94% of the Portfolio’s net assets. See Note 5 in “Notes.”
#Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At January 31, 2013, the aggregate value of Rule 144A securities was $867,582, which represented 2.67% of Portfolio’s net assets. See Note 5 in “Notes.”
†Non income producing security.
=Security is being fair valued in accordance with the Portfolio’s fair valuation policy. At January 31, 2013, the aggregate value of fair valued securities was $510,727, which represented 1.57% of the Portfolio’s net assets. See Note 1 in "Notes."
**See Note 4 in "Notes” for additional information on securities lending collateral.
©Includes $1,957,940 of securities loaned.
«Includes foreign currency valued at $5,300 with a cost of $5,332.

The following foreign currency exchange contracts were outstanding at January 31, 2013:1

Foreign Currency Exchange Contracts

						Unrealized
	Contract to					Appreciation
Counterparty	Receive (Deliver)		In Exchange For		Settlement Date	(Depreciation)
MNB	BRL	7,795	USD	(3,932)	2/4/13	$(18)
MNB	MXN	(4,246)	USD	333	2/1/13	(1)
MNB	MXN	323,400	USD	(25,494)	2/5/13	(60)
						$(79)

The use of foreign currency exchange contracts involves elements of market risk and risks in excess of the amount disclosed in the financial statements. The foreign currency exchange contracts presented above represent the Portfolio’s total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Portfolio’s net assets.

1See Note 3 in “Notes.”

Summary of Abbreviations:
ADR – American Depositary Receipt
BRL – Brazilian Real
GDR – Global Depositary Receipt
MNB – Mellon National Bank
MXN – Mexican Peso
USD – United States Dollar

Notes

1. Significant Accounting Policies
The following accounting policies are in accordance with U.S. generally accepted accounting principles (U.S. GAAP) and are consistently followed by Delaware Pooled® Trust - The Emerging Markets Portfolio II (Portfolio). This report covers the period of time since the Portfolio’s last fiscal year end.

Security Valuation – Equity securities, except those traded on the Nasdaq Stock Market, Inc. (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange (NYSE) on the valuation date. Securities traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If on a particular day an equity security does not trade, then the mean between the bid and ask prices will be used, which approximates fair value. Securities listed on a foreign exchange are normally valued at the last quoted sales price on the valuation date. Investment company securities are valued at net asset value per share, as reported by the underlying investment company. Foreign currency exchange contracts are valued at the mean between the bid and ask prices, which approximates fair value. Interpolated values are derived when the settlement date of the contract is an interim date for which quotations are not available. Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Portfolio's Board of Trustees (Board). In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures or suspension of trading in a security. The Portfolio may use fair value pricing more frequently for securities traded primarily in non-U.S. markets because, among other things, most foreign markets close well before the Portfolio values its securities, generally as of 4:00 p.m. Eastern time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading, or news events may have occurred in the interim. To account for this, the Portfolio may frequently value foreign securities using fair value prices based on third-party vendor modeling tools (international fair value pricing).

Federal and Foreign Income Taxes – No provision for federal income taxes has been made as the Portfolio intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to shareholders. The Portfolio evaluates tax positions taken or expected to be taken in the course of preparing the Portfolio’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the “more-likely-than-not” threshold are recorded as a tax benefit or expense in the current year. Management has analyzed the Portfolio’s tax positions taken for all open federal income tax years (October 31, 2009 - October 31, 2012), and has concluded that no provision for federal income tax is required in the Portfolio’s financial statements. In regard to foreign taxes only, the Portfolio has open tax years in certain foreign countries it invests in that may date back to the inception date of the Portfolio.

Class Accounting – Investment income, common expenses and realized and unrealized gain (loss) on investments are allocated to the various classes of the Portfolio on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Repurchase Agreements – The Portfolio may purchase certain U.S. government securities subject to the counterparty’s agreement to repurchase them at an agreed upon date and price. The counterparty will be required on a daily basis to maintain the value of the collateral subject to the agreement at not less than the repurchase price (including accrued interest). The agreements are conditioned upon the collateral being deposited under the Federal Reserve book-entry system with the Portfolio’s custodian or a third-party sub-custodian. In the event of default or bankruptcy by the other party to the agreement, retention of the collateral may be subject to legal proceedings. At January 31, 2013, the Portfolio held no investments in repurchase agreements.

Foreign Currency Transactions – Transactions denominated in foreign currencies are recorded at the prevailing exchange rates on the valuation date in accordance with the Portfolio’s prospectus. The value of all assets and liabilities denominated in foreign currencies is translated daily into U.S. dollars at the exchange rate of such currencies against the U.S. dollar. Transaction gains or losses resulting from changes in exchange rates during the reporting period or upon settlement of the foreign currency transaction are reported in operations for the current period. The Portfolio does not isolate that portion of realized gains and losses on investments which is due to changes in foreign exchange rates from that which is due to changes in market prices. The changes are included with the net realized and unrealized gain or loss on investments. The Portfolio reports certain foreign currency related transactions as components of realized gains (losses) for financial reporting purposes, whereas such components are treated as ordinary income (loss) for federal income tax purposes.

Use of Estimates – The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.

Other – Expenses directly attributable to the Portfolio are charged directly to Portfolio. Other expenses common to various funds within the Delaware Investments® Family of Funds are generally allocated among such funds on the basis of average net assets. Management fees and some other expenses are paid monthly. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Foreign dividends are also recorded on the ex-dividend date or as soon after the ex-dividend date that the Portfolio is aware of such dividends, net of all non-rebatable tax withholdings. Withholding taxes on foreign dividends have been recorded in accordance with the Portfolio's understanding of the applicable country’s tax rules and rates. The Portfolio declares and pays dividends from net investment income and distributions from net realized gain on investments, if any, annually. Dividends and distributions, if any, are recorded on the ex-dividend date. The Portfolio may distribute income dividends and capital gains more frequently, if necessary for tax purposes.

2. Investments
At January 31, 2013, the cost of investments for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At January 31, 2013, the cost of investments and unrealized appreciation (depreciation) for the Portfolio were as follows:

Cost of investments	$31,352,673
Aggregate unrealized appreciation	$3,893,894
Aggregate unrealized depreciation	(2,668,677)
Net unrealized appreciation	$1,225,217

U.S. GAAP defines fair value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity's own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. The Portfolio's investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.

Level 1 – inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, exchange-traded options contracts)
Level 2 – other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing, broker-quoted securities, fair valued securities)
Level 3 – inputs are significant unobservable inputs (including the Portfolio’s own assumptions used to determine the fair value of investments) (e.g., broker-quoted securities, fair valued securities)

Level 3 investments are valued using significant unobservable inputs. The Portfolio may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may also be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry. The derived value of a Level 3 investment may not represent the value which is received upon disposition and this could impact the results of operations.

The following table summarizes the valuation of the Portfolio’s investments by fair value hierarchy levels as of January 31, 2013:

	Level 1	Level 2	Total
Common Stock	$31,602,324	$646,421	$32,248,745
Preferred Stock	329,145	-	329,145
Securities Lending Collateral	-	1,959,912	1,959,912
Total	$31,931,469	$2,606,333	$34,537,802

Foreign Currency Exchange Contracts	$-	$(79)	$(79)

During the period ended January 31, 2013, there were no transfers between Level 1 investments, Level 2 investments or Level 3 investments that had a significant impact to the Portfolio. The Portfolio’s policy is to recognize transfers between levels at the beginning of the reporting period.

3. Derivatives
U.S. GAAP requires disclosures that enable investors to understand: 1) how and why an entity uses derivatives; 2) how they are accounted for; and 3) how they affect an entity's results of operations and financial position.

Foreign Currency Exchange Contracts – The Portfolio may enter into foreign currency exchange contracts and foreign cross currency exchange contracts as a way of managing foreign exchange rate risk. The Portfolio may enter into these contracts to fix the U.S. dollar value of a security that it has agreed to buy or sell for the period between the date the trade was entered into and the date the security is delivered and paid for. The Portfolio may also use these contracts to hedge the U.S. dollar value of securities it already owns that are denominated in foreign currencies. The change in value is recorded as an unrealized gain or loss. When the contract is closed, a realized gain or loss is recorded equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

The use of foreign currency exchange contracts and foreign cross currency exchange contracts does not eliminate fluctuations in the underlying prices of the securities, but does establish a rate of exchange that can be achieved in the future. Although foreign currency exchange contracts limit the risk of loss due to an unfavorable change in the value of the hedged currency, they also limit any potential gain that might result should the value of the currency change favorably. In addition, the Portfolio could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts. The Portfolios' maximum risk of loss from counterparty credit risk is the value of its currency exchanged with the counterparty. The risk is generally mitigated by having a netting arrangement between the Portfolio and the counterparty and by the posting of collateral by the counterparty to the Portfolio to cover the Portfolios' exposure to the counterparty.

4. Securities Lending
The Portfolio, along with other funds in the Delaware Investments® Family of Funds, may lend its securities pursuant to a security lending agreement (Lending Agreement) with The Bank of New York Mellon (BNY Mellon). At the time a security is loaned, the borrower must post collateral equal to the required percentage of the market value of the loaned security, including any accrued interest. The required percentage is: (i) 102% with respect to U.S. securities and foreign securities that are denominated and payable in U.S. dollars; and (ii) 105% with respect to foreign securities. With respect to each loan, if on any business day the aggregate market value of securities collateral plus cash collateral held is less than the aggregate market value of the securities which are the subject of such loan, the borrower will be notified to provide additional collateral by the end of the following business day which, together with the collateral already held, will be not less than the applicable initial collateral requirements for such security loan. If the aggregate market value of securities collateral and cash collateral held with respect to a security loan exceeds the applicable initial collateral requirement, upon request of the borrower BNY Mellon must return enough collateral to the borrower by the end of the following business day to reduce the value of the remaining collateral to the applicable initial collateral requirement for such security loan. As a result of the foregoing, the value of the collateral held with respect to a loaned security may be temporarily more or less than the value of the security on loan.

Cash collateral received is generally invested in the Delaware Investments Collateral Fund No. 1 (Collective Trust) established by BNY Mellon for the purpose of investment on behalf of funds managed by Delaware Management Company (DMC), a series of Delaware Management Business Trust, that participate in BNY Mellon’s securities lending program. The Collective Trust may invest in U.S. government securities and high quality corporate debt, asset-backed and other money market securities and in repurchase agreements collateralized by such securities, provided that the Collective Trust will generally have a dollar-weighted average portfolio maturity of 60 days or less. The Portfolio can also accept U.S. government securities and letters of credit (non-cash collateral) in connection with securities loans. In the event of default or bankruptcy by the lending agent, realization and/or retention of the collateral may be subject to legal proceedings. In the event the borrower fails to return loaned securities and the collateral received is insufficient to cover the value of the loaned securities and provided such collateral shortfall is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Portfolio, or at the discretion of the lending agent, replace the loaned securities. The Portfolio continues to record dividends or interest, as applicable, on the securities loaned and is subject to changes in value of the securities loaned that may occur during the term of the loan. The Portfolio has the right under the Lending Agreement to recover the securities from the borrower on demand. With respect to security loans collateralized by non-cash collateral, the Portfolio receives loan premiums paid by the borrower. With respect to security loans collateralized by cash collateral, the earnings from the collateral investments are shared among the Portfolio, the security lending agent and the borrower. The Portfolio records security lending income net of allocations to the security lending agent and the borrower.

The Collective Trust used for the investment of cash collateral received from borrowers of securities seeks to maintain a net asset value per unit of $1.00, but there can be no assurance that it will always be able to do so. The Portfolio may incur investment losses as a result of investing securities lending collateral in the Collective Trust. This could occur if an investment in the Collective Trust defaulted or if it were necessary to liquidate assets in the Collective Trust to meet returns on outstanding security loans at a time when the Collective Trust's net asset value per unit was less than $1.00. Under those circumstances, the Portfolio may not receive an amount from the Collective Trust that is equal in amount to the collateral the Portfolio would be required to return to the borrower of the securities and the Portfolio would be required to make up for this shortfall.

At January 31, 2013, the value of securities on loan was $1,957,940, for which cash collateral was received and invested in accordance with the Lending Agreement. At January 31, 2013, the value of invested collateral was $1,959,912. These investments are presented on the schedule of investments under the caption “Securities Lending Collateral.”

5. Credit and Market Risk
Some countries in which the Portfolio may invest require governmental approval for the repatriation of investment income, capital or the proceeds of sales of securities by foreign investors. In addition, if there is deterioration in a country’s balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad.

The securities exchanges of certain foreign markets are substantially smaller, less liquid and more volatile than the major securities markets in the United States. Consequently, acquisition and disposition of securities by the Portfolio may be inhibited. In addition, a significant portion of the aggregate market value of equity securities listed on the major securities exchanges in emerging markets is held by a smaller number of investors. This may limit the number of shares available for acquisition or disposition by the Portfolio.

The Portfolio may invest up to 15% of its net assets in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Portfolio from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Portfolio’s Board has delegated to DMC the day-to-day functions of determining whether individual securities are liquid for purposes of the Portfolio’s limitation on investments in illiquid securities. Securities eligible for resale pursuant to Rule 144A, which are determined to be liquid, are not subject to the Portfolio’s 15% limit on investments in illiquid securities. Rule 144A and illiquid securities have been identified on the schedule of investments.

6. Subsequent Events
Management has determined that no material events or transactions occurred subsequent to January 31, 2013 that would require recognition or disclosure in the Portfolio’s schedule of investments.

Schedule of Investments (Unaudited)

Delaware Pooled® Trust – The Focus Smid-Cap Growth Equity Portfolio

January 31, 2013

	Number of
	Shares	Value
Common Stock – 95.54%
Consumer Discretionary – 18.93%
†DineEquity	40,875	$2,994,502
Gentex	72,075	1,378,795
Interval Leisure Group	59,000	1,168,200
†K12	85,000	1,569,100
†Sally Beauty Holdings	76,625	2,033,628
Weight Watchers International	27,875	1,490,476
		10,634,701
Energy – 4.96%
Core Laboratories	21,850	2,788,934
		2,788,934
Financials – 18.64%
†Affiliated Managers Group	22,975	3,306,792
Heartland Payment Systems	76,275	2,422,494
†IntercontinentalExchange	14,475	2,008,406
†MSCI Class A	81,025	2,733,784
		10,471,476
Healthcare – 10.81%
†ABIOMED	82,825	1,155,409
†athenahealth	12,050	1,041,964
Perrigo	12,625	1,268,939
Techne	36,350	2,605,567
		6,071,879
Producer Durables – 13.13%
Expeditors International of Washington	58,425	2,506,433
Graco	53,275	3,047,329
Ritchie Bros Auctioneers	83,225	1,823,460
		7,377,222
Technology – 24.53%
Blackbaud	69,850	1,740,662
†NeuStar Class A	61,000	2,753,540
†Polycom	117,225	1,292,992
†SBA Communications Class A	38,000	2,647,080
†VeriFone Systems	85,825	2,979,844
†VeriSign	54,525	2,366,930
		13,781,048
Utilities – 4.54%
j2 Global	80,250	2,553,555
		2,553,555
Total Common Stock (cost $48,733,722)		53,678,815

	Principal
	Amount
Short-Term Investments – 18.16%
≠Discount Notes – 0.17%
Federal Home Loan Bank
0.12% 4/2/13	$24,627	24,626
0.125 3/6/13	17,417	17,417
0.13% 2/6/13	44,735	44,734
0.135% 2/15/13	9,842	9,842
		96,619

Repurchase Agreements – 17.40%
Bank of America 0.12%, dated 1/31/13, to be
repurchased on 2/1/13, repurchase price $3,516,813
(collateralized by U.S. government obligations 1.25%-2.125%
4/15/14-12/31/15; market value $3,587,137)	3,516,801	3,516,801

BNP Paribas 0.12%, dated 1/31/13, to be
repurchased on 2/1/13, repurchase price $6,257,219
(collateralized by U.S. government obligations 0.25%-4.25%
12/15/13-8/15/21; market value $6,382,343)	6,257,199	6,257,199
		9,774,000
≠U.S. Treasury Obligations – 0.59%
U.S. Treasury Bills
0.04% 3/21/13	190,784	190,774
0.04% 3/28/13	142,001	141,992
		332,766
Total Short-Term Investments (cost $10,203,378)		10,203,385

Total Value of Securities – 113.70%
(cost $58,937,100)		63,882,200
zLiabilities Net of Receivables and Other Assets – (13.70%)		(7,697,944)
Net Assets Applicable to 3,339,379 Shares Outstanding – 100.00%		$56,184,256

†Non income producing security.
≠The rate shown is the effective yield at the time of purchase.
zOf this amount, $10,175,483 represents payable for securities purchased as of January 31, 2013.

Notes

1. Significant Accounting Policies
The following accounting policies are in accordance with U.S. generally accepted accounting principles (U.S. GAAP) and are consistently followed by Delaware Pooled® Trust – The Focus Smid-Cap Growth Equity Portfolio (Portfolio). This report covers the period of time since the Portfolio’s last fiscal year end.

Security Valuation – Equity securities, except those traded on the Nasdaq Stock Market, Inc. (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange (NYSE) on the valuation date. Securities traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If on a particular day an equity security does not trade, then the mean between the bid and ask prices will be used, which approximates fair value. U.S. government and agency securities are valued at the mean between the bid and ask prices, which approximates fair value. Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Portfolio’s Board of Trustees (Board). In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures or suspension of trading in a security. The Portfolio may use fair value pricing more frequently for securities traded primarily in non-U.S. markets because, among other things, most foreign markets close well before the Portfolio values its securities, generally as of 4:00 p.m. Eastern time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading, or news events may have occurred in the interim. To account for this, the Portfolio may frequently value foreign securities using fair value prices based on third-party vendor modeling tools (international fair value pricing).

Federal & Foreign Income Taxes – No provision for federal income taxes has been made as the Portfolio intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to shareholders. The Portfolio evaluates tax positions taken or expected to be taken in the course of preparing the Portfolio’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the “more-likely-than-not” threshold are recorded as a tax benefit or expense in the current year. Management has analyzed the Portfolio’s tax positions taken for all open federal income tax years (October 31, 2009–October 31, 2012), and has concluded that no provision for federal income tax is required in the Portfolio’s financial statements. In regard to foreign taxes only, the Portfolio has open tax years in certain foreign countries it invests in that may date back to the inception date of the Portfolio.

Repurchase Agreements – The Portfolio may purchase certain U.S. government securities subject to the counterparty's agreement to repurchase them at an agreed upon date and price. The counterparty will be required on a daily basis to maintain the value of the collateral subject to the agreement at not less than the repurchase price (including accrued interest). The agreements are conditioned upon the collateral being deposited under the Federal Reserve book-entry system with the Portfolio’s custodian or a third-party sub-custodian. In the event of default or bankruptcy by the other party to the agreement, retention of the collateral may be subject to legal proceedings. All open repurchase agreements as of the date of this report were entered into on January 31, 2013.

Use of Estimates – The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.

Other – Expenses directly attributable to the Portfolio are charged directly to the Portfolio. Other expenses common to various funds within the Delaware Investments® Family of Funds are generally allocated among such funds on the basis of average net assets. Management fees and some other expenses are paid monthly. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Foreign dividends are also recorded on the ex-dividend date or as soon after the ex-dividend date that the Portfolio is aware of such dividends, net of all non-rebatable tax withholdings. Withholding taxes on foreign dividends have been recorded in accordance with the Portfolio’s understanding of the applicable country’s tax rules and rates. The Portfolio declares and pays dividends from net investment income and distributions from net realized gains on investments, if any, annually. Dividends and distributions, if any, are recorded on the ex-dividend date. The Portfolio may distribute income dividends and capital gains more frequently, if necessary for tax purposes.

2. Investments
At January 31, 2013, the cost of investments for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At January 31, 2013, the cost of investments and unrealized appreciation (depreciation) for the Portfolio were as follows:

Cost of investments	$59,527,389
Aggregate unrealized appreciation	$5,301,179
Aggregate unrealized depreciation	(946,368)
Net unrealized appreciation	$4,354,811

For federal income tax purposes, at October 31, 2012, capital loss carryforwards of $383,913 may be carried forward and applied against future capital gains. Capital loss carryforwards will expire in 2017.

On December 22, 2010, the Regulated Investment Company Modernization Act of 2010 (Act) was enacted, which changed various technical rules governing the tax treatment of regulated investment companies. The changes were generally effective for taxable years beginning after the date of enactment. Under the Act, the Portfolio is permitted to carry forward capital losses incurred in taxable years beginning after the date of enactment for an unlimited period. However, any losses incurred during those future taxable years will be required to be utilized prior to the losses incurred in pre-enactment taxable years, which carry an expiration date. As a result of this ordering rule, pre-enactment capital loss carryforwards may be more likely to expire unused. Additionally, post-enactment capital loss carryforwards will retain their character as either short-term or long-term capital losses rather than being considered all short-term as permitted under previous regulation.

U.S. GAAP defines fair value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. The Portfolio’s investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.

Level 1 – inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, exchange-traded options contracts)
Level 2 – other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing, broker-quoted securities, fair valued securities)
Level 3 – inputs are significant unobservable inputs (including the Portfolio's own assumptions used to determine the fair value of investments) (e.g., broker-quoted securities, fair valued securities)

Level 3 investments are valued using significant unobservable inputs. The Portfolio may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may also be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry. The derived value of a Level 3 investment may not represent the value which is received upon disposition and this could impact the results of operations.

The following table summarizes the valuation of the Portfolio’s investments by fair value hierarchy levels as of January 31, 2013:

	Level 1	Level 2	Total
Common Stock	$53,678,815	$-	$53,678,815
Short-Term Investments	-	10,203,385	10,203,385
Total	$53,678,815	$10,203,385	$63,882,200

During the period ended January 31, 2013, there were no transfers between Level 1 investments, Level 2 investments or Level 3 investments that had a significant impact to the Portfolio. The Portfolio’s policy is to recognize transfers between levels at the beginning of the reporting period.

3. Securities Lending
The Portfolio, along with other funds in the Delaware Investments® Family of Funds, may lend its securities pursuant to a security lending agreement (Lending Agreement) with The Bank of New York Mellon (BNY Mellon). At the time a security is loaned, the borrower must post collateral equal to the required percentage of the market value of the loaned security, including any accrued interest. The required percentage is: (i) 102% with respect to U.S. securities and foreign securities that are denominated and payable in U.S. dollars; and (ii) 105% with respect to foreign securities. With respect to each loan, if on any business day the aggregate market value of securities collateral plus cash collateral held is less than the aggregate market value of the securities which are the subject of such loan, the borrower will be notified to provide additional collateral by the end of the following business day which, together with the collateral already held, will be not less than the applicable initial collateral requirements for such security loan. If the aggregate market value of securities collateral and cash collateral held with respect to a security loan exceeds the applicable initial collateral requirement, upon request of the borrower BNY Mellon must return enough collateral to the borrower by the end of the following business day to reduce the value of the remaining collateral to the applicable initial collateral requirement for such security loan. As a result of the foregoing, the value of the collateral held with respect to a loaned security may be temporarily more or less than the value of the security on loan.

Cash collateral received is generally invested in the Delaware Investments Collateral Fund No. 1 (Collective Trust) established by BNY Mellon for the purpose of investment on behalf of funds managed by Delaware Management Company (DMC), a series of Delaware Management Business Trust, that participate in BNY Mellon's securities lending program. The Collective Trust may invest in U.S. government securities and high quality corporate debt, asset-backed and other money market securities and in repurchase agreements collateralized by such securities, provided that the Collective Trust will generally have a dollar-weighted average portfolio maturity of 60 days or less. The Portfolio can also accept U.S. government securities and letters of credit (non-cash collateral) in connection with securities loans. In the event of default or bankruptcy by the lending agent, realization and/or retention of the collateral may be subject to legal proceedings. In the event the borrower fails to return loaned securities and the collateral received is insufficient to cover the value of the loaned securities and provided such collateral shortfall is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Portfolio, or at the discretion of the lending agent, replace the loaned securities. The Portfolio continues to record dividends or interest, as applicable, on the securities loaned and is subject to changes in value of the securities loaned that may occur during the term of the loan. The Portfolio has the right under the Lending Agreement to recover the securities from the borrower on demand. With respect to security loans collateralized by non-cash collateral, the Portfolio receives loan premiums paid by the borrower. With respect to security loans collateralized by cash collateral, the earnings from the collateral investments are shared among the Portfolio, the security lending agent and the borrower. The Portfolio records security lending income net of allocations to the security lending agent and the borrower.

The Collective Trust used for the investment of cash collateral received from borrowers of securities seeks to maintain a net asset value per unit of $1.00, but there can be no assurance that it will always be able to do so. The Fund may incur investment losses as a result of investing securities lending collateral in the Collective Trust. This could occur if an investment in the Collective Trust defaulted or if it were necessary to liquidate assets in the Collective Trust to meet returns on outstanding security loans at a time when the Collective Trust's net asset value per unit was less than $1.00. Under those circumstances, the Portfolio may not receive an amount from the Collective Trust that is equal in amount to the collateral the Portfolio would be required to return to the borrower of the securities and the Portfolio would be required to make up for this shortfall. During the period ended January 31, 2013, the Portfolio had no securities out on loan.

4. Credit and Market Risk
The Portfolio invests a significant portion of its assets in small- and mid-sized companies and may be subject to certain risks associated with ownership of securities of such companies. Investments in small- or mid-sized companies may be more volatile than investments in larger companies for a number of reasons, which include more limited financial resources or a dependence on narrow product lines.

The Portfolio may invest up to 15% of its net assets in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Portfolio from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Portfolio’s Board has delegated to DMC the day-to-day functions of determining whether individual securities are liquid for purposes of the Portfolio’s limitation on investments in illiquid securities. Securities eligible for resale pursuant to Rule 144A, which are determined to be liquid, are not subject to the Portfolio’s 15% limit on investments in illiquid securities. As of January 31, 2013, there were no Rule 144A securities and no securities have been determined to be illiquid under the Portfolio's Liquidity Procedures.

5. Subsequent Events
Management has determined that no material events or transactions occurred subsequent to January 31, 2013 that would require recognition or disclosure in the Portfolio’s schedule of investments.

Schedule of Investments (Unaudited)

Delaware Pooled® Trust – The High-Yield Bond Portfolio

January 31, 2013

	Principal Amount (U.S. $)	Value (U.S. $)
Convertible Bond – 0.24%
ϕArvinMeritor 4.00% exercise price $26.73, expiration date 2/15/27	$371,000	$287,757
Total Convertible Bond (cost $276,054)		287,757

Corporate Bonds – 92.00%
Automobiles – 2.50%
American Axle & Manufacturing
7.75% 11/15/19	328,000	367,360
7.875% 3/1/17	144,000	148,861
ArvinMeritor 8.125% 9/15/15	374,000	394,103
Chrysler Group 8.25% 6/15/21	815,000	908,724
#International Automotive Components Group 144A 9.125% 6/1/18	491,000	473,815
#Jaguar Land Rover Automotive 144A
5.625% 2/1/23	150,000	153,750
8.125% 5/15/21	525,000	591,938
		3,038,551
Banking – 1.51%
Barclays Bank 7.625% 11/21/22	560,000	553,700
#•HBOS Capital Funding 144A 6.071% 6/29/49	974,000	861,990
•Regions Financing Trust ll 6.625% 5/15/47	421,000	424,158
		1,839,848
Basic Industry – 13.32%
AK Steel 7.625% 5/15/20	302,000	275,575
#APERAM 144A 7.75% 4/1/18	220,000	212,300
ArcelorMittal 6.125% 6/1/18	1,159,000	1,238,860
#Cemex Espana Luxembourg 144A 9.25% 5/12/20	418,000	453,530
#Essar Steel Algoma 144A 9.375% 3/15/15	305,000	298,138
#FMG Resources August 2006 144A
6.875% 2/1/18	106,000	110,373
6.875% 4/1/22	484,000	502,755
#HD Supply 144A
7.50% 7/15/20	600,000	594,000
10.50% 1/15/21	140,000	143,500
Headwaters 7.625% 4/1/19	441,000	477,383
Immucor 11.125% 8/15/19	442,000	497,250
#INEOS Group Holdings 144A 8.50% 2/15/16	1,033,000	1,045,912
#Inmet Mining 144A 8.75% 6/1/20	528,000	588,720
Interface 7.625% 12/1/18	331,000	360,790
#JMC Steel Group 144A 8.25% 3/15/18	461,000	493,270
#Kinove German Bondco 144A 9.625% 6/15/18	350,000	383,250
#Longview Fibre Paper & Packaging 144A 8.00% 6/1/16	487,000	515,003
#MacDermid 144A 9.50% 4/15/17	532,000	555,940
#Masonite International 144A 8.25% 4/15/21	642,000	709,409
#Murray Energy 144A 10.25% 10/15/15	438,000	440,190
#New Gold 144A 6.25% 11/15/22	564,000	597,840
Norcraft Finance 10.50% 12/15/15	319,000	331,760
Nortek 8.50% 4/15/21	502,000	571,025
Peabody Energy 6.25% 11/15/21	310,000	325,500
#Perstorp Holding 144A 8.75% 5/15/17	600,000	628,500
Ply Gem Industries 9.375% 4/15/17	278,000	303,020
Rockwood Specialties Group 4.625% 10/15/20	538,000	551,450

#Ryerson 144A
9.00% 10/15/17	357,000	385,114
11.25% 10/15/18	155,000	154,419
#Sappi Papier Holding 144A 8.375% 6/15/19	400,000	453,500
#Taminco Global Chemical 144A 9.75% 3/31/20	865,000	955,824
#TPC Group 144A 8.75% 12/15/20	675,000	683,438
#US Coatings Acquisition 144A 7.375% 5/1/21	345,000	356,644
		16,194,182
Capital Goods – 4.98%
Anixter 10.00% 3/15/14	53,000	57,704
#Ardagh Packaging Finance 144A 7.00% 11/15/20	740,000	747,399
Berry Plastics
9.75% 1/15/21	295,000	347,363
10.25% 3/1/16	268,000	275,370
#Bombardier 144A 6.125% 1/15/23	115,000	117,588
#Consolidated Container 144A 10.125% 7/15/20	531,000	576,135
#Crown Americas 144A 4.50% 1/15/23	55,000	54,450
#GenCorp 144A 7.125% 3/15/21	265,000	275,600
Kratos Defense & Security Solutions 10.00% 6/1/17	461,000	508,253
Mueller Water Products 7.375% 6/1/17	480,000	495,600
Reynolds Group Issuer
5.75% 10/15/20	478,000	489,950
8.25% 2/15/21	100,000	105,250
9.00% 4/15/19	325,000	344,500
9.875% 8/15/19	655,000	717,224
#Sealed Air 144A
8.125% 9/15/19	104,000	118,820
8.375% 9/15/21	372,000	428,730
#Silver II Borrower 144A 7.75% 12/15/20	375,000	394,688
		6,054,624
Consumer Cyclical – 6.73%
Burlington Coat Factory Warehouse 10.00% 2/15/19	564,000	616,170
#CDR DB Sub 144A 7.75% 10/15/20	662,000	663,654
CKE Restaurants 11.375% 7/15/18	332,000	388,440
Dave & Buster's
^#144A 8.91% 2/15/16	697,000	528,849
11.00% 6/1/18	541,000	614,035
DineEquity 9.50% 10/30/18	688,000	786,039
Express 8.75% 3/1/18	270,000	294,300
#Landry's 144A 9.375% 5/1/20	562,000	609,770
Levi Strauss 7.625% 5/15/20	150,000	164,250
Michaels Stores 11.375% 11/1/16	150,000	156,939
#Pantry 144A 8.375% 8/1/20	554,000	595,550
#Party City Holdings 144A 8.875% 8/1/20	593,000	643,405
*Quiksilver 6.875% 4/15/15	153,000	153,383
Rite Aid 9.25% 3/15/20	507,000	566,573
Sealy Mattress 8.25% 6/15/14	521,000	523,610
#Tempur-Pedic International 144A 6.875% 12/15/20	325,000	346,938
#Wok Acquisition 144A 10.25% 6/30/20	494,000	531,668
		8,183,573
Consumer Non-Cyclical – 3.35%
#Alphabet Holding PIK 144A 7.75% 11/1/17	215,000	223,063
Constellation Brands 4.625% 3/1/23	580,000	593,775
Dean Foods 7.00% 6/1/16	304,000	338,960
Del Monte 7.625% 2/15/19	511,000	535,273
#JBS USA 144A 8.25% 2/1/20	486,000	524,880
NBTY 9.00% 10/1/18	586,000	669,504
Scotts Miracle-Gro 6.625% 12/15/20	77,000	85,085
Smithfield Foods 6.625% 8/15/22	252,000	276,570
#Spectrum Brands Escrow 144A
6.375% 11/15/20	113,000	120,486
6.625% 11/15/22	416,000	450,320
Visant 10.00% 10/1/17	278,000	255,760
		4,073,676

Energy – 11.72%
American Petroleum Tankers Parent 10.25% 5/1/15	371,000	387,695
AmeriGas Finance 7.00% 5/20/22	503,000	553,300
AmeriGas Partners 6.50% 5/20/21	9,000	9,675
#Antero Resources Finance 144A 6.00% 12/1/20	425,000	440,406
#Atlas Pipeline Partners 144A 5.875% 8/1/23	155,000	154,806
Calumet Specialty Products Partners 9.375% 5/1/19	748,000	825,605
Chaparral Energy
#144A 7.625% 11/15/22	267,000	287,025
8.25% 9/1/21	592,000	660,080
Chesapeake Energy
6.125% 2/15/21	95,000	102,125
6.625% 8/15/20	480,000	529,200
Comstock Resources 7.75% 4/1/19	284,000	294,650
Copano Energy
7.125% 4/1/21	152,000	175,180
7.75% 6/1/18	288,000	305,640
Crosstex Energy
#144A 7.125% 6/1/22	283,000	297,858
8.875% 2/15/18	323,000	348,436
#Drill Rigs Holdings 144A 6.50% 10/1/17	584,000	585,460
Frontier Oil 6.875% 11/15/18	129,000	139,320
#Halcon Resources 144A 8.875% 5/15/21	639,000	685,328
#Helix Energy Solutions Group 144A 9.50% 1/15/16	87,000	89,610
#Hercules Offshore 144A 10.50% 10/15/17	787,000	857,829
#Hilcorp Energy I 144A 8.00% 2/15/20	451,000	501,738
Holly 9.875% 6/15/17	196,000	212,170
#Holly Energy Partners 144A 6.50% 3/1/20	145,000	155,875
#Key Energy 144A 6.75% 3/1/21	225,000	226,125
Kodiak Oil & Gas
#144A 5.50% 1/15/21	175,000	176,531
8.125% 12/1/19	502,000	562,240
Laredo Petroleum
7.375% 5/1/22	136,000	147,900
9.50% 2/15/19	512,000	581,120
Linn Energy
6.50% 5/15/19	94,000	96,233
8.625% 4/15/20	374,000	414,205
Oasis Petroleum 7.25% 2/1/19	403,000	439,270
Offshore Group Investments 11.50% 8/1/15	224,000	243,600
#PDC Energy 144A 7.75% 10/15/22	400,000	418,000
Pioneer Drilling 9.875% 3/15/18	556,000	606,040
Quicksilver Resources 9.125% 8/15/19	123,000	114,390
Range Resources 5.00% 8/15/22	505,000	532,775
#Samson Investment 144A 9.75% 2/15/20	486,000	519,413
SandRidge Energy
7.50% 3/15/21	116,000	123,540
8.125% 10/15/22	298,000	324,075
8.75% 1/15/20	114,000	124,260
		14,248,728
Financials – 1.99%
E Trade Financial 6.375% 11/15/19	580,000	604,650
#•ILFC E-Capital Trust I 144A 4.54% 12/21/65	350,000	280,000
#•ILFC E-Capital Trust II 144A 6.25% 12/21/65	250,000	219,375
International Lease Finance 5.875% 4/1/19	451,000	489,750
#Nuveen Investments 144A 9.50% 10/15/20	584,000	604,440
#WEX 144A 4.75% 2/1/23	220,000	220,550
		2,418,765
Healthcare – 6.52%
Air Medical Group Holdings 9.25% 11/1/18	446,000	492,830

Alere
#144A 7.25% 7/1/18	295,000	308,275
9.00% 5/15/16	438,000	463,185
#Biomet 144A 6.50% 10/1/20	575,000	586,500
#CDRT Holding PIK 144A 9.25% 10/1/17	284,000	294,650
Community Health Systems
7.125% 7/15/20	333,000	360,056
8.00% 11/15/19	436,000	480,690
HCA 7.50% 2/15/22	140,000	162,050
HCA Holdings 7.75% 5/15/21	155,000	170,113
HealthSouth 7.75% 9/15/22	94,000	103,635
#Hologic 144A 6.25% 8/1/20	535,000	577,800
#Kinetic Concepts 144A
10.50% 11/1/18	423,000	454,725
12.50% 11/1/19	368,000	357,880
#Multiplan 144A 9.875% 9/1/18	684,000	766,080
Radnet Management 10.375% 4/1/18	368,000	381,800
#Sky Growth Acquisition 144A 7.375% 10/15/20	871,000	892,774
#STHI Holding 144A 8.00% 3/15/18	449,000	488,288
#Truven Health Analytics 144A 10.625% 6/1/20	218,000	241,980
#VPI Escrow 144A 6.375% 10/15/20	331,000	345,068
		7,928,379
Insurance – 3.94%
•American International Group 8.175% 5/15/58	712,000	929,160
#Hub International 144A 8.125% 10/15/18	655,000	681,200
*•ING Groep 5.775% 12/29/49	1,170,000	1,123,200
#•Liberty Mutual Group 144A 7.00% 3/15/37	575,000	580,750
#Onex USI Acquisition 144A 7.75% 1/15/21	585,000	576,225
•XL Group 6.50% 12/29/49	925,000	893,781
		4,784,316
Media – 7.96%
AMC Networks 7.75% 7/15/21	302,000	346,545
Cablevision Systems 8.00% 4/15/20	424,000	481,240
CCO Holdings 5.25% 9/30/22	554,000	551,230
#Cequel Communications Escrow I 144A 6.375% 9/15/20	446,000	469,415
Clear Channel Communications 9.00% 3/1/21	1,067,000	997,645
Clear Channel Worldwide Holdings 7.625% 3/15/20	584,000	612,740
#Dish DBS 144A 5.00% 3/15/23	530,000	526,025
Entravision Communications 8.75% 8/1/17	249,000	272,033
#Griffey Intermediate 144A 7.00% 10/15/20	577,000	601,523
MDC Partners 11.00% 11/1/16	615,000	679,575
#Nara Cable Funding 144A 8.875% 12/1/18	500,000	508,500
#Nexstar Broadcasting 144A 6.875% 11/15/20	566,000	592,885
#Nielsen Finance 144A 4.50% 10/1/20	108,000	106,920
#ONO Finance II 144A 10.875% 7/15/19	265,000	268,975
#Sinclair Television Group 144A 6.125% 10/1/22	305,000	327,113
#Univision Communications 144A
6.75% 9/15/22	538,000	564,900
8.50% 5/15/21	1,036,000	1,108,519
#UPC Holding 144A 9.875% 4/15/18	200,000	227,000
#UPCB Finance VI 144A 6.875% 1/15/22	150,000	163,875
Virgin Media Finance 4.875% 2/15/22	270,000	270,675
		9,677,333
Services – 11.33%
#Algeco Scotsman Global Finance 144A
8.50% 10/15/18	280,000	301,000
10.75% 10/15/19	1,260,000	1,304,099
#BC Mountain 144A 7.00% 2/1/21	165,000	169,538
#Beazer Homes USA 144A 7.25% 2/1/23	55,000	55,688
Caesars Entertainment Operating 8.50% 2/15/20	582,000	586,729
#Carlson Wagonlit 144A 6.875% 6/15/19	335,000	356,775
#CEVA Group 144A 8.375% 12/1/17	575,000	590,813
CityCenter Holdings PIK 10.75% 1/15/17	278,000	308,233

Clean Harbors 5.25% 8/1/20	305,000	320,250
#Equinox Holdings 144A 9.50% 2/1/16	400,000	419,000
Geo Group 6.625% 2/15/21	83,000	92,338
#H&E Equipment Services 144A 7.00% 9/1/22	522,000	572,895
Iron Mountain 8.375% 8/15/21	34,000	37,655
Kansas City Southern de Mexico
6.125% 6/15/21	141,000	159,330
8.00% 2/1/18	279,000	308,295
M/I Homes 8.625% 11/15/18	731,000	807,754
#Mattamy Group 144A 6.50% 11/15/20	580,000	587,250
Meritage Homes 7.00% 4/1/22	110,000	121,825
MGM Resorts International
#144A 6.75% 10/1/20	285,000	299,963
7.75% 3/15/22	264,000	289,080
11.375% 3/1/18	954,000	1,192,499
NCL 9.50% 11/15/18	92,000	101,660
PHH
7.375% 9/1/19	296,000	333,740
9.25% 3/1/16	279,000	328,523
Pinnacle Entertainment
7.75% 4/1/22	210,000	225,750
8.75% 5/15/20	36,000	39,240
Seven Seas Cruises 9.125% 5/15/19	500,000	532,500
Standard Pacific 10.75% 9/15/16	181,000	226,024
Swift Services Holdings 10.00% 11/15/18	547,000	620,161
#Taylor Morrison Communities 144A 7.75% 4/15/20	557,000	601,560
#United Air Lines 144A
9.875% 8/1/13	19,000	19,000
12.00% 11/1/13	490,000	490,000
United Rentals North America
6.125% 6/15/23	108,000	116,100
7.625% 4/15/22	141,000	157,920
UR Merger Sub 8.25% 2/1/21	406,000	463,855
West 7.875% 1/15/19	605,000	644,324
		13,781,366
Technology – 6.14%
Aspect Software 10.625% 5/15/17	416,000	410,800
Avaya
9.75% 11/1/15	73,000	69,898
10.125% 11/1/15	570,000	545,775
CDW
8.50% 4/1/19	323,000	359,338
12.535% 10/12/17	267,000	287,025
Fidelity National Information Services 7.875% 7/15/20	49,000	55,676
First Data
#144A 8.25% 1/15/21	560,000	579,600
11.25% 3/31/16	596,000	596,000
#144A 11.25% 1/15/21	400,000	403,000
GXS Worldwide 9.75% 6/15/15	518,000	541,958
iGate 9.00% 5/1/16	474,000	523,178
Infor US 9.375% 4/1/19	668,000	758,179
j2 Global 8.00% 8/1/20	777,000	811,964
#Legend Acquisition Sub 144A 10.75% 8/15/20	445,000	396,050
MagnaChip Semiconductor 10.50% 4/15/18	472,000	529,820
#Viasystems 144A 7.875% 5/1/19	596,000	597,490
		7,465,751
Telecommunications – 8.53%
#Clearwire Communications 144A 12.00% 12/1/15	560,000	607,950
#Columbus International 144A 11.50% 11/20/14	310,000	348,750
Cricket Communications 7.75% 10/15/20	285,000	297,113
#Crown Castle International 144A 5.25% 1/15/23	825,000	869,343

#Digicel Group 144A
8.25% 9/30/20	200,000	224,000
10.50% 4/15/18	415,000	466,875
#DigitalGlobe 144A 5.25% 2/1/21	495,000	495,619
Hughes Satellite Systems 7.625% 6/15/21	499,000	573,850
Intelsat Bermuda
11.25% 2/4/17	858,000	910,552
PIK 11.50% 2/4/17	531,432	563,982
Intelsat Jackson Holdings
#144A 7.25% 10/15/20	236,000	253,700
7.50% 4/1/21	32,000	34,880
Level 3 Communications
#144A 8.875% 6/1/19	233,000	254,261
11.875% 2/1/19	503,000	585,995
#Level 3 Financing 144A 7.00% 6/1/20	272,000	289,340
Satelites Mexicanos 9.50% 5/15/17	257,000	269,850
Sprint Capital 8.75% 3/15/32	301,000	356,685
Sprint Nextel
8.375% 8/15/17	415,000	481,919
9.125% 3/1/17	586,000	691,480
#Wind Acquisition Finance 144A
7.25% 2/15/18	650,000	686,825
11.75% 7/15/17	210,000	226,800
Windstream
7.50% 6/1/22	335,000	364,313
7.50% 4/1/23	10,000	10,750
Zayo Group 10.125% 7/1/20	432,000	504,360
		10,369,192
Utilities – 1.48%
AES
7.375% 7/1/21	538,000	602,560
8.00% 6/1/20	2,000	2,310
Elwood Energy 8.159% 7/5/26	45,888	48,068
GenOn Americas Generation 8.50% 10/1/21	355,000	413,575
GenOn Energy 9.875% 10/15/20	632,000	729,960
		1,796,473
Total Corporate Bonds (cost $106,450,266)		111,854,757

«Senior Secured Loans – 1.80%
@Avis Budget Car Rental 5.375% 1/2/14	555,000	555,000
Brock Holdings III 10.00% 2/15/18	80,000	80,900
Dynegy Power 1st Lien 9.25% 8/5/16	106,509	111,493
Equipower Resources Holdings 10.00% 5/23/19	165,000	169,331
@Monarch Financial Holdings 5.375% 1/27/14	390,000	390,000
Smart & Final 10.50% 11/8/20	610,000	624,487
WideOpenWest Finance 6.25% 7/17/18	258,700	262,208
Total Senior Secured Loans (cost $2,138,288)		2,193,419

	Number of
	Shares
Common Stock – 0.09%
†Alliance HealthCare Services	1,034	6,721
=†Century Communications	60,000	0
†DIRECTV Class A	1,200	61,368
†Flextronics International	3,700	22,977
†GeoEye	450	16,124
NRG Energy	7	168
Total Common Stock (cost $85,690)		107,358

Preferred Stock – 1.60%
Ally Financial
#144A 7.00%	800	780,825
•8.50%	5,000	131,600
Entergy Arkansas 4.90%	10,000	250,000

•GMAC Capital Trust I 8.25%	7,000	186,690
Regions Financial 6.375%	24,000	597,120
Total Preferred Stock (cost $1,746,643)		1,946,235

	Principal Amount (U.S. $)
Short-Term Investments – 2.85%
Repurchase Agreements – 2.85%
Bank of America 0.12%, dated 1/31/13, to be
repurchased on 2/1/13, repurchase price $1,246,033
(collateralized by U.S. government obligations 1.25%-2.125%
4/15/14-12/31/15; market value $1,270,949)	$1,246,029	1,246,029

BNP Paribas 0.12%, dated 1/31/13, to be
repurchased on 2/1/13, repurchase price $2,216,978
(collateralized by U.S. government obligations 0.25%-4.25%
12/15/13-8/15/21; market value $2,261,311)	2,216,971	2,216,971
Total Short-Term Investments (cost $3,463,000)		3,463,000

Total Value of Securities Before Securities Lending Collateral – 98.58%
(cost $114,159,941)		119,852,526

	Number of Shares
**Securities Lending Collateral – 0.02%
Investment Companies
Delaware Investments Collateral Fund No.1	28,407	28,407
@†Mellon GSL Reinvestment Trust II	31,196	0
Total Securities Lending Collateral (cost $59,603)		28,407

Total Value of Securities – 98.60%
(cost $114,219,544)		119,880,933	©
**Obligation to Return Securities Lending Collateral – (0.05%)		(59,603)
Receivables and Other Assets Net of Other Liabilities – 1.45%		1,762,139
Net Assets Applicable to 14,768,505 Shares Outstanding – 100.00%		$121,583,469

ϕStep coupon bond. Coupon increases or decreases periodically based on a predetermined schedule. Stated rate in effect at January 31, 2013.
#Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At January 31, 2013, the aggregate value of Rule 144A securities was $53,881,278, which represented 44.32% of the Fund’s net assets. See Note 4 in "Notes."
•Variable rate security. The rate shown is the rate as of January 31, 2013. Interest rates reset periodically.
^Zero coupon security. The rate shown is the yield at the time of purchase.
*Fully or partially on loan.
«Senior secured loans generally pay interest at rates that are periodically redetermined by reference to a base lending rate plus a premium. These base lending rates are generally: (i) the prime rate offered by one or more United States banks, (ii) the lending rate offered by one or more European banks such as the London Inter-Bank Offered Rate (LIBOR), and (iii) the certificate of deposit rate. Senior secured loans may be subject to restrictions on resale. Stated rate in effect at January 31, 2013.
@Illiquid security. At January 31, 2013, the aggregate value of illiquid securities was $945,000, which represented 0.78% of the Fund’s net assets. See Note 4 in “Notes.”
†Non income producing security.
=Security is being fair valued in accordance with the Fund’s fair valuation policy. At January 31, 2013, the aggregate value of fair valued securities was $0, which represented 0.00% of the Fund’s net assets. See Note 1 in "Notes."
**See Note 3 in "Notes" for additional information on securities lending collateral.
©Includes $57,797 of securities loaned.

PIK – Pay-in-kind

Notes

1. Significant Accounting Policies
The following accounting policies are in accordance with U.S. generally accepted accounting principles (U.S. GAAP) and are consistently followed by Delaware Pooled® Trust - The High-Yield Bond Portfolio (Portfolio). This report covers the period of time since the Portfolio’s last fiscal year end.

Security Valuation – Equity securities, except those traded on the Nasdaq Stock Market, Inc. (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange (NYSE) on the valuation date. Securities traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If on a particular day an equity security does not trade, then the mean between the bid and ask prices will be used, which approximates fair value. Debt securities are valued based upon valuations provided by an independent pricing service or broker and reviewed by management. To the extent current market prices are not available, the pricing service may take into account developments related to the specific security, as well as transactions in comparable securities. U.S. government and agency securities are valued at the mean between the bid and ask prices, which approximates fair value. Valuations for fixed income securities utilize matrix systems, which reflect such factors as security prices, yields, maturities, and ratings, and are supplemented by dealer and exchange quotations. Investment company securities are valued at net asset value per share, as reported by the underlying investment company. Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Portfolio’s Board of Trustees (Board). In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures or suspension of trading in a security. The Portfolio may use fair value pricing more frequently for securities traded primarily in non-U.S. markets because, among other things, most foreign markets close well before the Portfolio values its securities, generally as of 4:00 p.m. Eastern time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading, or news events may have occurred in the interim. To account for this, the Portfolio may frequently value foreign securities using fair value prices based on third-party vendor modeling tools (international fair value pricing).

Federal Income Taxes – No provision for federal income taxes has been made as the Portfolio intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to shareholders. The Portfolio evaluates tax positions taken or expected to be taken in the course of preparing the Portfolio’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. Management has analyzed the Portfolio’s tax positions taken for all open federal income tax years (October 31, 2009–October 31, 2012), and has concluded that no provision for federal income tax is required in the Portfolio’s financial statements.

Repurchase Agreements – The Portfolio may purchase certain U.S. government securities subject to the counterparty’s agreement to repurchase them at an agreed upon date and price. The counterparty will be required on a daily basis to maintain the value of the collateral subject to the agreement at not less than the repurchase price (including accrued interest). The agreements are conditioned upon the collateral being deposited under the Federal Reserve book-entry system with the Portfolio’s custodian or a third party sub-custodian. In the event of default or bankruptcy by the other party to the agreement, retention of the collateral may be subject to legal proceedings. All open repurchase agreements as of the date of this report were entered into on January 31, 2013.

Use of Estimates – The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.

Other – Expenses directly attributable to the Portfolio are charged directly to the Portfolio. Other expenses common to various funds within the Delaware Investments® Family of Funds are generally allocated among such funds on the basis of average net assets. Management fees and some other expenses are paid monthly. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Discounts and premiums on debt securities are amortized to interest income over the lives of the respective securities using the effective interest method. The Portfolio declares and pays dividends from net investment income and distributions from net realized gain on investments, if any, annually. The Portfolio may distribute income dividends and capital gains more frequently, if necessary for tax purposes. Dividends and distributions, if any, are recorded on the ex-dividend date.

2. Investments
At January 31, 2013, the cost of investments for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At January 31, 2013, the cost of investments and unrealized appreciation (depreciation) for the Portfolio were as follows:

Cost of investments	$114,264,051
Aggregate unrealized appreciation	$5,932,904
Aggregate unrealized depreciation	(316,022)
Net unrealized appreciation	$5,616,882

For federal income tax purposes, at October 31, 2012, capital loss carryforwards of $3,195,586 may be carried forward and applied against future capital gains. Capital loss carryforwards will expire as follows: $602,258 expires in 2016 and $2,215,341 expires in 2017.

On December 22, 2010, the Regulated Investment Company Modernization Act of 2010 (Act) was enacted, which changed various technical rules governing the tax treatment of regulated investment companies. The changes were generally effective for taxable years beginning after the date of enactment. Under the Act, the Portfolio is permitted to carry forward capital losses incurred in taxable years beginning after the date of enactment for an unlimited period. However, any losses incurred during those future taxable years will be required to be utilized prior to the losses incurred in pre-enactment taxable years, which carry an expiration date. As a result of this ordering rule, pre-enactment capital loss carryforwards may be more likely to expire unused. Additionally, post-enactment capital loss carryforwards will retain their character as either short-term or long-term capital losses rather than being considered all short-term as permitted under previous regulation. At October 31, 2012, long-term losses of $377,987 will be carried forward under the Act.

U.S. GAAP defines fair value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. The Portfolio’s investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.

Level 1 – inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, exchange-traded options contracts)
Level 2 – other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing, broker-quoted securities, fair valued securities)
Level 3 – inputs are significant unobservable inputs (including the Portfolio’s own assumptions used to determine the fair value of investments) (e.g., broker-quoted securities, fair valued securities)

Level 3 investments are valued using significant unobservable inputs. The Portfolio may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may also be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry. The derived value of a Level 3 investment may not represent the value which is received upon disposition and this could impact the results of operations.

The following table summarizes the valuation of the Portfolio’s investments by fair value hierarchy levels as of January 31, 2013:

	Level 1	Level 2	Level 3	Total
Common Stock	$107,358	$-	$-	$107,358
Corporate Debt	-	114,335,933	-	114,335,933
Other	1,165,410	780,825	-	1,946,235
Short-Term Investments	-	3,463,000	-	3,463,000
Securities Lending Collateral	-	28,407	-	28,407
Total	$1,272,768	$118,608,165	$-	$119,880,933

The securities that have been deemed worthless on the schedule of investments are considered to be Level 3 securities in this table.

During the period ended January 31, 2013, there were no transfers between Level 1 investments, Level 2 investments or Level 3 investments that had a significant impact to the Portfolio. The Portfolio’s policy is to recognize transfers between levels at the beginning of the reporting period.

A reconciliation of Level 3 investments is presented when the Portfolio has a significant amount of Level 3 investments at the beginning, interim or end of the period in relation to net assets. Management has determined not to provide additional disclosure on Level 3 inputs under ASU No. 2011-04 since the Level 3 investments are not considered significant to the Portfolio’s net assets at the end of the period.

3. Securities Lending
The Portfolio, along with other funds in the Delaware Investments® Family of Funds, may lend its securities pursuant to a security lending agreement (Lending Agreement) with The Bank of New York Mellon (BNY Mellon). At the time a security is loaned, the borrower must post collateral equal to the required percentage of the market value of the loaned security, including any accrued interest. The required percentage is: (i) 102% with respect to U.S. securities and foreign securities that are denominated and payable in U.S. dollars; and (ii) 105% with respect to foreign securities. With respect to each loan, if on any business day the aggregate market value of securities collateral plus cash collateral held is less than the aggregate market value of the securities which are the subject of such loan, the borrower will be notified to provide additional collateral by the end of the following business day which, together with the collateral already held, will be not less than the applicable initial collateral requirements for such security loan. If the aggregate market value of securities collateral and cash collateral held with respect to a security loan exceeds the applicable initial collateral requirement, upon request of the borrower BNY Mellon must return enough collateral to the borrower by the end of the following business day to reduce the value of the remaining collateral to the applicable initial collateral requirement for such security loan. As a result of the foregoing, the value of the collateral held with respect to a loaned security may be temporarily more or less than the value of the security on loan.

Cash collateral received is generally invested in the Delaware Investments Collateral Fund No. 1 (Collective Trust) established by BNY Mellon for the purpose of investment on behalf of funds managed by Delaware Management Company (DMC), a series of Delaware Management Business Trust, that participate in BNY Mellon’s securities lending program. The Collective Trust may invest in U.S. government securities and high quality corporate debt, asset-backed and other money market securities and in repurchase agreements collateralized by such securities, provided that the Collective Trust will generally have a dollar-weighted average portfolio maturity of 60 days or less. In October 2008, BNY Mellon transferred certain distressed securities from the previous collateral investment pool into the Mellon GSL Reinvestment Trust II. The Portfolio can also accept U.S. government securities and letters of credit (non-cash collateral) in connection with securities loans. In the event of default or bankruptcy by the lending agent, realization and/or retention of the collateral may be subject to legal proceedings. In the event the borrower fails to return loaned securities and the collateral received is insufficient to cover the value of the loaned securities and provided such collateral shortfall is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Portfolio or, at the discretion of the lending agent, replace the loaned securities. The Portfolio continues to record dividends or interest, as applicable, on the securities loaned and is subject to changes in value of the securities loaned that may occur during the term of the loan. The Portfolio has the right under the Lending Agreement to recover the securities from the borrower on demand. With respect to security loans collateralized by non-cash collateral, the Portfolio receives loan premiums paid by the borrower. With respect to security loans collateralized by cash collateral, the earnings from the collateral investments are shared among the Portfolio, the security lending agent and the borrower. The Portfolio records security lending income net of allocations to the security lending agent and the borrower.

The Collective Trust used for the investment of cash collateral received from borrowers of securities seeks to maintain a net asset value per unit of $1.00, but there can be no assurance that it will always be able to do so. The Portfolio may incur investment losses as a result of investing securities lending collateral in the Collective Trust or another collateral investment pool. This could occur if an investment in a collateral investment pool defaulted or if it were necessary to liquidate assets in the collateral investment pool to meet returns on outstanding security loans at a time when the collateral investment pool’s net asset value per unit was less than $1.00. Under those circumstances, the Portfolio may not receive an amount from the collateral investment pool that is equal in amount to the collateral the Portfolio would be required to return to the borrower of the securities and the Portfolio would be required to make up for this shortfall.

At January 31, 2013, the value of the securities on loan was $57,797, for which cash collateral was received and invested in accordance with the Lending Agreement. At January 31, 2013, the value of invested collateral was $28,407. These investments are presented on the schedule of investments under the caption “Securities Lending Collateral.”

4. Credit and Market Risk
The Portfolio invests in high yield fixed income securities, which are securities rated lower than BBB- by Standard & Poor’s and Baa3 by Moody’s Investors Service, or similarly rated by another nationally recognized statistical rating organization. Investments in these higher yielding securities are generally accompanied by a greater degree of credit risk than higher rated securities. Additionally, lower rated securities may be more susceptible to adverse economic and competitive industry conditions than investment-grade securities.

The Portfolio may invest up to 15% of its net assets in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Portfolio from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Portfolio’s Board has delegated to DMC the day-to-day functions of determining whether individual securities are liquid for purposes of the Portfolio’s limitation on investments in illiquid securities. Securities eligible for resale pursuant to Rule 144A, which are determined to be liquid, are not subject to the Portfolio’s 15% limit on investments in illiquid securities. Rule 144A and illiquid securities have been identified on the schedule of investments.

5. Subsequent Events
Management has determined that no material events or transactions occurred subsequent to January 31, 2013 that would require recognition or disclosure in the Portfolio’s schedule of investments.

Schedule of Investments (Unaudited)

Delaware Pooled® Trust – The International Equity Portfolio

January 31, 2013

	Number of	Value
	Shares	(U.S. $)
ΔCommon Stock – 99.59%
Australia – 5.22%
Amcor	821,604	$7,199,272
AMP	1,806,516	10,025,365
QBE Insurance Group	506,794	6,301,653
		23,526,290
Belgium – 0.00%
✗=†Ageas VVPR Strip	36,617	0
		0
France – 15.97%
Carrefour	303,282	8,640,759
*Cie de Saint-Gobain	246,913	10,183,299
France Telecom	913,358	10,371,724
✗=†GDF Suez VVPR Strip	162,519	0
Sanofi	126,827	12,376,524
†Societe Generale	97,524	4,406,861
Total	245,373	13,305,337
*Vallourec	89,208	4,851,230
*Vinci	153,087	7,801,153
		71,936,887
Germany – 6.15%
Daimler	86,946	5,062,366
Deutsche Telekom	914,029	11,238,290
RWE	302,434	11,378,592
		27,679,248
Israel – 2.49%
Teva Pharmaceutical Industries ADR	294,616	11,192,462
		11,192,462
Italy – 3.87%
ENI	451,950	11,348,203
Intesa Sanpaolo	2,970,296	6,058,560
		17,406,763
Japan – 21.11%
Astellas Pharma	209,800	10,678,684
Canon	394,500	14,515,252
Hoya	241,100	4,653,015
Kao	338,100	9,700,666
Nintendo	26,400	2,574,906
Seven & I Holdings	347,373	10,566,855
Shin-Etsu Chemical	53,600	3,276,190
Takeda Pharmaceutical	254,900	13,099,667
Tokio Marine Holdings	359,152	10,614,924
Tokyo Electron	100,500	4,307,692
Toyota Motor	184,200	8,791,570
Trend Micro	78,100	2,280,959
		95,060,380
Netherlands – 4.27%
Koninklijke Ahold	818,466	12,026,179
Reed Elsevier	464,471	7,218,952
		19,245,131
Singapore – 4.19%
Jardine Matheson Holdings	88,415	5,730,176
Singapore Telecommunications	2,387,602	6,752,268
United Overseas Bank	420,642	6,406,837
		18,889,281
Spain – 6.62%
Banco Santander	521,555	4,376,411
*Iberdrola	2,642,921	14,255,852
Telefonica	769,881	11,165,923
		29,798,186

Switzerland – 7.97%
†ABB	436,585	9,363,959
Novartis	213,113	14,518,192
†Zurich Insurance Group	41,684	11,990,848
		35,872,999
Taiwan – 0.99%
Taiwan Semiconductor Manufacturing ADR	250,232	4,439,116
		4,439,116
United Kingdom – 20.74%
BG Group	396,512	7,043,322
BP	1,413,310	10,462,246
Compass Group	764,099	9,258,618
GlaxoSmithKline	562,728	12,900,894
National Grid	763,411	8,372,473
Royal Dutch Shell Class A	278,151	9,862,506
Tesco	2,410,430	13,621,142
Unilever	313,252	12,753,309
Vodafone Group	3,348,395	9,139,464
		93,413,974
Total Common Stock (cost $424,431,347)		448,460,717

	Principal
	Amount
	(U.S. $)
Short-Term Investments – 0.61%
≠Discount Notes – 0.09%
Federal Home Loan Bank
0.12% 4/2/13	$92,467	92,464
0.125% 3/6/13	183,603	183,600
0.13% 2/6/13	96,494	96,494
0.135% 2/15/13	21,229	21,229
		393,787
Repurchase Agreements – 0.46%
Bank of America 0.12%, dated 1/31/13, to be
repurchased on 2/1/13, repurchase price $742,654
(collateralized by U.S. government obligations 1.25%-2.125%
4/15/14-12/31/15; market value $757,505)	742,652	742,652

BNP Paribas 0.12%, dated 1/31/13, to be
repurchased on 2/1/13, repurchase price $1,321,352
(collateralized by U.S. government obligations 0.25%-4.25%
12/15/13-8/15/21; market value $1,347,775)	1,321,348	1,321,348
		2,064,000
≠U.S. Treasury Obligations – 0.06%
U.S. Treasury Bills
0.04% 3/21/13	69,450	69,446
0.04% 3/28/13	216,343	216,332
		285,778
Total Short-Term Investments (cost $2,743,528)		2,743,565

Total Value of Securities Before Securities Lending Collateral – 100.20%
(cost $427,174,875)		451,204,282

	Number of
	Shares
**Securities Lending Collateral – 0.30%
Investment Companies
Delaware Investments Collateral Fund No.1	1,337,556	1,337,556
@†Mellon GSL Reinvestment Trust II	1,430,950	0
Total Securities Lending Collateral (cost $2,768,506)		1,337,556

Total Value of Securities – 100.50%
(cost $429,943,381)		452,541,838	©
**Obligation to Return Securities Lending Collateral – (0.62%)		(2,768,506)
«Receivables and Other Assets Net of Other Liabilities – 0.12%		524,117
Net Assets Applicable to 33,897,473 Shares Outstanding – 100.00%		$450,297,449

ΔSecurities have been classified by country of origin.
✗Dividend coupon which when presented with the corresponding coupon of the share benefits from a reduced withholding tax of 15% (rather than 25%) on dividends paid.
=Security is being fair valued in accordance with the Portfolio’s fair valuation policy. At January 31, 2013, the aggregate value of fair valued securities was $0, which represented 0.00% of the Portfolio’s net assets. See Note 1 in "Notes."
†Non income producing security.
*Fully or partially on loan.
≠The rate shown is the effective yield at the time of purchase.
**See Note 4 in "Notes” for additional information on securities lending collateral.
@Illiquid security. At January 31, 2013, the aggregate value of illiquid securities was $0, which represented 0.00% of the Portfolio’s net assets. See Note 5 in “Notes.”
©Includes $2,553,863 of securities loaned.
«Includes foreign currency valued at $277,516 with a cost of $550,900.

The following foreign currency exchange contracts were outstanding at January 31, 2013:1

Foreign Currency Exchange Contracts

						Unrealized
	Contracts to		In Exchange		Settlement	Appreciation
Counterparty	Receive (Deliver)		For		Date	(Depreciation)
MNB	AUD	(17,975,500)	USD	18,649,581	4/30/13	$23,152
MNB	GBP	83,548	USD	(131,889)	2/1/13	618
MNB	GBP	214,240	USD	(339,098)	2/4/13	678
						$24,448

The use of foreign currency exchange contracts involves elements of market risk and risks in excess of the amounts disclosed in the financial statements. The foreign currency exchange contracts presented above represent the Portfolio’s total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Portfolio’s net assets.

1See Note 3 in “Notes.”

Summary of Abbreviations:
ADR – American Depositary Receipt
AUD – Australian Dollar
GBP – British Pound Sterling
MNB – Mellon National Bank
USD – United States Dollar
VVPR Strip – Dividend Coupon

Notes

1. Significant Accounting Policies
The following accounting policies are in accordance with U.S. generally accepted accounting principles (U.S. GAAP) and are consistently followed by Delaware Pooled® Trust - The International Equity Portfolio (Portfolio). This report covers the period of time since the Portfolio’s last fiscal year end.

Security Valuation – Equity securities, except those traded on the Nasdaq Stock Market, Inc. (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange (NYSE) on the valuation date. Securities traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If on a particular day an equity security does not trade, then the mean between the bid and ask prices will be used, which approximates fair value. Securities listed on a foreign exchange are normally valued at the last quoted sales price on the valuation date. U.S. government and agency securities are valued at the mean between the bid and ask prices, which approximates fair value. Investment company securities are valued at net asset value per share, as reported by the underlying investment company. Foreign currency exchange contracts and foreign cross currency exchange contracts are valued at the mean between the bid and ask prices, which approximates fair value. Interpolated values are derived when the settlement date of the contract is an interim date for which quotations are not available. Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Portfolio’s Board of Trustees (Board). In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures or suspension of trading in a security. The Portfolio may use fair value pricing more frequently for securities traded primarily in non-U.S. markets because, among other things, most foreign markets close well before the Portfolio values its securities, generally as of 4:00 p.m. Eastern time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading, or news events may have occurred in the interim. To account for this, the Portfolio may frequently value foreign securities using fair value prices based on third-party vendor modeling tools (international fair value pricing).

Federal & Foreign Income Taxes – No provision for federal income taxes has been made as the Portfolio intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to shareholders. The Portfolio evaluates tax positions taken or expected to be taken in the course of preparing the Portfolio’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the “more-likely-than-not” threshold are recorded as a tax benefit or expense in the current year. Management has analyzed the Portfolio’s tax positions taken for all open federal income tax years (October 31, 2009–October 31, 2012), and has concluded that no provision for federal income tax is required in the Portfolio’s financial statements. In regard to foreign taxes only, the Portfolio has open tax years in certain foreign countries it invests in that may date back to the inception date of the Portfolio.

Repurchase Agreements – The Portfolio may purchase certain U.S. government securities subject to the counterparty’s agreement to repurchase them at an agreed upon date and price. The counterparty will be required on a daily basis to maintain the value of the collateral subject to the agreement at not less than the repurchase price (including accrued interest). The agreements are conditioned upon the collateral being deposited under the Federal Reserve book-entry system with the Portfolio’s custodian or a third party sub-custodian. In the event of default or bankruptcy by the other party to the agreement, retention of the collateral may be subject to legal proceedings. All open repurchase agreements as of the date of this report were entered into on January 31, 2013.

Foreign Currency Transactions – Transactions denominated in foreign currencies are recorded at the prevailing exchange rates on the valuation date in accordance with the Portfolio’s prospectus. The value of all assets and liabilities denominated in foreign currencies is translated daily into U.S. dollars at the exchange rate of such currencies against the U.S. dollar. Transaction gains or losses resulting from changes in exchange rates during the reporting period or upon settlement of the foreign currency transaction are reported in operations for the current period. The Portfolio generally does not isolate that portion of realized gains and losses on investments which is due to changes in foreign exchange rates from that which is due to changes in market prices. The changes are included with the net realized and unrealized gain or loss on investments. The Portfolio reports certain foreign currency related transactions as components of realized gains (losses) for financial reporting purposes, whereas such components are treated as ordinary income (loss) for federal income tax purposes.

Use of Estimates – The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.

Other – Expenses directly attributable to the Portfolio are charged directly to the Portfolio. Other expenses common to various funds within the Delaware Investments® Family of Funds are generally allocated among such funds on the basis of average net assets. Management fees and some other expenses are paid monthly. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Foreign dividends are also recorded on the ex-dividend date or as soon after the ex-dividend date that the Portfolio is aware of such dividends, net of all non-rebatable tax withholdings. Withholding taxes on foreign dividends have been recorded in accordance with the Portfolio’s understanding of the applicable country’s tax rules and rates. The Portfolio declares and pays dividends from net investment income and distributions from net realized gain on investments, if any, annually. The Portfolio may distribute income dividends and capital gains more frequently, if necessary for tax purposes. Dividends and distributions, if any, are recorded on the ex-dividend date.

2. Investments
At January 31, 2013, the cost of investments for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At January 31, 2013, the cost of investments and unrealized appreciation (depreciation) for the Portfolio were as follows:

Cost of investments	$435,964,161
Aggregate unrealized appreciation	$77,326,192
Aggregate unrealized depreciation	(60,748,515)
Net unrealized appreciation	$16,577,677

For federal income tax purposes, at October 31, 2012, capital loss carryforwards of $173,821,750 may be carried forward and applied against future capital gains. Capital loss carryforwards will expire as follows: $156,031,998 expires in 2017 and $13,859,481 expires in 2018.

On December 22, 2010, the Regulated Investment Company Modernization Act of 2010 (Act) was enacted, which changed various technical rules governing the tax treatment of regulated investment companies. The changes were generally effective for taxable years beginning after the date of enactment. Under the Act, the Portfolio is permitted to carry forward capital losses incurred in taxable years beginning after the date of enactment for an unlimited period. However, any losses incurred during those future taxable years will be required to be utilized prior to the losses incurred in pre-enactment taxable years, which carry an expiration date. As a result of this ordering rule, pre-enactment capital loss carryforwards may be more likely to expire unused. Additionally, post-enactment capital loss carryforwards will retain their character as either short-term or long-term capital losses rather than being considered all short-term as permitted under previous regulation. At October 31, 2012, short-term losses of $348,917 and long-term losses of $3,581,354 will be carried forward under the Act.

U.S. GAAP defines fair value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. The Portfolio’s investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.

Level 1 – inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, exchange-traded options contracts)
Level 2 – other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing, broker-quoted securities, fair valued securities)
Level 3 – inputs are significant unobservable inputs (including the Portfolio’s own assumptions used to determine the fair value of investments) (e.g., broker-quoted securities, fair valued securities)

Level 3 investments are valued using significant unobservable inputs. The Portfolio may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may also be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry. The derived value of a Level 3 investment may not represent the value which is received upon disposition and this could impact the results of operations.

The following table summarizes the valuation of the Portfolio’s investments by fair value hierarchy levels as of January 31, 2013:

	Level 1	Level 2	Level 3	Total
Common Stock	$448,460,717	$-	$-	$448,460,717
Short-Term Investments	-	2,743,565	-	2,743,565
Securities Lending Collateral	-	1,337,556	-	1,337,556
Total	$448,460,717	$4,081,121	$-	$452,541,838

Foreign Currency Exchange Contracts	$-	$24,448	$-	$24,448

The securities that have been deemed worthless on the schedule of investments are considered to be Level 3 securities in this table.

During the period ended January 31, 2013, there were no transfers between Level 1 investments, Level 2 investments or Level 3 investments that had a significant impact to the Portfolio. The Portfolio’s policy is to recognize transfers between levels at the beginning of the reporting period.

A reconciliation of Level 3 investments is presented when the Portfolio has a significant amount of Level 3 investments at the beginning, interim or end of the period in relation to net assets. Management has determined not to provide additional disclosure on Level 3 inputs under ASU No. 2011-04 since the Level 3 investments are not considered significant to the Portfolio’s net assets at the end of the period.

3. Derivatives
U.S. GAAP requires disclosures that enable investors to understand: 1) how and why an entity uses derivatives; 2) how they are accounted for; and 3) how they affect an entity’s results of operations and financial position.

Foreign Currency Exchange Contracts – The Portfolio may enter into foreign currency exchange contracts and foreign cross currency exchange contracts as a way of managing foreign exchange rate risk. The Portfolio may enter into these contracts to fix the U.S. dollar value of a security that it has agreed to buy or sell for the period between the date the trade was entered into and the date the security is delivered and paid for. The Portfolio may also use these contracts to hedge the U.S. dollar value of securities it already owns that are denominated in foreign currencies. The change in value is recorded as an unrealized gain or loss. When the contract is closed, a realized gain or loss is recorded equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

The use of foreign currency exchange contracts and foreign cross currency exchange contracts does not eliminate fluctuations in the underlying prices of the securities, but does establish a rate of exchange that can be achieved in the future. Although foreign currency exchange contracts and foreign cross currency exchange contracts limit the risk of loss due to an unfavorable change in the value of the hedged currency, they also limit any potential gain that might result should the value of the currency change favorably. In addition, the Portfolio could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts. The Portfolio’s maximum risk of loss from counterparty credit risk is the value of its currency exchanged with the counterparty. The risk is generally mitigated by having a netting arrangement between the Portfolio and the counterparty and by the posting of collateral by the counterparty to the Portfolio to cover the Portfolio’s exposure to the counterparty.

4. Securities Lending
The Portfolio, along with other funds in the Delaware Investments® Family of Funds, may lend its securities pursuant to a security lending agreement (Lending Agreement) with The Bank of New York Mellon (BNY Mellon). At the time a security is loaned, the borrower must post collateral equal to the required percentage of the market value of the loaned security, including any accrued interest. The required percentage is: (i) 102% with respect to U.S. securities and foreign securities that are denominated and payable in U.S. dollars; and (ii) 105% with respect to foreign securities. With respect to each loan, if on any business day the aggregate market value of securities collateral plus cash collateral held is less than the aggregate market value of the securities which are the subject of such loan, the borrower will be notified to provide additional collateral by the end of the following business day which, together with the collateral already held, will be not less than the applicable initial collateral requirements for such security loan. If the aggregate market value of securities collateral and cash collateral held with respect to a security loan exceeds the applicable initial collateral requirement, upon request of the borrower BNY Mellon must return enough collateral to the borrower by the end of the following business day to reduce the value of the remaining collateral to the applicable initial collateral requirement for such security loan. As a result of the foregoing, the value of the collateral held with respect to a loaned security may be temporarily more or less than the value of the security on loan.

Cash collateral received is generally invested in the Delaware Investments Collateral Fund No. 1 (Collective Trust) established by BNY Mellon for the purpose of investment on behalf of funds managed by Delaware Management Company (DMC), a series of Delaware Management Business Trust, that participate in BNY Mellon’s securities lending program. The Collective Trust may invest in U.S. government securities and high quality corporate debt, asset-backed and other money market securities and in repurchase agreements collateralized by such securities, provided that the Collective Trust will generally have a dollar-weighted average portfolio maturity of 60 days or less. In October 2008, BNY Mellon transferred certain distressed securities from the Fund’s previous collateral investment pool into the Mellon GSL Reinvestment Trust II. The Portfolio can also accept U.S. government securities and letters of credit (non-cash collateral) in connection with securities loans. In the event of default or bankruptcy by the lending agent, realization and/or retention of the collateral may be subject to legal proceedings. In the event the borrower fails to return loaned securities and the collateral received is insufficient to cover the value of the loaned securities and provided such collateral shortfall is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Portfolio or, at the discretion of the lending agent, replace the loaned securities. The Portfolio continues to record dividends or interest, as applicable, on the securities loaned and is subject to changes in value of the securities loaned that may occur during the term of the loan. The Portfolio has the right under the Lending Agreement to recover the securities from the borrower on demand. With respect to security loans collateralized by non-cash collateral, the Portfolio receives loan premiums paid by the borrower. With respect to security loans collateralized by cash collateral, the earnings from the collateral investments are shared among the Portfolio, the security lending agent and the borrower. The Portfolio records security lending income net of allocations to the security lending agent and the borrower.

The Collective Trust used for the investment of cash collateral received from borrowers of securities seeks to maintain a net asset value per unit of $1.00, but there can be no assurance that it will always be able to do so. The Portfolio may incur investment losses as a result of investing securities lending collateral in the Collective Trust or another collateral investment pool. This could occur if an investment in a collateral investment pool defaulted or if it were necessary to liquidate assets in the collateral investment pool to meet returns on outstanding security loans at a time when the collateral investment pool’s net asset value per unit was less than $1.00. Under those circumstances, the Portfolio may not receive an amount from the collateral investment pool that is equal in amount to the collateral the Portfolio would be required to return to the borrower of the securities and the Portfolio would be required to make up for this shortfall.

At January 31, 2013, the value of securities on loan was $2,553,863, for which cash collateral was received and invested in accordance with the Lending Agreement. At January 31, 2013, the value of invested collateral was $1,337,556. These investments are presented on the schedule of investments under the caption “Securities Lending Collateral.”

5. Credit and Market Risk
Some countries in which the Portfolio may invest require governmental approval for the repatriation of investment income, capital or the proceeds of sales of securities by foreign investors. In addition, if there is deterioration in a country’s balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad.

The securities exchanges of certain foreign markets are substantially smaller, less liquid, and more volatile than the major securities markets in the United States. Consequently, acquisition and disposition of securities by the Portfolio may be inhibited. In addition, a significant portion of the aggregate market value of equity securities listed on the major securities exchanges in emerging markets is held by a smaller number of investors. This may limit the number of shares available for acquisition or disposition by the Portfolio.

The Portfolio may invest up to 10% of its net assets in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Portfolio from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Portfolio’s Board has delegated to DMC the day-to-day functions of determining whether individual securities are liquid for purposes of the Portfolio’s limitation on investments in illiquid securities. Securities eligible for resale pursuant to Rule 144A, which are determined to be liquid, are not subject to the Portfolio’s 10% limit on investments in illiquid securities. As of January 31, 2013, there were no Rule 144A securities. Illiquid securities have been identified on the schedule of investments.

6. Subsequent Events
Management has determined that no material events or transactions occurred subsequent to January 31, 2013 that would require recognition or disclosure in the Portfolio’s schedule of investments.

Schedule of Investments (Unaudited)

Delaware Pooled® Trust – The Labor Select International Equity Portfolio

January 31, 2013

	Number of	Value
	Shares	(U.S. $)
ΔCommon Stock – 99.42%
Australia – 5.40%
Amcor	1,077,178	$9,438,729
AMP	2,169,808	12,041,476
QBE Insurance Group	631,280	7,849,555
		29,329,760
Belgium – 0.00%
=✗†Ageas VVPR Strip	15,275	0
		0
France – 17.48%
Carrefour	367,399	10,467,506
Cie de Saint-Gobain	297,278	12,260,476
France Telecom	1,108,737	12,590,369
GDF Suez	616,828	12,656,928
=†GDF Suez Strip	101,871	0
Sanofi	176,220	17,196,584
Societe Generale	116,797	5,277,759
Total	164,165	8,901,837
Vallourec	112,025	6,092,044
Vinci	187,575	9,558,625
		95,002,128
Germany – 5.33%
Daimler	103,889	6,048,859
RWE	409,953	15,423,822
†Telefonica Deutschland Holding	877,041	7,527,257
		28,999,938
Israel – 2.47%
Teva Pharmaceutical Industries ADR	353,700	13,437,063
		13,437,063
Italy – 1.61%
Intesa Sanpaolo	4,289,670	8,749,708
		8,749,708
Japan – 20.48%
Astellas Pharma	254,200	12,938,615
Canon	484,100	17,812,000
Hoya	294,400	5,681,658
Kao	415,100	11,909,927
Nintendo	37,000	3,608,769
Seven & I Holdings	544,800	16,572,452
Shin-Etsu Chemical	65,300	3,991,329
Takeda Pharmaceutical	306,800	15,766,880
Tokio Marine Holdings	505,900	14,952,137
Tokyo Electron	123,800	5,306,391
Trend Micro	94,300	2,754,090
		111,294,248
Netherlands – 8.04%
*Koninklijke Ahold	1,097,027	16,119,232
Reed Elsevier	748,382	11,631,585
Royal Dutch Shell Class A	450,430	15,971,068
		43,721,885
Singapore – 4.61%
Singapore Telecommunications	3,985,000	11,269,796
United Overseas Bank	903,705	13,764,415
		25,034,211
Spain – 6.64%
Banco Santander	631,346	5,297,676
*Iberdrola	3,203,708	17,280,724
Telefonica	930,748	13,499,048
		36,077,448
Switzerland – 8.47%
ABB	539,081	11,562,313
Novartis	272,611	18,571,456
Zurich Insurance Group	55,225	15,886,062
		46,019,831

United Kingdom – 18.89%
BG Group	719,152	12,774,441
BP	2,100,888	15,552,148
Compass Group	951,793	11,532,914
GlaxoSmithKline	685,919	15,725,124
National Grid	911,556	9,997,208
Sainsbury (J.)	1,554,404	8,152,697
Unilever	361,881	14,733,123
Vodafone Group	5,207,010	14,212,565
		102,680,220
Total Common Stock (cost $535,943,994)		540,346,440

	Principal
	Amount (U.S. $)
Short-Term Investments – 0.56%
≠Discount Notes – 0.29%
Federal Home Loan Bank
0.12% 4/2/13	$1,327,999	1,327,932
0.125% 3/6/13	159,050	159,048
0.13% 2/6/13	69,136	69,136
0.135% 2/15/13	15,210	15,210
		1,571,326
≠U.S. Treasury Obligations – 0.27%
U.S. Treasury Bill
0.04% 3/21/13	848,942	848,899
0.04% 3/28/13	601,491	601,452
		1,450,351
Total Short-Term Investments (cost $3,021,459)		3,021,677

Total Value of Securities Before Securities Lending Collateral – 99.98%
(cost $538,965,453)		543,368,117

	Number of
	Shares
**Securities Lending Collateral – 0.04%
Investment Companies
Delaware Investments Collateral Fund No.1	195,739	195,739
†@Mellon GSL Reinvestment Trust II	494,977	0
Total Securities Lending Collateral (cost $690,716)		195,739

Total Value of Securities – 100.02%
(cost $539,656,169)		543,563,856	©
**Obligation to Return Securities Lending Collateral – (0.13%)		(690,716)
Receivables and Other Assets Net of Other Liabilities – 0.11%		601,859
Net Assets Applicable to 41,672,092 Shares Outstanding – 100.00%		$543,474,999

ΔSecurities have been classified by country of origin.
✗Dividend coupon which when presented with the corresponding coupon of the share benefits from a reduced withholding tax of 15% (rather than 25%) on dividends paid.
=Security is being fair valued in accordance with the Portfolio’s fair valuation policy. At January 31, 2013, the aggregate value of fair valued securities was $0, which represented 0.00% of the Portfolio’s net assets. See Note 1 in "Notes."
†Non income producing security.
*Fully or partially on loan.
≠The rate shown is the effective yield at the time of purchase.
**See Note 4 in “Notes” for additional information on securities lending collateral.
@Illiquid security. At January 31, 2013, the aggregate value of illiquid securities was $0, which represented 0.00% of the Portfolio’s net assets. See Note 5 in “Notes.”
©Includes $621,373 of securities loaned.

The following foreign currency exchange contracts were outstanding at January 31, 2013:1

Foreign Currency Exchange Contracts

						Unrealized
	Contracts to					Appreciation
Counterparty	Receive (Deliver)		In Exchange For		Settlement Date	(Depreciation)
MNB	AUD	(305,022)	USD	318,479	2/1/13	$318
MNB	AUD	(22,914,500)	USD	23,773,794	4/30/13	29,514
MNB	GBP	91,163	USD	(143,910)	2/1/13	674
MNB	GBP	233,772	USD	(370,014)	2/4/13	740
						$31,246

The use of foreign currency exchange contracts involves elements of market risk and risks in excess of the amount disclosed in the financial statements. The foreign currency exchange contracts presented above represent the Portfolio’s (as defined below) total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Portfolio’s net assets.

1See Note 3 in “Notes.”

Summary of Abbreviations:
ADR – American Depositary Receipt
AUD – Australian Dollar
GBP – British Pound Sterling
MNB – Mellon National Bank
USD – United States Dollar
VVPR Strip – Dividend Coupon

Notes

1. Significant Accounting Policies
The following accounting policies are in accordance with U.S. generally accepted accounting principles (U.S. GAAP) and are consistently followed by Delaware Pooled® Trust – The Labor Select International Equity Portfolio (Portfolio). This report covers the period of time since the Portfolio’s last fiscal year end.

Security Valuation – Equity securities, except those traded on the Nasdaq Stock Market, Inc. (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange (NYSE) on the valuation date. Securities traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If on a particular day an equity security does not trade, then the mean between the bid and ask prices will be used, which approximates fair value. Securities listed on a foreign exchange are normally valued at the last quoted sales price on the valuation date. U.S. government and agency securities are valued at the mean between the bid and ask prices, which approximates fair value. Investment company securities are valued at net asset value per share, as reported by the underlying investment company. Foreign currency exchange contracts are valued at the mean between the bid and ask prices, which approximates fair value. Interpolated values are derived when the settlement date of the contract is an interim date for which quotations are not available. Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Portfolio's Board of Trustees (Board). In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures or suspension of trading in a security. The Portfolio may use fair value pricing more frequently for securities traded primarily in non-U.S. markets because, among other things, most foreign markets close well before the Portfolio values its securities, generally as of 4:00 p.m. Eastern time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading, or news events may have occurred in the interim. To account for this, the Portfolio may frequently value foreign securities using fair value prices based on third-party vendor modeling tools (international fair value pricing).

Federal & Foreign Income Taxes – No provision for federal income taxes has been made as the Portfolio intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to shareholders. The Portfolio evaluates tax positions taken or expected to be taken in the course of preparing the Portfolio's tax returns to determine whether the tax positions are "more-likely-than-not" of being sustained by the applicable tax authority. Tax positions not deemed to meet the “more-likely-than-not” threshold are recorded as a tax benefit or expense in the current year. Management has analyzed the Portfolio’s tax positions taken for all open federal income tax years (October 31, 2009–October 31, 2012), and has concluded that no provision for federal income tax is required in the Portfolio’s financial statements. In regard to foreign taxes only, the Portfolio has open tax years in certain foreign countries it invests in that may date back to the inception date of the Portfolio.

Repurchase Agreements – The Portfolio may purchase certain U.S. government securities subject to the counterparty's agreement to repurchase them at an agreed upon date and price. The counterparty will be required on a daily basis to maintain the value of the collateral subject to the agreement at not less than the repurchase price (including accrued interest). The agreements are conditioned upon the collateral being deposited under the Federal Reserve book-entry system with the Portfolio's custodian or a third party sub-custodian. In the event of default or bankruptcy by the other party to the agreement, retention of the collateral may be subject to legal proceedings. At January 31, 2013, the Portfolio held no investments in repurchase agreements.

Foreign Currency Transactions – Transactions denominated in foreign currencies are recorded at the prevailing exchange rates on the valuation date in accordance with the Portfolio’s prospectus. The value of all assets and liabilities denominated in foreign currencies is translated daily into U.S. dollars at the exchange rate of such currencies against the U.S. dollar. Transaction gains or losses resulting from changes in exchange rates during the reporting period or upon settlement of the foreign currency transaction are reported in operations for the current period. The Portfolio generally does not isolate that portion of realized gains and losses on investments which is due to changes in foreign exchange rates from that which is due to changes in market prices. The changes are included with the net realized and unrealized gain or loss on investments. The Portfolio reports certain foreign currency related transactions as components of realized gains (losses) for financial reporting purposes, whereas such components are treated as ordinary income (loss) for federal income tax purposes.

Use of Estimates – The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.

Other – Expenses directly attributable to the Portfolio are charged directly to the Portfolio. Other expenses common to various funds within the Delaware Investments® Family of Funds are generally allocated among such funds on the basis of average net assets. Management fees and some other expenses are paid monthly. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Foreign dividends are also recorded on the ex-dividend date or as soon after the ex-dividend date that the Portfolio is aware of such dividends, net of all non-rebatable tax withholdings. Withholding taxes on foreign dividends have been recorded in accordance with the Portfolio's understanding of the applicable country’s tax rules and rates. The Portfolio declares and pays dividends from net investment income and distributions from net realized gain on investments, if any, annually. Dividends and distributions, if any, are recorded on the ex-dividend date. The Portfolio may distribute income dividends and capital gains more frequently, if necessary for tax purposes.

2. Investments
At January 31, 2013, the cost of investments for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At January 31, 2013, the cost of investments and unrealized appreciation (depreciation) for the Portfolio were as follows:

Cost of investments	$542,273,421
Aggregate unrealized appreciation	$85,887,772
Aggregate unrealized depreciation	(84,597,337)
Net unrealized appreciation	$1,290,435

For federal income tax purposes, at October 31, 2012, capital loss carryforwards of $93,382,184 may be carried forward and applied against future capital gains. Such capital loss carryforwards will expire as follows: $71,586,349 expires in 2017 and $18,475,802 expires in 2018.

On December 22, 2010, the Regulated Investment Company Modernization Act of 2010 (the Act) was enacted, which changed various technical rules governing the tax treatment of regulated investment companies. The changes were generally effective for taxable years beginning after the date of enactment. Under the Act, the Portfolio are permitted to carry forward capital losses incurred in taxable years beginning after the date of enactment for an unlimited period. However, any losses incurred during those future taxable years will be required to be utilized prior to the losses incurred in pre-enactment taxable years, which carry an expiration date. As a result of this ordering rule, pre-enactment capital loss carryforwards may be more likely to expire unused. Additionally, post-enactment capital loss carryforwards will retain their character as either short-term or long-term capital losses rather than being considered all short-term as permitted under previous regulation. At October 31, 2012, long-term losses of $3,320,033 will be carried forward under the Act.

U.S. GAAP defines fair value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity's own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. The Portfolio’s investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.

Level 1 - inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, exchange-traded options contracts)
Level 2 - other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing, broker-quoted securities, fair valued securities)
Level 3 - inputs are significant unobservable inputs (including the Portfolio's own assumptions used to determine the fair value of investments) (e.g., broker-quoted securities, fair valued securities)

Level 3 investments are valued using significant unobservable inputs. The Portfolio may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may also be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry. The derived value of a Level 3 investment may not represent the value which is received upon disposition and this could impact the results of operations.

The following table summarizes the valuation of the Portfolio’s investments by fair value hierarchy levels as of January 31, 2013:

	Level 1	Level 2	Level 3	Total
Common Stock	$540,346,440	$-	$-	$540,346,440
Short-Term Investments	-	3,021,677	-	3,021,677
Securities Lending Collateral	-	195,739	-	195,739
Total	$540,346,440	$3,217,416	$-	$543,563,856

Foreign Currency Exchange Contracts	$-	$31,246	$-	$31,246

The securities that have been deemed worthless on the schedule of investments are considered to be Level 3 securities in this table.

During the period ended January 31, 2013, there were no transfers between Level 1 investments, Level 2 investments or Level 3 investments that had a significant impact to the Portfolio. The Portfolio’s policy is to recognize transfers between levels at the beginning of the reporting period.

A reconciliation of Level 3 investments is presented when the Portfolio has a significant amount of Level 3 investments at the beginning, interim or end of the period in relation to net assets. Management has determined not to provide additional disclosure on Level 3 inputs under ASU No. 2011-04 since the Level 3 investments are not considered significant to the Portfolio’s net assets at the end of the period.

3. Derivatives
U.S. GAAP requires disclosures that enable investors to understand: 1) how and why an entity uses derivatives; 2) how they are accounted for; and 3) how they affect an entity's results of operations and financial position.

Foreign Currency Exchange Contracts – The Portfolio may enter into foreign currency exchange contracts and foreign cross currency exchange contracts as a way of managing foreign exchange rate risk. The Portfolio may enter into these contracts to fix the U.S. dollar value of a security that it has agreed to buy or sell for the period between the date the trade was entered into and the date the security is delivered and paid for. The Portfolio may also use these contracts to hedge the U.S. dollar value of securities it already owns that are denominated in foreign currencies. The change in value is recorded as an unrealized gain or loss. When the contract is closed, a realized gain or loss is recorded equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

The use of foreign currency exchange contracts and foreign cross currency exchange contracts does not eliminate fluctuations in the underlying prices of the securities, but does establish a rate of exchange that can be achieved in the future. Although foreign currency exchange contracts limit the risk of loss due to an unfavorable change in the value of the hedged currency, they also limit any potential gain that might result should the value of the currency change favorably. In addition, the Portfolio could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts. The Portfolio’s maximum risk of loss from counterparty credit risk is the value of its currency exchanged with the counterparty. The risk is generally mitigated by having a netting arrangement between the Portfolio and the counterparty and by the posting of collateral by the counterparty to the Portfolio to cover the Portfolio’s exposure to the counterparty.

4. Securities Lending
The Portfolio, along with other funds in the Delaware Investments® Family of Funds, may lend its securities pursuant to a security lending agreement (Lending Agreement) with The Bank of New York Mellon (BNY Mellon). At the time a security is loaned, the borrower must post collateral equal to the required percentage of the market value of the loaned security, including any accrued interest. The required percentage is: (i) 102% with respect to U.S. securities and foreign securities that are denominated and payable in U.S. dollars; and (ii) 105% with respect to foreign securities. With respect to each loan, if on any business day the aggregate market value of securities collateral plus cash collateral held is less than the aggregate market value of the securities which are the subject of such loan, the borrower will be notified to provide additional collateral by the end of the following business day which, together with the collateral already held, will be not less than the applicable initial collateral requirements for such security loan. If the aggregate market value of securities collateral and cash collateral held with respect to a security loan exceeds the applicable initial collateral requirement, upon request of the borrower BNY Mellon must return enough collateral to the borrower by the end of the following business day to reduce the value of the remaining collateral to the applicable initial collateral requirement for such security loan. As a result of the foregoing, the value of the collateral held with respect to a loaned security may be temporarily more or less than the value of the security on loan.

Cash collateral received is generally invested in the Delaware Investments Collateral Fund No. 1 (Collective Trust) established by BNY Mellon for the purpose of investment on behalf of funds managed by Delaware Management Company (DMC), a series of Delaware Management Business Trust, that participate in BNY Mellon’s securities lending program. The Collective Trust may invest in U.S. government securities and high quality corporate debt, asset-backed and other money market securities and in repurchase agreements collateralized by such securities, provided that the Collective Trust will generally have a dollar-weighted average portfolio maturity of 60 days or less. In October 2008, BNY Mellon transferred certain distressed securities from the Portfolio’s previous collateral investment pool into the Mellon GSL Reinvestment Trust II. The Portfolio can also accept U.S. government securities and letters of credit (non-cash collateral) in connection with securities loans. In the event of default or bankruptcy by the lending agent, realization and/or retention of the collateral may be subject to legal proceedings. In the event the borrower fails to return loaned securities and the collateral received is insufficient to cover the value of the loaned securities and provided such collateral shortfall is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Portfolio or, at the discretion of the lending agent, replace the loaned securities. The Portfolio continues to record dividends or interest, as applicable, on the securities loaned and is subject to changes in value of the securities loaned that may occur during the term of the loan. The Portfolio has the right under the Lending Agreement to recover the securities from the borrower on demand. With respect to security loans collateralized by non-cash collateral, the Portfolio receives loan premiums paid by the borrower. With respect to security loans collateralized by cash collateral, the earnings from the collateral investments are shared among the Portfolio, the security lending agent and the borrower. The Portfolio records security lending income net of allocations to the security lending agent and the borrower.

At January 31, 2013, the value of securities on loan was $621,373, for which cash collateral was received and invested in accordance with the Lending Agreement. At January 31, 2013, the value of invested collateral was $195,739. These investments are presented on the schedule of investments under the caption “Securities Lending Collateral”.

5. Credit and Market Risk
Some countries in which the Portfolio may invest require governmental approval for the repatriation of investment income, capital or the proceeds of sales of securities by foreign investors. In addition, if there is deterioration in a country’s balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad.

The securities exchanges of certain foreign markets are substantially smaller, less liquid and more volatile than the major securities markets in the United States. Consequently, acquisition and disposition of securities by the Portfolio may be inhibited. In addition, a significant portion of the aggregate market value of equity securities listed on the major securities exchanges in emerging markets is held by a smaller number of investors. This may limit the number of shares available for acquisition or disposition by the Portfolio.

The Portfolio may invest up to 15% of its net assets in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Portfolio from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Portfolio’s Board has delegated to DMC the day-to-day functions of determining whether individual securities are illiquid for purposes of the Portfolio’s limitation on investments in illiquid securities. Securities eligible for resale pursuant to Rule 144A, which are determined to be liquid, are not subject to the Portfolio’s 15% limit on investments in illiquid securities. As of January 31, 2013, there were no Rule 144A securities. Illiquid securities have been identified on the schedule of investments.

6. Subsequent Events
Management has determined that no material events or transactions occurred subsequent to January 31, 2013 that would require recognition or disclosure in the Portfolio’s schedule of investments.

Schedule of Investments (Unaudited)

Delaware Pooled® Trust - The Large-Cap Growth Equity Portfolio

January 31, 2013

	Number of Shares	Value
²Common Stock– 97.76%
Consumer Discretionary – 12.40%
†Liberty Interactive Class A	417,400	$8,873,923
NIKE Class B	88,750	4,796,938
†priceline.com	12,450	8,534,102
†Sally Beauty Holdings	104,550	2,774,757
Staples	319,325	4,304,501
		29,284,221
Consumer Staples – 3.42%
Walgreen	201,850	8,065,926
		8,065,926
Energy – 9.90%
EOG Resources	101,400	12,672,972
Kinder Morgan	285,521	10,695,617
		23,368,589
Financial Services – 18.30%
CME Group	82,775	4,787,706
†IntercontinentalExchange	47,625	6,607,969
MasterCard Class A	22,265	11,542,176
Progressive	340,575	7,659,532
Visa Class A	79,800	12,601,218
		43,198,601
Healthcare – 13.34%
Allergan	106,300	11,162,563
†Celgene	81,200	8,035,552
Novo Nordisk ADR	44,825	8,263,489
Perrigo	40,225	4,043,015
		31,504,619
Materials & Processing – 2.58%
Syngenta ADR	70,800	6,095,172
		6,095,172
Producer Durables – 1.55%
Caterpillar	37,100	3,650,269
		3,650,269
Technology – 36.27%
†Adobe Systems	229,200	8,670,636
Apple	23,185	10,556,362
†BMC Software	213,550	8,873,003
†Crown Castle International	164,475	11,598,777
†Google Class A	11,390	8,607,309
Intuit	143,650	8,960,887
†Polycom	219,275	2,418,603
QUALCOMM	179,925	11,880,447
†Teradata	87,000	5,799,420
†VeriFone Systems	91,600	3,180,352
†VeriSign	117,125	5,084,396
		85,630,192
Total Common Stock (cost $172,265,222)		230,797,589

Warrant– 0.20%
†Kinder Morgan	103,737	462,667
Total Warrant (cost $201,797)		462,667

	Principal Amount
Short-Term Investments – 2.09%
≠Discount Notes – 0.14%
Federal Home Loan Bank
0.12% 4/2/13	$36,824	36,822
0.125% 3/6/13	63,136	63,135
0.13% 2/6/13	192,101	192,102
0.135% 2/15/13	42,262	42,262
		334,321

Repurchase Agreements – 1.66%
Bank of America 0.12%, dated 1/31/13, to be
repurchased on 2/1/13, repurchase price $1,410,827
(collateralized by U.S. government obligations 1.25%-2.125%
4/15/14-12/31/15; market value $1,439,039)	1,410,822	1,410,822

BNP Paribas 0.12%, dated 1/31/13, to be
repurchased on 2/1/13, repurchase price $2,510,186
(collateralized by U.S. government obligations 0.25%-4.25%
12/15/13-8/15/21; market value $2,560,382)	2,510,178	2,510,178
		3,921,000
≠U.S. Treasury Obligations – 0.29%
U.S. Treasury Bills
0.04% 3/21/13	366,353	366,335
0.04% 3/28/13	314,697	314,677
		681,012
Total Short-Term Investments (cost $4,936,316)		4,936,333

	Number of Shares
*Securities Lending Collateral – 0.00%
Investment Companies
@†Mellon GSL Reinvestment Trust II	213,107	0
Total Securities Lending Collateral (cost $213,107)		0

Total Value of Securities – 100.05%
(cost $177,616,442)		236,196,589

**Obligation to Return Securities Lending Collateral – (0.09%)		(213,107)
Receivables and Other Assets Net of Other Liabilities – 0.04%		97,172
Net Assets Applicable to 19,222,370 Shares Outstanding – 100.00%		$236,080,654

²Narrow industries are utilized for compliance purposes for diversification whereas broad sectors are used for financial reporting.
†Non income producing security.
≠The rate shown is the effective yield at the time of purchase.
*See Note 3 in “Notes” for additional information on securities lending collateral.
@Illiquid security. At January 31, 2013, the aggregate value of illiquid securities was $0, which represented 0.00% of the Portfolio’s net assets. See Note 4 in “Notes.”

ADR – American Depositary Receipt

Notes

1. Significant Accounting Policies
The following accounting policies are in accordance with U.S. generally accepted accounting principles (U.S. GAAP) and are consistently followed by Delaware Pooled® Trust – The Large-Cap Growth Equity Portfolio (Portfolio). This report covers the period of time since the Portfolio’s last fiscal year end.

Security Valuation – Equity securities, except those traded on the Nasdaq Stock Market, Inc. (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange (NYSE) on the valuation date. Securities traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If on a particular day an equity security does not trade, then the mean between the bid and ask prices will be used, which approximates fair value. U.S. government and agency securities are valued at the mean between the bid and ask prices, which approximates fair value. Investment company securities are valued at net asset value per share, as reported by the underlying investment company. Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Portfolio’s Board of Trustees (Board). In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures or suspension of trading in a security. The Portfolio may use fair value pricing more frequently for securities traded primarily in non-U.S. markets because, among other things, most foreign markets close well before the Portfolio values its securities, generally as of 4:00 p.m. Eastern time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading, or news events may have occurred in the interim. To account for this, the Portfolio may frequently value foreign securities using fair value prices based on third-party vendor modeling tools (international fair value pricing).

Federal Income Taxes – No provision for federal income taxes has been made as the Portfolio intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to shareholders. The Portfolio evaluates tax positions taken or expected to be taken in the course of preparing the Portfolio's tax returns to determine whether the tax positions are "more-likely-than-not" of being sustained by the applicable tax authority. Tax positions not deemed to meet the “more-likely-than-not” threshold are recorded as a tax benefit or expense in the current year. Management has analyzed the Portfolio’s tax positions taken for all open federal income tax years (October 31, 2009 – October 31, 2012), and has concluded that no provision for federal income tax is required in the Portfolio’s financial statements.

Repurchase Agreements – The Portfolio may purchase certain U.S. government securities subject to the counterparty's agreement to repurchase them at an agreed upon date and price. The counterparty will be required on a daily basis to maintain the value of the collateral subject to the agreement at not less than the repurchase price (including accrued interest). The agreements are conditioned upon the collateral being deposited under the Federal Reserve book-entry system with the Portfolio's custodian or a third party sub-custodian. In the event of default or bankruptcy by the other party to the agreement, retention of the collateral may be subject to legal proceedings. All open repurchase agreements as of the date of this report were entered into on January 31, 2013.

Use of Estimates – The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.

Other – Expenses directly attributable to the Portfolio are charged directly to the Portfolio. Other expenses common to various funds within the Delaware Investments® Family of Funds are generally allocated among such funds on the basis of average net assets. Management fees and some other expenses are paid monthly. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. The Portfolio declares and pays dividends from net investment income and distributions from net realized gain on investments, if any, annually. Dividends and distributions, if any, are recorded on ex-dividend date. The Portfolio may distribute income dividends and capital gains more frequently, if necessary for tax purposes.

2. Investments
At January 31, 2013, the cost of investments for federal income tax purposes has been estimated since the final tax characteristics cannot be determined until fiscal year end. At January 31, 2013, the cost of investments and unrealized appreciation (depreciation) for the Portfolio were as follows:

Cost of investments	$180,646,155
Aggregate unrealized appreciation	$60,403,774
Aggregate unrealized depreciation	(4,853,340)
Net unrealized appreciation	$55,550,434

For federal income tax purposes, at October 31, 2012, capital loss carryforwards of $35,864,998 may be carried forward and applied against future capital gains. Such capital loss carryforwards will expire as follows: $33,672,045 expires in 2017 and $2,192,953 expires in 2018.

On December 22, 2010, the Regulated Investment Company Modernization Act of 2010 (Act) was enacted, which changed various technical rules governing the tax treatment of regulated investment companies. The changes were generally effective for taxable years beginning after the date of enactment. Under the Act, the Portfolio is permitted to carry forward capital losses incurred in taxable years beginning after the date of enactment for an unlimited period. However, any losses incurred during those future taxable years will be required to be utilized prior to the losses incurred in pre-enactment taxable years, which carry an expiration date. As a result of this ordering rule, pre-enactment capital loss carryforwards may be more likely to expire unused. Additionally, post-enactment capital loss carryforwards will retain their character as either short-term or long-term capital losses rather than being considered all short-term as permitted under previous regulation.

U.S. GAAP defines fair value as the price that the portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. The Portfolio’s investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.

Level 1 – inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, exchange-traded options contracts)
Level 2 – other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing, broker-quoted securities, fair valued securities)
Level 3 – inputs are significant unobservable inputs (including the Portfolio’s own assumptions used to determine the fair value of investments) (e.g., broker-quoted securities, fair valued securities)

Level 3 investments are valued using significant unobservable inputs. The Portfolio may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may also be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry. The derived value of a Level 3 investment may not represent the value which is received upon disposition and this could impact the results of operations.

The following table summarizes the valuation of the Portfolio’s investments by fair value hierarchy levels as of January 31, 2013:

	Level 1	Level 2	Level 3	Total
Common Stock	$230,797,589	$-	$-	$230,797,589
Warrant	462,667	-	-	462,667
Short-Term Investments	-	4,936,333	-	4,936,333
Securities Lending Collateral	-	-	-	-
Total	$231,260,256	$4,936,333	$-	$236,196,589

The securities that have been deemed worthless on the schedule of investments are considered to be Level 3 securities in this table.

During the period ended January 31, 2013, there were no transfers between Level 1 investments, Level 2 investments or Level 3 investments that had a material impact to the Portfolio. The Portfolio’s policy is to recognize transfers between levels at the beginning of the reporting period.

A reconciliation of Level 3 investments is presented when the Portfolio has a significant amount of Level 3 investments at the beginning, interim or end of the period in relation to net assets. Management has determined not to provide additional disclosure on Level 3 inputs under ASU No. 2011-04 since the Level 3 investments are not considered significant to the Portfolio’s net assets at the end of the period.

3. Securities Lending
The Portfolio, along with other funds in the Delaware Investments® Family of Funds, may lend its securities pursuant to a security lending agreement (Lending Agreement) with The Bank of New York Mellon (BNY Mellon). At the time a security is loaned, the borrower must post collateral equal to the required percentage of the market value of the loaned security, including any accrued interest. The required percentage is: (i) 102% with respect to U.S. securities and foreign securities that are denominated and payable in U.S. dollars; and (ii) 105% with respect to foreign securities. With respect to each loan, if on any business day the aggregate market value of securities collateral plus cash collateral held is less than the aggregate market value of the securities which are the subject of such loan, the borrower will be notified to provide additional collateral by the end of the following business day which, together with the collateral already held, will be not less than the applicable initial collateral requirements for such security loan. If the aggregate market value of securities collateral and cash collateral held with respect to a security loan exceeds the applicable initial collateral requirement, upon request of the borrower BNY Mellon must return enough collateral to the borrower by the end of the following business day to reduce the value of the remaining collateral to the applicable initial collateral requirement for such security loan. As a result of the foregoing, the value of the collateral held with respect to a loaned security may be temporarily more or less than the value of the security on loan.

Cash collateral received is generally invested in the Delaware Investments Collateral Fund No. 1 (Collective Trust) established by BNY Mellon for the purpose of investment on behalf of funds managed by Delaware Management Company (DMC), a series of Delaware Management Business Trust, that participate in BNY Mellon's securities lending program. The Collective Trust may invest in U.S. government securities and high quality corporate debt, asset-backed and other money market securities and in repurchase agreements collateralized by such securities, provided that the Collective Trust will generally have a dollar-weighted average portfolio maturity of 60 days or less. In October 2008, BNY Mellon transferred certain distressed securities from the Portfolio’s previous collateral investment pool into the Mellon GSL Reinvestment Trust II. The Portfolio can also accept U.S. government securities and letters of credit (non-cash collateral) in connection with securities loans. In the event of default or bankruptcy by the lending agent, realization and/or retention of the collateral may be subject to legal proceedings. In the event the borrower fails to return loaned securities and the collateral received is insufficient to cover the value of the loaned securities and provided such collateral shortfall is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Portfolio or, at the discretion of the lending agent, replace the loaned securities. The Portfolio continues to record dividends or interest, as applicable, on the securities loaned and is subject to changes in value of the securities loaned that may occur during the term of the loan. The Portfolio has the right under the Lending Agreement to recover the securities from the borrower on demand. With respect to security loans collateralized by non-cash collateral, the Portfolio receives loan premiums paid by the borrower. With respect to security loans collateralized by cash collateral, the earnings from the collateral investments are shared among the Portfolio, the security lending agent and the borrower. The Portfolio records security lending income net of allocations to the security lending agent and the borrower.

The Collective Trust used for the investment of cash collateral received from borrowers of securities seeks to maintain a net asset value per unit of $1.00, but there can be no assurance that it will always be able to do so. The Portfolio may incur investment losses as a result of investing securities lending collateral in the Collective Trust or another collateral investment pool. This could occur if an investment in a collateral investment pool defaulted or if it were necessary to liquidate assets in the collateral investment pool to meet returns on outstanding security loans at a time when the collateral investment pool’s net asset value per unit was less than $1.00. Under those circumstances, the Portfolio may not receive an amount from the collateral investment pool that is equal in amount to the collateral the Portfolio would be required to return to the borrower of the securities and the Portfolio would be required to make up for this shortfall. During the period ended January 31, 2013, the Portfolio had no securities out on loan.

4. Credit and Market Risk
The Portfolio may invest up to 15% of its net assets in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Portfolio from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Portfolio's Board has delegated to DMC the day-to-day functions of determining whether individual securities are liquid for purposes of the Portfolio's limitation on investments in illiquid securities. Securities eligible for resale pursuant to Rule 144A, which are determined to be liquid, are not subject to the Portfolio’s 15% limit on investments in illiquid securities. As of January 31, 2013, there were no Rule 144A securities and no securities have been determined to be illiquid under the Portfolio’s Liquidity Procedures.

5. Subsequent Events
Management has determined that no material events or transactions occurred subsequent to January 31, 2013 that would require recognition or disclosure in the Portfolio’s schedule of investments.

Schedule of Investments (Unaudited)

Delaware Pooled® Trust – The Large-Cap Value Equity Portfolio

January 31, 2013

	Number of Shares	Market Value
Common Stock – 96.18%
Consumer Discretionary – 4.86%
Comcast Class A	1,000	$38,080
Johnson Controls	4,900	152,341
Lowe's	9,100	347,529
		537,950
Consumer Staples – 13.44%
Archer-Daniels-Midland	11,500	328,095
CVS Caremark	6,300	322,560
Kraft Foods Group	7,033	325,065
Mondelez International Class A	7,800	216,762
Safeway	15,400	296,450
		1,488,932
Energy – 15.48%
Chevron	2,900	333,935
ConocoPhillips	5,500	319,000
Halliburton	9,000	366,120
Marathon Oil	10,200	342,822
Occidental Petroleum	4,000	353,080
		1,714,957
Financials – 12.02%
Allstate	7,600	333,640
Bank of New York Mellon	12,200	331,352
Marsh & McLennan	9,300	329,964
Travelers	4,300	337,378
		1,332,334
Healthcare – 17.76%
Baxter International	4,900	332,416
Cardinal Health	7,500	328,575
Johnson & Johnson	4,500	332,640
Merck	7,600	328,700
Pfizer	12,211	333,116
Quest Diagnostics	5,400	312,930
		1,968,377
Industrials – 8.53%
Northrop Grumman	4,800	312,192
Raytheon	5,600	295,008
Waste Management	9,300	338,334
		945,534
Information Technology – 11.89%
Cisco Systems	15,500	318,835
Intel	14,900	313,496
Motorola Solutions	5,700	332,823
Xerox	44,000	352,440
		1,317,594
Materials – 3.04%
duPont (E.I.) deNemours	7,100	336,895
		336,895
Telecommunications – 6.12%
AT&T	9,700	337,463
Verizon Communications	7,800	340,158
		677,621
Utilities – 3.04%
Edison International	7,000	337,330
		337,330
Total Common Stock (cost $9,574,922)		10,657,524

	Principal Amount (U.S. $)
Short-Term Investments – 2.52%
≠Discount Notes – 0.45%
Federal Home Loan Bank
0.12% 4/2/13	$14,056	14,055
0.125% 3/6/13	27,093	27,093
0.13% 2/6/13	7,172	7,172
0.135% 2/15/13	1,578	1,578
		49,898
Repurchase Agreements – 1.54%
Bank of America 0.12%, dated 1/31/13, to be
repurchased on 2/1/13, repurchase price $61,528
(collateralized by U.S. government obligations 1.25%-2.125%
4/15/14-12/31/15; market value $62,758)	61,528	61,528

BNP Paribas 0.12%, dated 1/31/13, to be
repurchased on 2/1/13, repurchase price $109,473
(collateralized by U.S. government obligations 0.25%-4.25%
12/15/13-8/15/21; market value $111,662)	109,472	109,472
		171,000
≠U.S. Treasury Obligations – 0.53%
U.S. Treasury Bills
0.04% 3/21/13	34,079	34,078
0.04% 3/28/13	24,184	24,182
		58,260
Total Short-Term Investments (cost $279,153)		279,158

Total Value of Securities – 98.70%
(cost $9,854,075)		10,936,682
Receivables and Other Assets Net of Liabilities – 1.30%		144,549
Net Assets Applicable to 553,352 Shares Outstanding – 100.00%		$11,081,231

≠The rate shown is the effective yield at time of purchase.

Notes

1. Significant Accounting Policies
The following accounting policies are in accordance with U.S. generally accepted accounting principles (U.S. GAAP) and are consistently followed by the Delaware Pooled® Trust – The Large-Cap Value Equity Portfolio (Portfolio). This report covers the period of time since the Portfolio’s last fiscal year end.

Security Valuation – Equity securities, except those traded on the Nasdaq Stock Market, Inc. (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange (NYSE) on the valuation date. Securities traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If on a particular day an equity security does not trade, then the mean between the bid and ask prices will be used, which approximates fair value. U.S. government and agency securities are valued at the mean between the bid and ask prices, which approximates fair value. Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Portfolio’s Board of Trustees (Board). In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures or suspension of trading in a security. The Portfolio may use fair value pricing more frequently for securities traded primarily in non-U.S. markets because, among other things, most foreign markets close well before the Portfolio values its securities, generally as of 4:00 p.m. Eastern time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading, or news events may have occurred in the interim. To account for this, the Portfolio may frequently value foreign securities using fair value prices based on third-party vendor modeling tools (international fair value pricing).

Federal Income Taxes – No provision for federal income taxes has been made as the Portfolio intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to shareholders. The Portfolio evaluates tax positions taken or expected to be taken in the course of preparing the Portfolio's tax returns to determine whether the tax positions are "more-likely-than-not" of being sustained by the applicable tax authority. Tax positions not deemed to meet the “more-likely-than-not” threshold are recorded as a tax benefit or expense in the current year. Management has analyzed the Portfolio’s tax positions taken for all open federal income tax years (October 31, 2009 – October 31, 2012), and has concluded that no provision for federal income tax is required in the Portfolio’s financial statements.

Repurchase Agreements – The Portfolio may purchase certain U.S. government securities subject to the counterparty's agreement to repurchase them at an agreed upon date and price. The counterparty will be required on a daily basis to maintain the value of the collateral subject to the agreement at not less than the repurchase price (including accrued interest). The agreements are conditioned upon the collateral being deposited under the Federal Reserve book-entry system with the Portfolio's custodian or a third party sub-custodian. In the event of default or bankruptcy by the other party to the agreement, retention of the collateral may be subject to legal proceedings. All open repurchase agreements as of the date of this report were entered into on January 31, 2013.

Use of Estimates – The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.

Other – Expenses directly attributable to the Portfolio are charged directly to the Portfolio. Other expenses common to various funds within the Delaware Investments® Family of Funds are generally allocated among such funds on the basis of average net assets. Management fees and some other expenses are paid monthly. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. The Portfolio declares and pays dividends from net investment income and distributions from net realized gain on investments, if any, annually. Dividends and distributions, if any, are recorded on ex-dividend date. The Portfolio may distribute income dividends and capital gains more frequently, if necessary for tax purposes.

2. Investments
At January 31, 2013, the cost of investments for federal income tax purposes has been estimated since the final tax characteristics cannot be determined until fiscal year end. At January 31, 2013, the cost of investments and unrealized appreciation (depreciation) for the Portfolio were as follows:

Cost of investments	$9,954,332
Aggregate unrealized appreciation	$1,139,259
Aggregate unrealized depreciation	(156,909)
Net unrealized appreciation	$982,350

For federal income tax purposes, at October 31, 2012, capital loss carryforwards of $837,891 may be carried forward and applied against future capital gains. Such capital loss carryforwards expire as follows: $86,681 expires in 2016 and $751,210 expires in 2017.

On December 22, 2010, the Regulated Investment Company Modernization Act of 2010 (Act) was enacted, which changed various technical rules governing the tax treatment of regulated investment companies. The changes were generally effective for taxable years beginning after the date of enactment. Under the Act, the Portfolio is permitted to carry forward capital losses incurred in taxable years beginning after the date of enactment for an unlimited period. However, any losses incurred during those future taxable years will be required to be utilized prior to the losses incurred in pre-enactment taxable years, which carry an expiration date. As a result of this ordering rule, pre-enactment capital loss carryforwards may be more likely to expire unused. Additionally, post-enactment capital loss carryforwards will retain their character as either short-term or long-term capital losses rather than being considered all short-term as permitted under previous regulation.

U.S. GAAP defines fair value as the price that the portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. The Portfolio’s investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.

Level 1 – inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, exchange-traded options contracts)
Level 2 – other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing, broker-quoted securities, fair valued securities)
Level 3 – inputs are significant unobservable inputs (including the Portfolio’s own assumptions used to determine the fair value of investments) (e.g., broker-quoted securities, fair valued securities)

Level 3 investments are valued using significant unobservable inputs. The Portfolio may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may also be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry. The derived value of a Level 3 investment may not represent the value which is received upon disposition and this could impact the results of operations.

The following table summarizes the valuation of the Portfolio’s investments by fair value hierarchy levels as of January 31, 2013:

	Level 1	Level 2	Total
Common Stock	$10,657,524	$-	$10,657,524
Short-Term Investments	-	279,158	279,158
Total	$10,657,524	$279,158	$10,936,682

During the period ended January 31, 2013, there were no transfers between Level 1 investments, Level 2 investments or Level 3 investments that had a significant impact to the Portfolio. The Portfolio’s policy is to recognize transfers between levels at the beginning of the reporting period.

3. Securities Lending
The Portfolio, along with other funds in the Delaware Investments® Family of Funds, may lend its securities pursuant to a security lending agreement (Lending Agreement) with The Bank of New York Mellon (BNY Mellon). At the time a security is loaned, the borrower must post collateral equal to the required percentage of the market value of the loaned security, including any accrued interest. The required percentage is: (i) 102% with respect to U.S. securities and foreign securities that are denominated and payable in U.S. dollars; and (ii) 105% with respect to foreign securities. With respect to each loan, if on any business day the aggregate market value of securities collateral plus cash collateral held is less than the aggregate market value of the securities which are the subject of such loan, the borrower will be notified to provide additional collateral by the end of the following business day which, together with the collateral already held, will be not less than the applicable initial collateral requirements for such security loan. If the aggregate market value of securities collateral and cash collateral held with respect to a security loan exceeds the applicable initial collateral requirement, upon request of the borrower BNY Mellon must return enough collateral to the borrower by the end of the following business day to reduce the value of the remaining collateral to the applicable initial collateral requirement for such security loan. As a result of the foregoing, the value of the collateral held with respect to a loaned security may be temporarily more or less than the value of the security on loan.

Cash collateral received is generally invested in the Delaware Investments Collateral Fund No. 1 (Collective Trust) established by BNY Mellon for the purpose of investment on behalf of funds managed by Delaware Management Company (DMC), a series of Delaware Management Business Trust, that participate in BNY Mellon's securities lending program. The Collective Trust may invest in U.S. government securities and high quality corporate debt, asset-backed and other money market securities and in repurchase agreements collateralized by such securities, provided that the Collective Trust will generally have a dollar-weighted average portfolio maturity of 60 days or less. The Portfolio can also accept U.S. government securities and letters of credit (non-cash collateral) in connection with securities loans. In the event of default or bankruptcy by the lending agent, realization and/or retention of the collateral may be subject to legal proceedings. In the event the borrower fails to return loaned securities and the collateral received is insufficient to cover the value of the loaned securities and provided such collateral shortfall is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Portfolio, or at the discretion of the lending agent, replace the loaned securities. The Portfolio continues to record dividends or interest, as applicable, on the securities loaned and is subject to changes in value of the securities loaned that may occur during the term of the loan. The Portfolio has the right under the Lending Agreement to recover the securities from the borrower on demand. With respect to security loans collateralized by non-cash collateral, the Portfolio receives loan premiums paid by the borrower. With respect to security loans collateralized by cash collateral, the earnings from the collateral investments are shared among the Portfolio, the security lending agent and the borrower. The Portfolio records security lending income net of allocations to the security lending agent and the borrower.

The Collective Trust used for the investment of cash collateral received from borrowers of securities seeks to maintain a net asset value per unit of $1.00, but there can be no assurance that it will always be able to do so. The Portfolio may incur investment losses as a result of investing securities lending collateral in the Collective Trust. This could occur if an investment in the Collective Trust defaulted or if it were necessary to liquidate assets in the Collective Trust to meet returns on outstanding security loans at a time when the Collective Trust’s net asset value per unit was less than $1.00. Under those circumstances, the Portfolio may not receive an amount from the Collective Trust that is equal in amount to the collateral the Portfolio would be required to return to the borrower of the securities and the Portfolio would be required to make up for this shortfall. During the period ended January 31, 2013, the Portfolio had no securities out on loan.

4. Credit and Market Risk
The Portfolio may invest up to 15% of its net assets in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Portfolio from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Portfolio's Board has delegated to DMC the day-to-day functions of determining whether individual securities are illiquid for purposes of the Portfolio's limitation on investments in illiquid securities. Securities eligible for resale pursuant to Rule 144A, which are determined to be liquid, are not subject to the Portfolio’s 15% limit on investments in illiquid securities. As of January 31, 2013, there were no Rule 144A securities and no securities have been determined to be illiquid under the Portfolio's Liquidity Procedures.

5. Subsequent Events
Management has determined that no material events or transactions occurred subsequent to January 31, 2013 that would require recognition or disclosure in the Portfolio’s schedule of investments.

Schedule of Investments (Unaudited)

Delaware REIT Fund

January 31, 2013

	Number of
	Shares	Value
Common Stock – 95.69%
Diversified REITs – 5.33%
Lexington Realty Trust	216,861	$2,385,471
Vornado Realty Trust	115,932	9,791,617
		12,177,088
Healthcare REITs – 11.14%
HCP	160,530	7,446,988
Health Care REIT	72,041	4,527,056
Healthcare Realty Trust	140,178	3,571,735
Healthcare Trust of America Class A	163,700	1,753,227
Senior Housing Properties Trust	52,115	1,255,450
Ventas	103,677	6,872,748
		25,427,204
Hotel REITs – 5.95%
Host Hotels & Resorts	362,085	6,079,407
RLJ Lodging Trust	70,600	1,476,246
†Strategic Hotels & Resorts	280,100	2,047,531
Summit Hotel Properties	204,315	1,877,655
†Sunstone Hotel Investors	182,200	2,108,054
		13,588,893
Industrial REITs – 6.63%
DCT Industrial Trust	328,100	2,316,386
†First Industrial Realty Trust	185,800	2,911,486
First Potomac Realty Trust	59,200	811,040
ProLogis	228,066	9,099,833
		15,138,745
Mall REITs – 18.21%
CBL & Associates Properties	157,156	3,377,282
General Growth Properties	322,711	6,299,319
Macerich	46,351	2,768,082
Simon Property Group	168,558	26,999,620
Taubman Centers	26,100	2,127,150
		41,571,453
Manufactured Housing REIT – 0.91%
Equity Lifestyle Properties	28,918	2,070,529
		2,070,529
Multifamily REITs – 16.11%
American Campus Communities	43,300	2,016,481
Apartment Investment & Management	127,000	3,464,560
AvalonBay Communities	50,951	6,612,930
BRE Properties	52,029	2,647,236
Camden Property Trust	86,886	6,029,020
Colonial Properties Trust	125,872	2,757,856
Equity Residential	182,423	10,104,409
Essex Property Trust	20,527	3,156,642
		36,789,134
Office REITs – 10.40%
Boston Properties	96,074	10,114,671
Corporate Office Properties Trust	80,888	2,140,296
Kilroy Realty	82,975	4,140,452
Parkway Properties	66,011	1,045,614
SL Green Realty	78,262	6,290,700
		23,731,733
Office/Industrial REITs – 3.84%
*Digital Realty Trust	36,126	2,453,317
Liberty Property Trust	110,750	4,338,078
PS Business Parks	27,729	1,978,741
		8,770,136
Self-Storage REITS – 5.40%
Extra Space Storage	59,594	2,374,225
Public Storage	64,666	9,954,037
		12,328,262

Shopping Center REITs – 8.57%
DDR	150,775	2,501,357
Federal Realty Investment Trust	24,876	2,633,125
Kimco Realty	255,879	5,314,606
Ramco-Gershenson Properties Trust	147,400	2,228,688
Regency Centers	73,719	3,673,418
Tanger Factory Outlet Centers	90,400	3,201,968
		19,553,162
Single Tenant REIT – 1.42%
*National Retail Properties	101,175	3,239,624
		3,239,624
Specialty REITs – 1.78%
American Tower	35,800	2,726,170
*Rayonier	24,857	1,338,301
		4,064,471
Total Common Stock (cost $192,284,008)		218,450,434

	Principal
	Amount
Short-Term Investments – 3.57%
≠Discount Notes – 0.23%
Federal Home Loan Bank
0.12% 4/2/13	$5,808	5,808
0.13% 2/6/13	433,817	433,817
0.135% 2/15/13	95,440	95,439
		535,064
Repurchase Agreements – 3.12%
Bank of America 0.12%, dated 1/31/13, to be
repurchased on 2/1/13, repurchase price $2,558,991
(collateralized by U.S. government obligations 1.25%-2.125%
4/15/14-12/31/15; market value $2,610,162)	2,558,982	2,558,982

BNP Paribas 0.12%, dated 1/31/13, to be
repurchased on 2/1/13, repurchase price $4,553,033
(collateralized by U.S. government obligations 0.25%-4.25%
12/15/13-8/15/21; market value $4,644,078)	4,553,018	4,553,018
		7,112,000
≠U.S. Treasury Obligations – 0.22%
U.S. Treasury Bills
0.04% 3/21/13	277,504	277,490
0.04% 3/28/13	218,893	218,879
		496,369
Total Short-Term Investments (cost $8,143,420)		8,143,433

Total Value of Securities Before Securities Lending Collateral – 99.26%
(cost $200,427,428)		226,593,867

	Number of
	Shares
**Securities Lending Collateral – 2.60%
Investment Companies
Delaware Investments Collateral Fund No.1	5,938,270	5,938,270
@†Mellon GSL Reinvestment Trust II	580,111	0
Total Securities Lending Collateral (cost $6,518,381)		5,938,270

Total Value of Securities – 101.86%
(cost $206,945,809)		232,532,137	©

**Obligation to Return Securities Lending Collateral – (2.86%)		(6,518,381)
Receivables and Other Assets Net of Other Liabilities – 1.00%		2,276,103
Net Assets Applicable to 16,721,695 Shares Outstanding – 100.00%		$228,289,859

†Non income producing security.
*Fully or partially on loan.
≠The rate shown is the effective yield at time of purchase.
**See Note 3 in "Notes" for additional information on securities lending collateral.
@Illiquid security. At January 31, 2013, the aggregate value of illiquid securities was $0, which represented 0.00% of the Fund's net assets. See Note 4 in "Notes."
©Includes $7,235,817 of securities loaned.

REIT – Real Estate Investment Trust

Notes

1. Significant Accounting Policies
The following accounting policies are in accordance with U.S. generally accepted accounting principles (U.S. GAAP) and are consistently followed by Delaware Pooled® Trust - Delaware REIT Fund (Fund). This report covers the period of time since the Fund’s last fiscal year end.

Security Valuation – Equity securities, except those traded on the Nasdaq Stock Market, Inc. (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange (NYSE) on the valuation date. Securities traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If on a particular day an equity security does not trade, then the mean between the bid and ask prices will be used, which approximates fair value. U.S. government and agency securities are valued at the mean between the bid and ask prices, which approximates fair value. Investment company securities are valued at net asset value per share, as reported by the underlying investment company. Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Fund’s Board of Trustees (Board). In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures or suspension of trading in a security. The Fund may use fair value pricing more frequently for securities traded primarily in non-U.S. markets because, among other things, most foreign markets close well before the Fund values its securities, generally as of 4:00 p.m. Eastern time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading, or news events may have occurred in the interim. To account for this, the Fund may frequently value foreign securities using fair value prices based on third-party vendor modeling tools (international fair value pricing).

Federal Income Taxes – No provision for federal income taxes has been made as the Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to shareholders. The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are "more-likely-than-not" of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. Management has analyzed the Fund’s tax positions taken for all open federal income tax years (October 31, 2009–October 31, 2012), and has concluded that no provision for federal income tax is required in the Fund’s financial statements.

Class Accounting – Investment income, common expenses and realized and unrealized gain (loss) on investments are allocated to the various classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Repurchase Agreements – The Fund may purchase certain U.S. government securities subject to the counterparty's agreement to repurchase them at an agreed upon date and price. The counterparty will be required on a daily basis to maintain the value of the collateral subject to the agreement at not less than the repurchase price (including accrued interest). The agreements are conditioned upon the collateral being deposited under the Federal Reserve book-entry system with the Fund’s custodian or a third-party sub-custodian. In the event of default or bankruptcy by the other party to the agreement, retention of the collateral may be subject to legal proceedings. All open repurchase agreements as of the date of this report were entered into on January 31, 2013.

Use of Estimates – The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.

Other — Expenses directly attributable to the Fund are charged directly to the Fund. Other expenses common to various funds within the Delaware Investments® Family of Funds are generally allocated amongst such funds on the basis of average net assets. Management fees and some other expenses are paid monthly. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Distributions received from investments in Real Estate Investment Trusts (REITs) are recorded as dividend income on the ex-dividend date, subject to reclassification upon notice of the character of such distributions by the issuer. The Fund declares and pays dividends from net investment income and distributions from net realized gain on investments, if any, annually. The Fund may distribute income dividends and capital gains more frequently, if necessary for tax purposes. Dividends and distributions, if any, are recorded on the ex-dividend date.

2. Investments
At January 31, 2013, the cost of investments for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At January 31, 2013, the cost of investments and unrealized appreciation (depreciation) for the Fund were as follows:

Cost of investments	$213,096,702
Aggregate unrealized appreciation	$26,798,645
Aggregate unrealized depreciation	(7,363,210)
Net unrealized appreciation	$19,435,435

For federal income tax purposes, at October 31, 2012, capital loss carryforwards of $11,544,323 may be carried forward and applied against future capital gains. Capital loss carryforwards will expire in 2017.

On December 22, 2010, the Regulated Investment Company Modernization Act of 2010 (Act) was enacted, which changed various technical rules governing the tax treatment of regulated investment companies. The changes were generally effective for taxable years beginning after the date of enactment. Under the Act, the Fund is permitted to carry forward capital losses incurred in taxable years beginning after the date of enactment for an unlimited period. However, any losses incurred during those future taxable years will be required to be utilized prior to the losses incurred in pre-enactment taxable years, which carry an expiration date. As a result of this ordering rule, pre-enactment capital loss carryforwards may be more likely to expire unused. Additionally, post-enactment capital loss carryforwards will retain their character as either short-term or long-term capital losses rather than being considered all short-term as permitted under previous regulation.

U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. The Fund’s investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.

Level 1 – inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, exchange-traded options contracts)
Level 2 – other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing, broker-quoted securities, fair valued securities)
Level 3 – inputs are significant unobservable inputs (including the Fund’s own assumptions used to determine the fair value of investments) (e.g., broker-quoted securities, fair valued securities)

Level 3 investments are valued using significant unobservable inputs. The Fund may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may also be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry. The derived value of a Level 3 investment may not represent the value which is received upon disposition and this could impact the results of operations.

The following table summarizes the valuation of the Fund’s investments by fair value hierarchy levels as of January 31, 2013:

	Level 1	Level 2	Level 3	Total
Common Stock	$218,450,434	$-	$-	$218,450,434
Short-Term Investments	-	8,143,433	-	8,143,433
Securities Lending Collateral	-	5,938,270	-	5,938,270
Total	$218,450,434	$14,081,703	$-	$232,532,137

The securities that have been deemed worthless on the schedule of investments are considered to be Level 3 investments in this table.

During the period ended January 31, 2013, there were no transfers between Level 1 investments, Level 2 investments and Level 3 investments that had a significant impact to the Fund. The Fund’s policy is to recognize transfers between levels at the beginning of the reporting period.

A reconciliation of Level 3 investments is presented when the Fund had a significant amount of Level 3 investments at the beginning, interim or end of the period in relation to net assets. Management has determined not to provide additional disclosure on Level 3 inputs under ASU No. 2011-04 since the Level 3 investments are not considered material to the Fund's net assets at the end of the period.

3. Securities Lending
The Fund, along with other funds in the Delaware Investments® Family of Funds, may lend its securities pursuant to a security lending agreement (Lending Agreement) with The Bank of New York Mellon (BNY Mellon). At the time a security is loaned, the borrower must post collateral equal to the required percentage of the market value of the loaned security, including any accrued interest. The required percentage is: (i) 102% with respect to U.S. securities and foreign securities that are denominated and payable in U.S. dollars; and (ii) 105% with respect to foreign securities. With respect to each loan, if on any business day the aggregate market value of securities collateral plus cash collateral held is less than the aggregate market value of the securities which are the subject of such loan, the borrower will be notified to provide additional collateral by the end of the following business day which, together with the collateral already held, will be not less than the applicable initial collateral requirements for such security loan. If the aggregate market value of securities collateral and cash collateral held with respect to a security loan exceeds the applicable initial collateral requirement, upon request of the borrower BNY Mellon must return enough collateral to the borrower by the end of the following business day to reduce the value of the remaining collateral to the applicable initial collateral requirement for such security loan. As a result of the foregoing, the value of the collateral held with respect to a loaned security may be temporarily more or less than the value of the security on loan.

Cash collateral received is generally invested in the Delaware Investments Collateral Fund No. 1 (Collective Trust) established by BNY Mellon for the purpose of investment on behalf of funds managed by Delaware Management Company (DMC), a series of Delaware Management Business Trust, that participate in BNY Mellon's securities lending program. The Collective Trust may invest in U.S. government securities and high quality corporate debt, asset-backed and other money market securities and in repurchase agreements collateralized by such securities, provided that the Collective Trust will generally have a dollar-weighted average portfolio maturity of 60 days or less. In October 2008, BNY Mellon transferred certain distressed securities from the Fund’s previous collateral investment pool into the Mellon GSL Reinvestment Trust II. The Fund can also accept U.S. government securities and letters of credit (non-cash collateral) in connection with securities loans. In the event of default or bankruptcy by the lending agent, realization and/or retention of the collateral may be subject to legal proceedings. In the event the borrower fails to return loaned securities and the collateral received is insufficient to cover the value of the loaned securities and provided such collateral shortfall is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Fund or, at the discretion of the lending agent, replace the loaned securities. The Fund continues to record dividends or interest, as applicable, on the securities loaned and is subject to changes in value of the securities loaned that may occur during the term of the loan. The Fund has the right under the Lending Agreement to recover the securities from the borrower on demand. With respect to security loans collateralized by non-cash collateral, the Fund receives loan premiums paid by the borrower. With respect to security loans collateralized by cash collateral, the earnings from the collateral investments are shared among the Fund, the security lending agent and the borrower. The Fund records security lending income net of allocations to the security lending agent and the borrower.

The Collective Trust used for the investment of cash collateral received from borrowers of securities seeks to maintain a net asset value per unit of $1.00, but there can be no assurance that it will always be able to do so. The Fund may incur investment losses as a result of investing securities lending collateral in the Collective Trust or another collateral investment pool. This could occur if an investment in a collateral investment pool defaulted or if it were necessary to liquidate assets in the collective investment pool to meet returns on outstanding security loans at a time when the collective investment pool’s net asset value per unit was less than $1.00. Under those circumstances, the Fund may not receive an amount from the collective investment pool that is equal in amount to the collateral the Fund would be required to return to the borrower of the securities and the Fund would be required to make up for this shortfall.

At January 31, 2013, the value of securities on loan was $7,235,817, for which the Fund received collateral, comprised of non-cash collateral valued at $1,017,018, and cash collateral of $6,518,381. At January 31, 2013, the value of invested collateral was $5,938,270. Investments purchased with cash collateral are presented on the schedule of investments under the caption "Securities Lending Collateral."

4. Credit and Market Risk
The Fund concentrates its investments in the real estate industry and is subject to the risks associated with that industry. If the Fund holds real estate directly as a result of defaults or receives rental income directly from real estate holdings, its tax status as a regulated investment company may be jeopardized. The Fund is also affected by interest rate changes, particularly if the REITs it holds use floating rate debt to finance their ongoing operations. Its investments may also tend to fluctuate more in value than a Portfolio that invests in a broader range of industries.

The Fund may invest up to 15% of its net assets in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Fund from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Fund's Board has delegated to DMC the day-to-day functions of determining whether individual securities are liquid for purposes of the Fund's limitation on investments in illiquid securities. Securities eligible for resale pursuant to Rule 144A, which are determined to be liquid, are not subject to the Fund’s 15% limit on investments in illiquid securities. As of January 31, 2013, there were no Rule 144A securities. Illiquid securities have been identified on the schedule of investments.

5. Subsequent Events
Management has determined that no material events or transactions occurred subsequent to January 31, 2013 that would require recognition or disclosure in the Fund’s schedule of investments.

Schedule of Investments (Unaudited)

Delaware Pooled® Trust – The Real Estate Investment Trust Portfolio II

January 31, 2013

	Number of
	Shares	Value
Common Stock – 95.93%
Diversified REITs – 5.37%
Lexington Realty Trust	3,595	$39,545
Vornado Realty Trust	1,925	162,586
		202,131
Healthcare REITs – 11.19%
HCP	2,665	123,629
Health Care REIT	1,195	75,094
Healthcare Realty Trust	2,300	58,604
Healthcare Trust of America Class A	2,695	28,863
Senior Housing Properties Trust	865	20,838
Ventas	1,720	114,019
		421,047
Hotel REITs – 5.91%
Host Hotels & Resorts	5,998	100,706
RLJ Lodging Trust	1,165	24,360
†Strategic Hotels & Resorts	4,390	32,091
Summit Hotel Properties	3,335	30,649
†Sunstone Hotel Investors	3,000	34,710
		222,516
Industrial REITs – 6.62%
DCT Industrial Trust	5,400	38,124
†First Industrial Realty Trust	3,055	47,872
First Potomac Realty Trust	975	13,358
ProLogis	3,755	149,824
		249,178
Mall REITs – 18.25%
CBL & Associates Properties	2,590	55,659
General Growth Properties	5,363	104,686
Macerich	768	45,865
Simon Property Group	2,781	445,461
Taubman Centers	430	35,045
		686,716
Manufactured Housing REIT – 0.90%
Equity Lifestyle Properties	475	34,010
		34,010
Multifamily REITs – 16.19%
American Campus Communities	715	33,298
Apartment Investment & Management	2,145	58,516
AvalonBay Communities	837	108,634
BRE Properties	860	43,757
Camden Property Trust	1,435	99,575
Colonial Properties Trust	2,085	45,682
Equity Residential	3,030	167,831
Essex Property Trust	339	52,131
		609,424
Office REITs – 10.40%
Boston Properties	1,585	166,868
Corporate Office Properties Trust	1,335	35,324
Kilroy Realty	1,365	68,114
Parkway Properties	1,090	17,266
SL Green Realty	1,290	103,690
		391,262
Office/Industrial REITs – 3.85%
Digital Realty Trust	595	40,406
Liberty Property Trust	1,825	71,485
PS Business Parks	460	32,826
		144,717
Self-Storage REITs – 5.40%
Extra Space Storage	990	39,442
Public Storage	1,065	163,935
		203,377

Shopping Center REITs – 8.62%
DDR	2,495	41,392
Federal Realty Investment Trust	413	43,716
Kimco Realty	4,280	88,896
Ramco-Gershenson Properties Trust	2,425	36,666
Regency Centers	1,215	60,543
Tanger Factory Outlet Centers	1,500	53,130
		324,343
Single Tenant REIT – 1.42%
National Retail Properties	1,665	53,313
		53,313
Specialty REITs – 1.81%
American Tower	605	46,071
Rayonier	407	21,913
		67,984
Total Common Stock (cost $3,193,857)		3,610,018

	Principal
	Amount
Short-Term Investments – 3.06%
≠Discount Notes – 0.31%
Federal Home Loan Bank
0.12% 4/2/13	$2,207	2,207
0.125% 3/6/13	605	605
0.13% 2/6/13	7,246	7,247
0.135% 2/15/13	1,594	1,594
		11,653
Repurchase Agreements – 2.47%
Bank of America 0.12%, dated 1/31/13, to be
repurchased on 2/1/13, repurchase price $33,463
(collateralized by U.S. government obligations 1.25%-2.125%
4/15/14-12/31/15; market value $34,132)	33,463	33,463

BNP Paribas 0.12%, dated 1/31/13, to be
repurchased on 2/1/13, repurchase price $59,537
(collateralized by U.S. government obligations 0.25%-4.25%
12/15/13-8/15/21; market value $60,728)	59,537	59,537
		93,000
≠U.S. Treasury Obligations – 0.28%
U.S. Treasury Bills
0.04% 3/21/13	5,781	5,781
0.04% 3/28/13	4,961	4,960
		10,741
Total Short-Term Investments (cost $115,393)		115,394

Total Value of Securities – 98.99%
(cost $3,309,250)		3,725,412
Receivables and Other Assets Net of Liabilities – 1.01%		37,888
Net Assets Applicable to 495,271 Shares Outstanding – 100.00%		$3,763,300

†Non income producing security.
≠The rate shown is the effective yield at the time of purchase.

REIT – Real Estate Investment Trust

Notes

1. Significant Accounting Policies
The following accounting policies are in accordance with U.S. generally accepted accounting principles (U.S. GAAP) and are consistently followed by Delaware Pooled® Trust – The Real Estate Investment Trust Portfolio II (Portfolio). This report covers the period of time since the Portfolio’s last fiscal year end.

Security Valuation – Equity securities, except those traded on the Nasdaq Stock Market, Inc. (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange (NYSE) on the valuation date. Securities traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If on a particular day an equity security does not trade, then the mean between the bid and ask prices will be used, which approximates fair value. U.S. government and agency securities are valued at the mean between the bid and ask prices, which approximates fair value. Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Portfolio’s Board of Trustees (Board). In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures or suspension of trading in a security. The Portfolio may use fair value pricing more frequently for securities traded primarily in non-U.S. markets because, among other things, most foreign markets close well before the Portfolio values its securities, generally as of 4:00 p.m. Eastern time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading, or news events may have occurred in the interim. To account for this, the Portfolio may frequently value foreign securities using fair value prices based on third-party vendor modeling tools (international fair value pricing).

Federal Income Taxes – No provision for federal income taxes has been made as the Portfolio intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to shareholders. The Portfolio evaluates tax positions taken or expected to be taken in the course of preparing the Portfolio's tax returns to determine whether the tax positions are "more-likely-than-not" of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. Management has analyzed the Portfolio’s tax positions taken on all open federal income tax years (October 31, 2009–October 31, 2012), and has concluded that no provision for federal income tax is required in the Portfolio’s financial statements.

Repurchase Agreements – The Portfolio may purchase certain U.S. government securities subject to the counterparty's agreement to repurchase them at an agreed upon date and price. The counterparty will be required on a daily basis to maintain the value of the collateral subject to the agreement at not less than the repurchase price (including accrued interest). The agreements are conditioned upon the collateral being deposited under the Federal Reserve book-entry system with the Portfolio's custodian or a third-party sub-custodian. In the event of default or bankruptcy by the other party to the agreement, retention of the collateral may be subject to legal proceedings. All open repurchase agreements as of the date of this report were entered into on January 31, 2013.

Use of Estimates – The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.

Other – Expenses directly attributable to the Portfolio are charged directly to the Portfolio. Other expenses common to various funds within the Delaware Investments® Family of Funds are generally allocated amongst such funds on the basis of average net assets. Management fees and some other expenses are paid monthly. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Distributions received from investments in Real Estate Investment Trusts (REITs) are recorded as dividend income on the ex-dividend date, subject to reclassification upon notice of the character of such distributions by the issuer. The Portfolio declares and pays dividends from net investment income and distributions from net realized gain on investments, if any, annually. The Portfolio may distribute income dividends and capital gains more frequently, if necessary for tax purposes. Dividends and distributions, if any, are recorded on the ex-dividend date.

2. Investments
At January 31, 2013, the cost of investments for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At January 31, 2013, the cost of investments and unrealized appreciation (depreciation) for the Portfolio were as follows:

Cost of investments	$3,414,685
Aggregate unrealized appreciation	$427,184
Aggregate unrealized depreciation	(116,457)
Net unrealized appreciation	$310,727

For federal income tax purposes, at October 31, 2012, capital loss carryforwards of $2,292,136 may be carried forward and applied against future capital gains. Capital loss carryforwards will expire as follows: $748,336 expires in 2016, $1,521,902 expires in 2017 and $21,898 expires in 2018.

On December 22, 2010, the Regulated Investment Company Modernization Act of 2010 (Act) was enacted, which changed various technical rules governing the tax treatment of regulated investment companies. The changes were generally effective for taxable years beginning after the date of enactment. Under the Act, the Portfolio is permitted to carry forward capital losses incurred in taxable years beginning after the date of enactment for an unlimited period. However, any losses incurred during those future taxable years will be required to be utilized prior to the losses incurred in pre-enactment taxable years, which carry an expiration date. As a result of this ordering rule, pre-enactment capital loss carryforwards may be more likely to expire unused. Additionally, post-enactment capital loss carryforwards will retain their character as either short-term or long-term capital losses rather than being considered all short-term as permitted under previous regulation.

U.S. GAAP defines fair value as the price that the portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. The Portfolio’s investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.

Level 1 – inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, exchange-traded options contracts)
Level 2 – other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing, broker-quoted securities, fair valued securities)
Level 3 – inputs are significant unobservable inputs (including the Portfolio’s own assumptions used to determine the fair value of investments) (e.g., broker-quoted securities, fair valued securities)

Level 3 investments are valued using significant unobservable inputs. The Fund may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may also be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry. The derived value of a Level 3 investment may not represent the value which is received upon disposition and this could impact the results of operations.

The following table summarizes the valuation of the Portfolio’s investments by fair value hierarchy levels as of January 31, 2013:

	Level 1	Level 2	Total
Common Stock	$3,610,018	$-	$3,610,018
Short-Term Investments	-	115,394	115,394
Total	$3,610,018	$115,394	$3,725,412

During the period ended January 31, 2013, there were no transfers between Level 1 investments, Level 2 investments or Level 3 investments that had a significant impact to the Portfolio. The Portfolio’s policy is to recognize transfers between levels at the beginning of the reporting period.

3. Securities Lending
The Portfolio, along with other funds in the Delaware Investments® Family of Funds, may lend its securities pursuant to a security lending agreement (Lending Agreement) with The Bank of New York Mellon (BNY Mellon). At the time a security is loaned, the borrower must post collateral equal to the required percentage of the market value of the loaned security, including any accrued interest. The required percentage is: (i) 102% with respect to U.S. securities and foreign securities that are denominated and payable in U.S. dollars; and (ii) 105% with respect to foreign securities. With respect to each loan, if on any business day the aggregate market value of securities collateral plus cash collateral held is less than the aggregate market value of the securities which are the subject of such loan, the borrower will be notified to provide additional collateral by the end of the following business day which, together with the collateral already held, will be not less than the applicable initial collateral requirements for such security loan. If the aggregate market value of securities collateral and cash collateral held with respect to a security loan exceeds the applicable initial collateral requirement, upon request of the borrower BNY Mellon must return enough collateral to the borrower by the end of the following business day to reduce the value of the remaining collateral to the applicable initial collateral requirement for such security loan. As a result of the foregoing, the value of the collateral held with respect to a loaned security may be temporarily more or less than the value of the security on loan.

Cash collateral received is generally invested in the Delaware Investments Collateral Fund No. 1 (Collective Trust) established by BNY Mellon for the purpose of investment on behalf of funds managed by Delaware Management Company (DMC), a series of Delaware Management Business Trust, that participate in BNY Mellon's securities lending program. The Collective Trust may invest in U.S. government securities and high quality corporate debt, asset-backed and other money market securities and in repurchase agreements collateralized by such securities, provided that the Collective Trust will generally have a dollar-weighted average portfolio maturity of 60 days or less. The Portfolio can also accept U.S. government securities and letters of credit (non-cash collateral) in connection with securities loans. In the event of default or bankruptcy by the lending agent, realization and/or retention of the collateral may be subject to legal proceedings. In the event the borrower fails to return loaned securities and the collateral received is insufficient to cover the value of the loaned securities and provided such collateral shortfall is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Portfolio, or at the discretion of the lending agent, replace the loaned securities. The Portfolio continues to record dividends or interest, as applicable, on the securities loaned and is subject to changes in value of the securities loaned that may occur during the term of the loan. The Portfolio has the right under the Lending Agreement to recover the securities from the borrower on demand. With respect to security loans collateralized by non-cash collateral, the Portfolio receives loan premiums paid by the borrower. With respect to security loans collateralized by cash collateral, the earnings from the collateral investments are shared among the Portfolio, the security lending agent and the borrower. The Portfolio records security lending income net of allocations to the security lending agent and the borrower.

The Collective Trust used for the investment of cash collateral received from borrowers of securities seeks to maintain a net asset value per unit of $1.00, but there can be no assurance that it will always be able to do so. The Portfolio may incur investment losses as a result of investing securities lending collateral in the Collective Trust. This could occur if an investment in the Collective Trust defaulted or if it were necessary to liquidate assets in the Collective Trust to meet returns on outstanding security loans at a time when the Collective Trust’s net asset value per unit was less than $1.00. Under those circumstances, the Portfolio may not receive an amount from the Collective Trust that is equal in amount to the collateral the Portfolio would be required to return to the borrower of the securities and the Portfolio would be required to make up for this shortfall. During the period ended January 31, 2013, the Portfolio had no securities out on loan.

4. Credit and Market Risk
The Portfolio concentrates its investments in the real estate industry and is subject to the risks associated with that industry. If the Portfolio holds real estate directly as a result of defaults or receives rental income directly from real estate holdings, its tax status as a regulated investment company may be jeopardized. The Portfolio is also affected by interest rate changes, particularly if the REITs it holds use floating rate debt to finance their ongoing operations. Its investments may also tend to fluctuate more in value than a portfolio that invests in a broader range of industries.

The Portfolio may invest up to 15% of its net assets in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Portfolio from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Portfolio's Board has delegated to DMC the day-to-day functions of determining whether individual securities are liquid for purposes of the Portfolio's limitation on investments in illiquid securities. Securities eligible for resale pursuant to Rule 144A, which are determined to be liquid, are not subject to the Portfolio’s 15% limit on investments in illiquid securities. As of January 31, 2013, there were no Rule 144A securities and no securities have been determined to be illiquid under the Portfolio's Liquidity Procedures.

5. Subsequent Events
Management has determined that no material events or transactions occurred subsequent to January 31, 2013 that would require recognition or disclosure in the Portfolio’s schedule of investments.

Schedule of Investments (Unaudited)

Delaware Pooled® Trust – The Select 20 Portfolio

January 31, 2013

	Number of Shares	Value
²Common Stock – 89.27%
Consumer Discretionary – 3.29%
†priceline.com	6,950	$4,764,017
		4,764,017
Energy – 9.42%
EOG Resources	57,450	7,180,101
Kinder Morgan	172,950	6,478,707
		13,658,808
Financial Services – 14.69%
†IntercontinentalExchange	42,625	5,914,219
Progressive	272,025	6,117,842
Visa Class A	58,650	9,261,421
		21,293,482
Healthcare – 10.17%
Allergan	92,075	9,668,796
Novo Nordisk ADR	27,525	5,074,234
		14,743,030
Materials & Processing – 4.52%
Syngenta ADR	76,075	6,549,297
		6,549,297
Technology – 43.22%
†Adobe Systems	183,700	6,949,371
Apple	17,100	7,785,801
†BMC Software	146,500	6,087,075
†Crown Castle International	118,950	8,388,354
†Google Class A	9,425	7,122,378
Intuit	103,900	6,481,282
†Polycom	265,825	2,932,050
QUALCOMM	127,175	8,397,365
†VeriFone Systems	244,875	8,502,059
		62,645,735
Utilities – 3.96%
j2 Global	180,675	5,749,079
		5,749,079
Total Common Stock (cost $107,255,580)		129,403,448

	Principal Amount
Short-Term Investments – 10.32%
≠Discount Notes – 0.96%
Federal Home Loan Bank
0.12% 4/2/13	$734,744	734,708
0.125% 3/6/13	389,460	389,456
0.13% 2/6/13	219,755	219,755
0.135% 2/15/13	48,346	48,346
		1,392,265
Repurchase Agreements – 6.69%
Bank of America 0.12%, dated 1/31/13, to be
repurchased on 2/1/13, repurchase price $3,490,907
(collateralized by U.S. government obligations 1.25%-2.125%
4/15/14-12/31/15; market value $3,560,713)	3,490,895	3,490,895

BNP Paribas 0.12%, dated 1/31/13, to be
repurchased on 2/1/13, repurchase price $6,211,126
(collateralized by U.S. government obligations 0.25%-4.25%
12/15/13-8/15/21; market value $6,335,327)	6,211,105	6,211,105
		9,702,000

≠U.S. Treasury Obligations – 2.67%
U.S. Treasury Bills
0.04% 3/21/13	2,237,677	2,237,566
0.04% 3/28/13	1,623,715	1,623,609
		3,861,175
Total Short-Term Investments (cost $14,955,281)		14,955,440

Total Value of Securities – 99.59%
(cost $122,210,861)		144,358,888
Receivables and Other Assets Net of Liabilities – 0.41%		593,570
Net Assets Applicable to 17,053,230 Shares Outstanding – 100.00%		$144,952,458

²Narrow industries are utilized for compliance purposes for diversification whereas broad sectors are used for financial reporting.
†Non income producing security.
≠The rate shown is the effective yield at time of purchase.

ADR – American Depositary Receipt

Notes

1. Significant Accounting Policies
The following accounting policies are in accordance with U.S. generally accepted accounting principles (U.S. GAAP) and are consistently followed by Delaware Pooled® Trust – The Select 20 Portfolio (Portfolio). This report covers the period of time since the Portfolio’s last fiscal year end.

Security Valuation – Equity securities, except those traded on the Nasdaq Stock Market, Inc. (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange (NYSE) on the valuation date. Securities traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If on a particular day an equity security does not trade, then the mean between the bid and ask prices will be used, which approximates fair value. U.S. government and agency securities are valued at the mean between the bid and ask prices, which approximates fair value. Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Portfolio's Board of Trustees (Board). In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures or suspension of trading in a security. The Portfolio may use fair value pricing more frequently for securities traded primarily in non-U.S. markets because, among other things, most foreign markets close well before the Portfolio values its securities, generally as of 4:00 p.m. Eastern time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading, or news events may have occurred in the interim. To account for this, the Portfolio may frequently value foreign securities using fair value prices based on third-party vendor modeling tools (international fair value pricing).

Federal Income Taxes – No provision for federal income taxes has been made as the Portfolio intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to shareholders. The Portfolio evaluates tax positions taken or expected to be taken in the course of preparing the Portfolio's tax returns to determine whether the tax positions are "more-likely-than-not" of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. Management has analyzed the Portfolio’s tax positions taken on federal income tax returns for all open tax years (October 31, 2009 – October 31, 2012), and has concluded that no provision for federal income tax is required in the Portfolio’s financial statements.

Repurchase Agreements – The Portfolio may purchase certain U.S. government securities subject to the counterparty's agreement to repurchase them at an agreed upon date and price. The counterparty will be required on a daily basis to maintain the value of the collateral subject to the agreement at not less than the repurchase price (including accrued interest). The agreements are conditioned upon the collateral being deposited under the Federal Reserve book-entry system with the Portfolio's custodian or a third-party sub-custodian. In the event of default or bankruptcy by the other party to the agreement, retention of the collateral may be subject to legal proceedings. All open repurchase agreements as of the date of this report were entered into on January 31, 2013.

Use of Estimates – The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.

Other – Expenses directly attributable to Portfolio are charged directly to the Portfolio. Other expenses common to various funds within the Delaware Investments® Family of Funds are generally allocated among such funds on the basis of average net assets. Management fees and some other expenses are paid monthly. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. The Portfolio declares and pays dividends from net investment income and distributions from net realized gain on investments, if any, annually. The Portfolio may distribute income dividends and capital gains more frequently, if necessary for tax purposes. Dividends and distributions, if any, are recorded on the ex-dividend date.

2. Investments
At January 31, 2013, the cost of investments for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At January 31, 2013, the cost of investments and unrealized appreciation (depreciation) for the Portfolio were as follows:

Cost of investments	$123,316,904
Aggregate unrealized appreciation	$23,239,098
Aggregate unrealized depreciation	(2,197,114)
Net unrealized appreciation	$21,041,984

For federal income tax purposes, at October 31, 2012, capital loss carryforwards of $1,693,606 may be carried forward and applied against future capital gains. Capital loss carryforwards will expire as follows: $1,693,606 expires in 2017.

On December 22, 2010, the Regulated Investment Company Modernization Act of 2010 (Act) was enacted, which changed various technical rules governing the tax treatment of regulated investment companies. The changes were generally effective for taxable years beginning after the date of enactment. Under the Act, the Portfolio is permitted to carry forward capital losses incurred in taxable years beginning after the date of enactment for an unlimited period. However, any losses incurred during those future taxable years will be required to be utilized prior to the losses incurred in pre-enactment taxable years, which carry an expiration date. As a result of this ordering rule, pre-enactment capital loss carryforwards may be more likely to expire unused. Additionally, post-enactment capital loss carryforwards will retain their character as either short-term or long-term capital losses rather than being considered all short-term as permitted under previous regulation.

U.S. GAAP defines fair value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity's own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. The Portfolio’s investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.

Level 1 - inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, exchange-traded options contracts)
Level 2 - other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing, broker-quoted securities, fair valued securities)
Level 3 - inputs are significant unobservable inputs (including the Portfolio's own assumptions used to determine the fair value of investments) (e.g., broker-quoted securities, fair valued securities)

Level 3 investments are valued using significant unobservable inputs. The Portfolio may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may also be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry. The derived value of a Level 3 investment may not represent the value which is received upon disposition and this could impact the results of operations.

The following table summarizes the valuation of the Portfolio’s investments by fair value hierarchy levels as of January 31, 2012:

	Level 1	Level 2	Total
Common Stock	$129,403,448	$-	$129,403,448
Short-Term Investments	-	14,955,440	14,955,440
Total	$129,403,448	$14,955,440	$144,358,888

During the period ended January 31, 2013, there were no transfers between Level 1 investments, Level 2 investments or Level 3 investments that had a significant impact to the Portfolio. The Portfolio’s policy is to recognize transfers between levels at the beginning of the reporting period.

3. Securities Lending
The Portfolio, along with other funds in the Delaware Investments® Family of Funds, may lend its securities pursuant to a security lending agreement (Lending Agreement) with The Bank of New York Mellon (BNY Mellon). At the time a security is loaned, the borrower must post collateral equal to the required percentage of the market value of the loaned security, including any accrued interest. The required percentage is: (i) 102% with respect to U.S. securities and foreign securities that are denominated and payable in U.S. dollars; and (ii) 105% with respect to foreign securities. With respect to each loan, if on any business day the aggregate market value of securities collateral plus cash collateral held is less than the aggregate market value of the securities which are the subject of such loan, the borrower will be notified to provide additional collateral by the end of the following business day which, together with the collateral already held, will be not less than the applicable initial collateral requirements for such security loan. If the aggregate market value of securities collateral and cash collateral held with respect to a security loan exceeds the applicable initial collateral requirement, upon request of the borrower BNY Mellon must return enough collateral to the borrower by the end of the following business day to reduce the value of the remaining collateral to the applicable initial collateral requirement for such security loan. As a result of the foregoing, the value of the collateral held with respect to a loaned security may be temporarily more or less than the value of the security on loan.

Cash collateral received is generally invested in the Delaware Investments Collateral Fund No. 1 (Collective Trust) established by BNY Mellon for the purpose of investment on behalf of funds managed by Delaware Management Company (DMC), a series of Delaware Management Business Trust, that participate in BNY Mellon's securities lending program. The Collective Trust may invest in U.S. government securities and high quality corporate debt, asset-backed and other money market securities and in repurchase agreements collateralized by such securities, provided that the Collective Trust will generally have a dollar-weighted average portfolio maturity of 60 days or less. The Portfolio can also accept U.S. government securities and letters of credit (non-cash collateral) in connection with securities loans. In the event of default or bankruptcy by the lending agent, realization and/or retention of the collateral may be subject to legal proceedings. In the event the borrower fails to return loaned securities and the collateral received is insufficient to cover the value of the loaned securities and provided such collateral shortfall is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Portfolio or, at the discretion of the lending agent, replace the loaned securities. The Portfolio continues to record dividends or interest, as applicable, on the securities loaned and is subject to changes in value of the securities loaned that may occur during the term of the loan. The Portfolio has the right under the Lending Agreement to recover the securities from the borrower on demand. With respect to security loans collateralized by non-cash collateral, the Portfolio receives loan premiums paid by the borrower. With respect to security loans collateralized by cash collateral, the earnings from the collateral investments are shared among the Portfolio, the security lending agent and the borrower. The Portfolio records security lending income net of allocations to the security lending agent and the borrower.

The Collective Trust used for the investment of cash collateral received from borrowers of securities seeks to maintain a net asset value per unit of $1.00, but there can be no assurance that it will always be able to do so. The Portfolio may incur investment losses as a result of investing securities lending collateral in the Collective Trust. This could occur if an investment in the Collective Trust defaulted or if it were necessary to liquidate assets in the Collective Trust to meet returns on outstanding security loans at a time when the Collective Trust’s net asset value per unit was less than $1.00. Under those circumstances, the Portfolio may not receive an amount from the Collective Trust that is equal in amount to the collateral the Portfolio would be required to return to the borrower of the securities and the Portfolio would be required to make up for this shortfall. During the period ended January 31, 2013, the Portfolio had no securities out on loan.

4. Credit and Market Risk
The Portfolio invests a significant portion of its assets in small- and mid-sized companies and may be subject to certain risks associated with ownership of securities of such companies. Investments in small- or mid-sized companies may be more volatile than investments in larger companies for a number of reasons, which include more limited financial resources or a dependence on narrow product lines.

The Portfolio may invest up to 15% of its net assets in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Portfolio from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Portfolio's Board has delegated to DMC the day-to-day functions of determining whether individual securities are liquid for purposes of the Portfolio's limitation on investments in illiquid securities. Securities eligible for resale pursuant to Rule 144A, which are determined to be liquid, are not subject to the Portfolio’s 15% limit on investments in illiquid securities. As of January 31, 2013, there were no Rule 144A securities and no securities have been determined to be illiquid under the Portfolio's Liquidity Procedures.

5. Subsequent Events
Management has determined that no material events or transactions occurred subsequent to January 31, 2013 that would require recognition or disclosure in the Portfolio’s schedule of investments.

Item 2. Controls and Procedures.

     The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures within 90 days of the filing of this report and have concluded that they are effective in providing reasonable assurance that the information required to be disclosed by the registrant in its reports or statements filed under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the rules and forms of the Securities and Exchange Commission.

     There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

     File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)), exactly as set forth below: